UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21979
Nuveen Investment Trust V

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917‑7700

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report February 28, 2026

Nuveen Flexible Income Fund
Class A Shares/NWQAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Flexible Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$50	0.96%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2026)

Fund net assets	$869,571,352

Total number of portfolio holdings	185

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of February 28, 2026)

(1) Includes 35.8% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report February 28, 2026

Nuveen Flexible Income Fund
Class C Shares/NWQCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Flexible Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$88	1.71%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2026)

Fund net assets	$869,571,352

Total number of portfolio holdings	185

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of February 28, 2026)

(1) Includes 35.8% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report February 28, 2026

Nuveen Flexible Income Fund
Class R6 Shares/NQWFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Flexible Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$34	0.65%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2026)

Fund net assets	$869,571,352

Total number of portfolio holdings	185

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of February 28, 2026)

(1) Includes 35.8% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report February 28, 2026

Nuveen Flexible Income Fund
Class I Shares/NWQIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Flexible Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$37	0.71%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2026)

Fund net assets	$869,571,352

Total number of portfolio holdings	185

Portfolio turnover (%)	18%

1	continued>>

What did the Fund invest in? (as of February 28, 2026)

(1) Includes 35.8% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report February 28, 2026

Nuveen Preferred Securities and Income Fund
Class A Shares/NPSAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$51	0.99%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2026)

Fund net assets	$6,053,644,774

Total number of portfolio holdings	230

Portfolio turnover (%)	8%

1	continued>>

What did the Fund invest in? (as of February 28, 2026)

(1) Includes 84.0% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report February 28, 2026

Nuveen Preferred Securities and Income Fund
Class C Shares/NPSCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$89	1.74%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2026)

Fund net assets	$6,053,644,774

Total number of portfolio holdings	230

Portfolio turnover (%)	8%

1	continued>>

What did the Fund invest in? (as of February 28, 2026)

(1) Includes 84.0% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

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2

Semi-Annual Shareholder Report February 28, 2026

Nuveen Preferred Securities and Income Fund
Class R6 Shares/NPSFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$34	0.67%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2026)

Fund net assets	$6,053,644,774

Total number of portfolio holdings	230

Portfolio turnover (%)	8%

1	continued>>

What did the Fund invest in? (as of February 28, 2026)

(1) Includes 84.0% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670700814_SAR_0226 5278611

2

Semi-Annual Shareholder Report February 28, 2026

Nuveen Preferred Securities and Income Fund
Class I Shares/NPSRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Preferred Securities and Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$38	0.74%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2026)

Fund net assets	$6,053,644,774

Total number of portfolio holdings	230

Portfolio turnover (%)	8%

1	continued>>

What did the Fund invest in? (as of February 28, 2026)

(1) Includes 84.0% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

670700400_SAR_0226 5278611

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments February 28, 2026
Credit Income
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.7%
ASSET-BACKED SECURITIES - 11.0% –
$ 1,000,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 7.350% 09/15/29 $ 1,004,976
1,000,000 (a) Affirm Master Trust, Series 2025 1A 7.180 02/15/33 1,013,285
625,000 (b) AIMCO CLO 18 Ltd, Series 2022 18X, (TSFR3M + 2.850%), Reg
S
7.175 07/20/37 627,377
375,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 9.672 10/15/38 357,596
1,000,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2024 2A 7.430 10/20/28 1,024,889
498,750 (a) Cajun Global LLC, Series 2025 2A 5.912 11/20/55 507,115
1,000,000 (a) Cajun Global LLC, Series 2025 2A 8.720 11/20/55 1,004,686
1,000,000 (a) Centersquare Issuer LLC, Series 2025 1A 5.900 03/26/55 979,630
2,840 (a),(c) Chase Auto Owner Trust 2025-2, Series 2025 2A 0.000 02/25/33 450,310
500,000 (a),(b) CIFC Funding 2020-III Ltd, Series 2020 3A, (TSFR3M + 4.800%) 8.468 10/20/38 477,236
675,000 (a),(b) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 8.418 04/19/35 661,141
500,000 (a),(b) CIFC Funding Ltd, Series 2025 7A, (TSFR3M + 4.750%) 8.452 01/22/39 493,788
1,000,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
9.408 05/20/55 1,057,873
1,000,000 (a) DataBank Issuer, Series 2026 1A 6.493 02/25/56 1,006,973
504,178 (a) Elara Hgv Timeshare Issuer 2025-A LLC, Series 2025 A 6.910 01/25/40 508,287
1,000,000 (a) Flexential Issuer LLC, Series 2025 1A 6.030 10/25/60 1,016,414
250,000 (a),(b) Galaxy 32 CLO Ltd, Series 2023 32A, (TSFR3M + 5.850%) 9.523 01/20/39 251,224
500,000 (a),(b) Goldentree Loan Management US Clo 11 Ltd, Series 2021 11A,
(TSFR3M + 7.762%)
8.563 10/20/34 467,702
1,015,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.750%)
6.431 08/15/28 1,016,346
1,000,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 4.500%)
8.181 08/15/28 999,632
500,000 (a) Hertz Vehicle Financing III LLC, Series 2025 6A 8.300 05/25/32 518,593
448,875 (a) Hin Timeshare Trust, Series 2025 B 7.580 05/15/45 456,298
673,313 (a) Hin Timeshare Trust, Series 2025 B 9.410 05/15/45 682,343
750,000 (a) Hotwire Funding LLC, Series 2024 1A 9.188 06/20/54 777,526
1,000,000 (a) Lmdv Issuer Co LLC, Series 2025 1A 7.880 12/15/55 1,023,825
1,000,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 6.200 09/15/55 1,021,361
900,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 8.120 09/15/55 928,941
335,000 (a),(b),(d) Magnetite LV Ltd, Series 2026 55A, (TSFR3M + 5.000%) 0.000 04/15/39 335,838
500,000 (a) MetroNet Infrastructure Issuer LLC, S eries 2025 2A 7.830 08/20/55 516,341
1,000,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 4A 7.112 12/20/55 1,020,507
1,525,000 (a),(c) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 401,990
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
8.668 07/20/39 988,560
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 2.800%)
6.471 10/16/37 1,003,558
650,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
8.821 10/16/37 643,804
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd, Series 2022
47A, (TSFR3M + 2.800%)
7.005 04/16/35 501,375
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 2.700%)
7.018 04/25/36 1,001,200
525,000 (a) NMEF Funding 2026-A LLC, Series 2026 A 6.730 02/15/34 528,654
250,000 (a),(b),(d) OCP CLO 2024-31 Ltd, Series 2026 31A, (TSFR3M + 4.950%) 8.870 04/20/39 251,224
1,000,000 (a),(b) OHA Loan Funding 2013-1 Ltd, Series 2013 1A, (TSFR3M +
3.300%)
6.971 04/23/37 1,001,446
1,500,000 (a) OHS Issuer LLC, Series 2026 1 8.350 02/25/61 1,502,924
1,000,000 (a) OHS Issuer LLC, Series 2026 1 6.000 02/25/61 1,001,967
500,000 (a) Oportun Issuance Trust 2024-2, Series 2024 2 10.470 02/09/32 513,127
1,000,000 (a) Oportun Issuance Trust 2025-B, Series 2025 B 9.400 05/09/33 1,012,004
1,000,000 (a) QTS Issuer ABS II LLC, Series 2026 1A 6.729 01/05/56 1,024,102
1,000,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9.672 01/15/38 964,727
554,335 (a) Sierra Timeshare 2025-1 Receivables Funding LLC, Series 2025
1A
6.860 01/21/42 565,792
750,000 (a),(b) Thayer Park CLO Ltd, Series 2017 1A, (TSFR3M + 9.132%) 1.000 04/20/34 657,683
1,000,000 (a) Uniti Fiber Abs Issuer LLC, Series 2025 1A 9.018 04/20/55 1,054,990

Portfolio of Investments February 28, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 1,250,000 (a) UNITK 2026-1A A2, Series 2026 1A 7.653% 02/25/56 $ 1,279,195
1,000,000 (a) VB-S1 Issuer LLC, Series 2026 1A 6.843 03/15/56 1,023,882
1,000,000 (a) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 1,052,181
TOTAL ASSET-BACKED SECURITIES
(Cost $40,491,183) 40,182,438
SHARES DESCRIPTION VALUE
76580 COMMON STOCKS - 0.0% 76580
TELECOMMUNICATION SERVICES - 0.0%
4,163 (e) Altice France Lux 3 76,491
TOTAL TELECOMMUNICATION SERVICES 76,491
TRANSPORTATION - 0.0%
8,907 (c),(e) Jack Cooper Enterprises Inc 89
TOTAL TRANSPORTATION 89
TOTAL COMMON STOCKS
(Cost $70,505) 76,580
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
208353360 CORPORATE BONDS - 57.1% (f) 208353360
AUTOMOBILES & COMPONENTS - 1.6%
1,950,000 (a) Dealer Tire LLC / DT Issuer LLC 8.000 02/01/28 1,930,520
730,000 (a) Dornoch Debt Merger Sub Inc 6.625 10/15/29 659,464
575,000 (g),(h),(i) General Motors Financial Co Inc 5.750 N/A 576,032
700,000 (g) Goodyear Tire & Rubber Co/The 5.250 04/30/31 671,213
525,000 (a) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6.375 05/15/29 531,752
430,000 (a) IHO Verwaltungs GmbH 8.000 11/15/32 458,688
200,000 (a),(g) Nemak SAB de CV 3.625 06/28/31 173,058
625,000 (a) Phinia Inc 6.625 10/15/32 648,853
300,000 (a) ZF North America Capital Inc 7.500 03/24/31 309,184
TOTAL AUTOMOBILES & COMPONENTS 5,958,764
BANKS - 3.1%
375,000 (a),(h),(j) Akbank TAS 0.000 N/A 375,504
400,000 (h),(j) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 445,596
500,000 (a),(j) Banco Davivienda SA 8.125 07/02/35 515,500
400,000 (a) Banco do Brasil SA/Cayman 6.000 03/18/31 411,172
500,000 (a),(h),(j) Banco Mercantil del Norte SA/Grand Cayman 6.625 N/A 496,332
600,000 (a),(j) Bank Hapoalim BM, Reg S 3.255 01/21/32 591,895
500,000 (h),(j) Barclays PLC 8.000 N/A 533,153
400,000 (a),(j) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
7.625 02/11/35 427,060
950,000 (a),(h),(j) BNP Paribas SA 7.450 N/A 1,003,628
200,000 (a) Caixa Economica Federal 5.625 05/13/30 203,730
1,000,000 (i) Canadian Imperial Bank of Commerce 6.950 01/28/85 1,034,078
1,000,000 (a),(h),(j) Credit Agricole SA 7.125 N/A 1,051,978
750,000 (g),(h),(j) Lloyds Banking Group PLC 6.750 N/A 777,187
400,000 (a),(j) Mizrahi Tefahot Bank Ltd, Reg S 5.837 04/15/36 410,440
300,000 (a),(h),(i) NBK Tier 1 Ltd 6.375 N/A 306,624
1,500,000 (a),(g),(h),(j) Societe Generale SA 7.125 N/A 1,490,764
500,000 (a),(i) Turkiye Garanti Bankasi AS 8.125 01/03/35 521,516
500,000 (a),(i) Turkiye Is Bankasi AS 7.575 02/05/37 505,601
200,000 (a) Yapi ve Kredi Bankasi AS 7.250 03/03/30 208,200
TOTAL BANKS 11,309,958
CAPITAL GOODS - 3.1%
1,260,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 1,319,539
675,000 (a) Alta Equipment Group Inc 9.000 06/01/29 637,340
900,000 (a) Camelot Return Merger Sub Inc 8.750 08/01/28 679,510
1,050,000 (a) Columbus McKinnon Corp/NY 7.125 01/31/33 1,079,463
109,334 (a) CP Atlas Buyer Inc, (cash 7.000%, PIK 5.750%) 12.750 01/15/31 98,179
590,000 (a) Goat Holdco LLC 6.750 02/01/32 609,702
375,000 (a) Herc Holdings Inc 5.750 03/15/31 380,145

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 255,000 (a) Herc Holdings Inc 7.000% 06/15/30 $ 267,219
500,000 (a) IHS Holding Ltd 8.250 11/29/31 532,658
300,000 (a) IRB Infrastructure Developers Ltd 7.110 03/11/32 312,714
490,000 (a) Lsf12 Helix Parent LLC 7.125 02/01/33 491,903
840,000 (a) Masterbrand Inc 7.000 07/15/32 845,404
680,000 (a) New Flyer Holdings Inc 9.250 07/01/30 734,006
400,000 (a) Quikrete Holdings Inc 6.375 03/01/32 415,719
475,000 (a) Standard Building Solutions Inc 6.500 08/15/32 488,935
400,000 (a) Terex Corp 6.250 10/15/32 411,947
300,000 (a) TransDigm Inc 6.875 12/15/30 312,226
500,000 (a) TransDigm Inc 6.000 01/15/33 508,844
450,000 (a) TransDigm Inc 6.375 05/31/33 459,285
675,000 (a) TransDigm Inc 6.125 07/31/34 685,622
TOTAL CAPITAL GOODS 11,270,360
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
635,000 (a) Allied Universal Holdco LLC 7.875 02/15/31 670,883
600,000 (a) Bidvest Group UK PLC/The 6.200 09/17/32 613,188
415,000 (a) CACI International Inc 6.375 06/15/33 427,239
300,000 (a) Garda World Security Corp 8.250 08/01/32 306,641
750,000 (a) Garda World Security Corp 8.375 11/15/32 768,147
640,000 (a) GFL Environmental Holdings US Inc 5.500 02/01/34 642,302
655,000 (a) Neptune Bidco US Inc 9.290 04/15/29 656,284
1,020,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 1,051,038
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,135,722
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.0%
900,000 (a) Cougar JV Subsidiary LLC 8.000 05/15/32 958,542
240,000 (a) Gee Automotive Holdings LLC 7.250 03/01/31 243,949
100,000 Kohl's Corp 5.125 05/01/31 84,631
600,000 (a) Kohl's Corp 10.000 06/01/30 653,173
750,000 (a),(g) LBM Acquisition LLC 6.250 01/15/29 571,817
680,000 (a) Michaels Cos Inc/The 7.875 05/01/29 683,061
495,000 (a),(d) Michaels Cos Inc/The 11.000 03/15/34 462,658
490,000 (a),(d) Michaels Cos Inc/The 8.500 03/15/33 476,625
480,000 Nordstrom Inc 4.250 08/01/31 447,285
325,000 (a) Park River Holdings Inc 8.000 03/15/31 327,084
625,000 (a) PetSmart Inc / PetSmart Finance Corp 10.000 09/15/33 626,782
525,000 (a) QXO Building Products Inc 6.750 04/30/32 543,751
1,200,000 (a) Veritiv Operating Co 10.500 11/30/30 1,283,964
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,363,322
CONSUMER DURABLES & APPAREL - 0.7%
948,643 (a) Beach Acquisition Bidco LLC, (cash 10.00%, PIK 10.750%) 10.000 07/15/33 1,048,253
380,000 (a) CD&R Smokey Buyer Inc / Radio Systems Corp 9.500 10/15/29 311,911
225,000 (a) Installed Building Products Inc 5.625 02/01/34 227,986
180,000 Newell Brands Inc 7.000 04/01/46 160,237
400,000 (a) Newell Brands Inc 8.500 06/01/28 421,041
300,000 (a) S&S Holdings LLC 8.375 10/01/31 281,164
TOTAL CONSUMER DURABLES & APPAREL 2,450,592
CONSUMER SERVICES - 2.4%
300,000 (a) Caesars Entertainment Inc 7.000 02/15/30 307,572
435,000 (a) Carnival Corp 5.750 08/01/32 451,443
500,000 (a) Churchill Downs Inc 5.750 04/01/30 504,001
200,000 Fortune Star BVI Ltd, Reg S 8.500 05/19/28 206,680
600,000 Fortune Star BVI Ltd, Reg S 6.800 09/09/29 594,634
600,000 (a) Life Time Inc 6.000 11/15/31 618,005
595,000 (a) Marriott Ownership Resorts Inc 6.500 10/01/33 576,932
200,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 165,009
300,000 MGM Resorts International 6.125 09/15/29 308,335
400,000 (a),(g) Motion Bondco DAC 6.625 11/15/27 377,576
600,000 (a) NCL Corp Ltd 6.750 02/01/32 617,901
345,000 (a) NCL Corp Ltd 5.875 01/15/31 348,633
180,000 Six Flags Entertainment Corp 7.250 05/15/31 176,667

Portfolio of Investments February 28, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 765,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
6.500% 10/01/28 $ 765,637
150,000 (a) SIX FLAGS/CAN WON/MILLEN 8.625 01/15/32 151,874
300,000 (a) Studio City Finance Ltd 5.000 01/15/29 290,053
525,000 (a) Travel + Leisure Co 6.125 09/01/33 533,645
500,000 (a) Viking Ocean Cruises Ship VII Ltd 5.625 02/15/29 499,590
500,000 (a) Voyager Parent LLC 9.250 07/01/32 533,910
300,000 (a) Wynn Macau Ltd 5.625 08/26/28 299,577
410,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 418,708
TOTAL CONSUMER SERVICES 8,746,382
ENERGY - 8.4%
565,000 (a) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5.750 10/15/33 573,560
400,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 416,257
595,000 (a) ARCHROCK SERVICES/PARTNE 6.000 02/01/34 602,428
600,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 07/15/33 622,612
500,000 (a) Azule Energy Finance Plc 8.125 01/23/30 507,120
500,000 (a) Azule Energy Finance Plc 8.625 01/22/33 502,903
272,026 (a) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 283,333
830,000 (a) Bristow Group Inc 6.750 02/01/33 842,181
300,000 Buckeye Partners LP 5.850 11/15/43 282,656
560,000 (a) Chord Energy Corp 6.000 10/01/30 572,040
300,000 (a) Chord Energy Corp 6.750 03/15/33 311,578
500,000 (a) CITGO Petroleum Corp 8.375 01/15/29 518,484
1,000,000 (a) CNX Resources Corp 7.250 03/01/32 1,048,595
935,000 (a) CNX Resources Corp 5.875 03/01/34 936,710
670,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 668,174
465,000 (a) CVR Energy Inc 7.500 02/15/31 463,424
162,000 (a) CVR Energy Inc 5.750 02/15/28 161,709
655,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 677,468
520,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 542,961
875,000 (i) Enbridge Inc 8.500 01/15/84 1,009,854
600,000 (h),(i) Energy Transfer LP 7.125 N/A 622,408
1,150,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 1,214,952
398,701 (a) Gran Tierra Energy Inc 9.750 04/15/31 320,954
590,000 (a) Harvest Midstream I LP 7.500 05/15/32 612,410
300,000 (a) Indika Energy Tbk PT 8.750 05/07/29 298,687
800,000 (a) ITT Holdings LLC 6.500 08/01/29 777,201
665,000 (a) Kodiak Gas Services LLC 6.500 10/01/33 685,762
300,000 (a) Kosmos Energy Ltd 7.750 05/01/27 294,750
270,000 (a) Matador Resources Co 6.000 04/15/34 269,674
310,000 (a) Matador Resources Co 6.250 04/15/33 315,500
500,000 (a) Moss Creek Resources Holdings Inc 8.250 09/01/31 492,723
795,000 (a) Noble Finance II LLC 8.000 04/15/30 827,452
350,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 348,539
300,000 Petrobras Global Finance BV 6.250 01/10/36 304,170
600,000 (a) Raizen Fuels Finance SA 6.700 02/25/37 269,250
245,000 (a) Rockies Express Pipeline LLC 6.750 03/15/33 258,089
325,000 (a) SIERRACOL EN AND/ARA/DEV 9.000 11/14/30 330,281
480,000 (a) SM Energy Co 8.625 11/01/30 508,007
1,010,000 (i) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 1,052,477
750,000 (a) Sunoco LP 6.250 07/01/33 772,444
1,070,000 (a),(h),(i) Sunoco LP 7.875 N/A 1,106,112
500,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 505,315
200,000 (a) TransMontaigne Partners LLC 8.500 06/15/30 208,997
267,538 (a) Transocean Aquila Ltd 8.000 09/30/28 274,494
230,000 (a) Transocean International Ltd 7.875 10/15/32 246,954
600,000 (a) Transportadora de Gas del Sur SA 7.750 11/20/35 607,251
600,000 (a) Venture Global Calcasieu Pass LLC 3.875 11/01/33 534,011
800,000 (a),(h),(i) Venture Global LNG Inc 9.000 N/A 699,661
500,000 (a) Venture Global LNG Inc 8.375 06/01/31 512,019
500,000 (a) Venture Global LNG Inc 9.875 02/01/32 529,720

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 400,000 (a) Venture Global Plaquemines LNG LLC 6.500% 06/15/34 $ 419,984
270,000 (a) Venture Global Plaquemines LNG LLC 6.125 12/15/30 280,478
1,000,000 (a) Venture Global Plaquemines LNG LLC 6.750 01/15/36 1,065,211
410,000 (a) Venture Global Plaquemines LNG LLC 6.500 01/15/34 431,492
370,000 (a) Weatherford International Ltd 6.750 10/15/33 386,829
200,000 (a) YPF SA 8.750 09/11/31 208,167
500,000 (a) YPF SA 8.250 01/17/34 513,032
TOTAL ENERGY 30,649,504
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
895,000 (a) Diversified Healthcare Trust 7.250 10/15/30 930,698
1,005,000 (a) Iron Mountain Inc 6.250 01/15/33 1,026,917
695,000 (a) Millrose Properties Inc 6.375 08/01/30 713,001
850,000 (a) Millrose Properties Inc 6.250 09/15/32 860,662
1,078,000 (g) MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 1,056,228
800,000 MPT Operating Partnership LP / MPT Finance Corp 3.500 03/15/31 611,792
720,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 770,600
600,000 (a) Office Properties Income Trust 9.000 03/31/29 609,774
300,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 310,433
180,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 186,982
315,000 (a),(d) RHP Hotel Properties LP / RHP Finance Corp 5.750 03/15/34 317,298
605,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 588,412
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 7,982,797
FINANCIAL SERVICES - 5.6%
350,000 (i) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 369,906
600,000 (a) Azorra Finance Ltd 7.750 04/15/30 630,166
570,000 (a) Azorra Finance Ltd 7.250 01/15/31 594,905
200,000 (a) Banco BTG Pactual SA/Cayman Islands 5.500 01/27/31 199,990
900,000 (a) Burford Capital Global Finance LLC 6.250 04/15/28 894,940
295,000 (a) Burford Capital Global Finance LLC 8.500 01/15/34 289,155
1,012,842 (a) Compass Group Diversified Holdings LLC 5.250 04/15/29 948,070
300,000 (a),(g) DAE Funding LLC 4.950 01/15/33 298,216
600,000 (h),(j) Deutsche Bank AG, Reg S 8.130 N/A 644,274
EUR 600,000 (h),(j) Deutsche Bank AG, Reg S 7.125 N/A 752,369
1,335,000 (a) Encore Capital Group Inc 6.625 04/15/31 1,355,559
1,071,000 (i) HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 1,128,159
1,826,000 (i) HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 1,825,498
75,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3.375 06/15/26 74,711
640,000 (a) Hunt Cos Inc 5.250 04/15/29 610,440
450,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 444,348
200,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375 02/01/29 170,464
1,180,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250 05/15/27 1,162,241
100,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 95,122
500,000 (a) Ittihad International II Ltd 7.375 11/13/30 516,191
665,000 (a) Jane Street Group / JSG Finance Inc 6.125 11/01/32 668,971
500,000 (a) Muthoot Finance Ltd 5.750 08/04/30 499,765
255,000 OneMain Finance Corp 6.125 05/15/30 255,761
640,000 OneMain Finance Corp 5.375 11/15/29 632,742
475,000 OneMain Finance Corp 6.500 03/15/33 470,673
350,000 (a) Osaic Holdings Inc 6.750 08/01/32 353,192
505,000 (a) PennyMac Financial Services Inc 6.875 05/15/32 507,889
300,000 (a) Sammaan Capital Ltd 8.950 08/28/28 311,893
430,000 (a) Starwood Property Trust Inc 6.500 10/15/30 448,128
315,000 (a) Starwood Property Trust Inc 6.000 04/15/30 322,298
1,690,000 (a) Stonex Escrow Issuer LLC 6.875 07/15/32 1,753,765
1,000,000 (a),(h),(j) UBS Group AG 9.250 N/A 1,169,493
185,000 (a) WEX Inc 6.500 03/15/33 185,932
TOTAL FINANCIAL SERVICES 20,585,226

Portfolio of Investments February 28, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.8%
$ 615,000 (a) Arcor SAIC 7.600% 07/31/33 $ 634,003
400,000 (a) Grupo Nutresa SA 8.000 05/12/30 430,900
400,000 (a) MARB BondCo PLC 3.950 01/29/31 364,610
300,000 (a) Minerva Luxembourg SA 8.875 09/13/33 328,269
600,000 (a) Post Holdings Inc 6.375 03/01/33 610,729
600,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 607,379
TOTAL FOOD, BEVERAGE & TOBACCO 2,975,890
HEALTH CARE EQUIPMENT & SERVICES - 2.5%
564,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 611,221
450,000 (a) DaVita Inc 4.625 06/01/30 440,517
555,000 (a) DaVita Inc 6.875 09/01/32 576,693
800,000 (i) DENTSPLY SIRONA Inc 8.375 09/12/55 799,269
520,000 (a),(g) Embecta Corp 5.000 02/15/30 488,745
995,000 (a) Global Medical Response Inc 7.375 10/01/32 1,041,646
100,000 (a) LifePoint Health Inc 8.375 02/15/32 108,264
290,000 (a) Molina Healthcare Inc 6.500 02/15/31 290,926
750,000 (a) Molina Healthcare Inc 6.250 01/15/33 737,787
500,000 (a) Molina Healthcare Inc 3.875 11/15/30 455,464
500,000 (a) National Mentor Holdings Inc 10.500 12/15/30 498,156
595,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 621,497
252,426 (a) Radiology Partners Inc, (cash 9.781%, PIK 9.781%) 9.781 02/15/30 236,018
895,000 (a) Radiology Partners Inc 8.500 07/15/32 921,564
615,000 (a) Team Health Holdings Inc 8.375 06/30/28 619,082
225,000 (a) Tenet Healthcare Corp 6.000 11/15/33 232,522
600,000 (a) US Acute Care Solutions LLC 9.750 05/15/29 600,187
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,279,558
INSURANCE - 3.6%
610,000 (a) Acrisure LLC / Acrisure Finance Inc 6.750 07/01/32 598,256
800,000 (a) Acrisure LLC / Acrisure Finance Inc 7.500 11/06/30 814,125
850,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500 10/01/31 854,665
300,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 303,452
1,615,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 1,564,644
960,000 (a) Ardonagh Finco Ltd 7.750 02/15/31 982,997
450,000 (a) Ardonagh Group Finance Ltd 8.875 02/15/32 444,137
635,000 (a) ASURION LLC/ASURION CO 8.000 12/31/32 666,946
1,600,000 (a) ASURION LLC/ASURION CO 8.375 02/01/34 1,592,267
417,000 (a),(b) Bonanza RE Ltd (3-Month U.S. Treasury Bill + –%) 3.607 01/08/27 350,655
500,000 (i) Enstar Finance LLC 5.500 01/15/42 496,518
485,000 (a),(i) Enstar Group Ltd 7.500 04/01/45 505,235
450,000 (a) HUB International Ltd 7.375 01/31/32 458,021
595,000 (a) HUB International Ltd 5.625 12/01/29 585,758
415,000 (a),(b) Integrity RE III Ltd ( + 2.500%) 6.010 06/07/29 415,000
250,000 (a),(b) MEADOWS LTD (3-Month U.S. Treasury Bill + 7.500%) 11.362 12/07/29 248,550
900,000 (a) Panther Escrow Issuer LLC 7.125 06/01/31 915,611
500,000 (a),(b) Residential Reinsurance 2025 Ltd (3-Month U.S. Treasury Bill +
5.750%)
4.783 06/06/29 516,100
1,000,000 (a),(h),(i) SBL Holdings Inc 9.508 N/A 994,643
TOTAL INSURANCE 13,307,580
MATERIALS - 3.1%
1,135,000 (a) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6.250 01/30/31 1,161,688
200,000 (a) Braskem Netherlands Finance BV 4.500 01/10/28 90,387
600,000 Celanese US Holdings LLC 7.050 11/15/30 639,717
200,000 (a),(h),(i) Cemex SAB de CV 7.200 N/A 210,600
400,000 (a) Cleveland-Cliffs Inc 6.875 11/01/29 412,006
435,000 (a) Clydesdale Acquisition Holdings Inc 6.625 04/15/29 439,491
875,000 (a) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 871,143
500,000 (a) Compass Minerals International Inc 8.000 07/01/30 527,525
330,000 (a) Crown Americas LLC 5.875 06/01/33 339,051
510,000 (a) First Quantum Minerals Ltd 6.375 02/15/36 511,595
250,000 (g) Huntsman International LLC 5.700 10/15/34 239,144

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 400,000 (a) LD Celulose International GmbH 7.950% 01/26/32 $ 422,264
500,000 (a) Limak Cimento Sanayi ve Ticaret AS 9.750 07/25/29 512,416
420,000 (a) Methanex US Operations Inc 6.250 03/15/32 434,701
370,000 (a) Mineral Resources Ltd 7.000 04/01/31 389,145
200,000 (a) Mineral Resources Ltd 8.000 11/01/27 204,393
730,000 (a) OCP SA 6.700 03/01/36 787,122
360,000 (a) Olin Corp 6.625 04/01/33 351,530
375,000 (a) Olympus Water US Holding Corp 6.750 08/01/32 369,154
370,000 (a) Qnity Electronics Inc 6.250 08/15/33 384,171
200,000 (a) Sasol Financing USA LLC 8.750 05/03/29 204,989
200,000 UPL Corp Ltd, Reg S 4.625 06/16/30 189,669
500,000 (a) Volcan Cia Minera SAA 8.500 10/28/32 522,855
400,000 (a) WR Grace Holdings LLC 5.625 08/15/29 383,175
600,000 (a) WR Grace Holdings LLC 6.625 08/15/32 606,976
TOTAL MATERIALS 11,204,907
MEDIA & ENTERTAINMENT - 2.8%
475,000 (a) Advantage Sales & Marketing Inc 6.500 11/15/28 389,500
600,000 CCO Holdings LLC / CCO Holdings Capital Corp, Reg S 4.250 02/01/31 559,260
250,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 238,457
260,000 (a),(g) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 241,781
475,000 (a) Clear Channel Outdoor Holdings Inc 7.750 04/15/28 478,770
250,000 (a) Directv Financing LLC 8.875 02/01/30 250,288
660,000 (a) Directv Financing LLC 8.875 02/01/30 660,227
246,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 246,286
500,000 Discovery Global Holdings Inc 4.279 03/15/32 459,375
500,000 Discovery Global Holdings Inc 4.054 03/15/29 494,685
250,000 DISH DBS Corp 5.125 06/01/29 223,258
400,000 (a) Gray Media Inc 7.250 08/15/33 413,041
500,000 Grupo Televisa SAB 5.250 05/24/49 344,921
310,000 (a) iHeartCommunications Inc 4.750 01/15/28 277,320
145,000 (a) LCPR Senior Secured Financing DAC 6.750 10/15/27 101,558
730,000 (a) McGraw-Hill Education Inc 7.375 09/01/31 745,945
410,000 (a) Neptune Bidco US Inc 10.375 05/15/31 413,815
200,000 (a) Neptune Bidco US Inc 9.500 02/15/33 195,758
420,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.250 01/15/29 412,100
500,000 (a),(g) Scripps Escrow II Inc 3.875 01/15/29 471,644
600,000 (a) Sirius XM Radio LLC 4.125 07/01/30 565,548
780,000 (a) Univision Communications Inc 7.375 06/30/30 780,015
500,000 (a) Univision Communications Inc 8.000 08/15/28 513,601
200,000 (a) Univision Communications Inc 8.500 07/31/31 204,681
325,000 (a) Univision Communications Inc 9.375 08/01/32 343,904
TOTAL MEDIA & ENTERTAINMENT 10,025,738
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
1,300,000 (a) 1261229 BC Ltd 10.000 04/15/32 1,344,372
1,530,000 (a),(g) Bausch Health Americas Inc 8.500 01/31/27 1,516,234
300,000 (a) Bausch Health Cos Inc 5.250 02/15/31 195,750
300,000 (a) Bausch Health Cos Inc 4.875 06/01/28 279,189
325,000 (a) Bausch Health Cos Inc 11.000 09/30/28 339,823
300,000 (a) Charles River Laboratories International Inc 4.000 03/15/31 283,246
750,000 (a),(g) Emergent BioSolutions Inc 3.875 08/15/28 655,781
855,000 (a) GENMAB A/S/GENMAB FIN 7.250 12/15/33 907,271
500,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875 05/15/34 465,981
300,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 294,500
550,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 488,733
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,770,880
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
1,084,000 (a) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 1,095,755
600,000 Arabian Centres Sukuk IV Ltd, Reg S 8.875 12/04/30 627,023
375,000 Kennedy-Wilson Inc 4.750 03/01/29 369,498
535,000 (g) Kennedy-Wilson Inc 5.000 03/01/31 518,613
200,000 (a) Permian Resources Operating LLC 6.250 02/01/33 207,096

Portfolio of Investments February 28, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
$ 186,660 (a) Sorik Marapi Geothermal Power PT 7.750% 08/05/31 $ 191,728
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,009,713
SOFTWARE & SERVICES - 0.8%
605,000 (a) Amentum Holdings Inc 7.250 08/01/32 633,940
900,000 (a) Cloud Software Group Inc 8.250 06/30/32 900,754
600,000 (a) Cloud Software Group Inc 6.500 03/31/29 588,406
250,000 (a) Gen Digital Inc 6.250 04/01/33 248,798
150,000 (a) McAfee Corp 7.375 02/15/30 122,729
250,000 (a) Open Text Holdings Inc 4.125 12/01/31 218,374
300,000 X.AI LLC / X.AI Co Issuer Corp 12.500 06/30/30 341,674
TOTAL SOFTWARE & SERVICES 3,054,675
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
220,000 (a) Imola Merger Corp 4.750 05/15/29 216,272
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 216,272
TELECOMMUNICATION SERVICES - 4.6%
304,878 (a) Altice France Lux 3 / Altice Holdings 1 9.500 11/01/29 309,558
500,000 (a) Altice France Lux 3 / Altice Holdings 1 10.000 01/15/33 469,857
1,190,183 (a) Altice France SA 6.500 04/15/32 1,139,845
400,000 (a) APLD COMPUTECO LLC 9.250 12/15/30 419,837
315,000 (a) Black Pearl Compute LLC 6.125 02/15/31 322,387
660,000 (a) Cipher Compute LLC 7.125 11/15/30 687,947
1,700,000 (a) Connect Holding II LLC 10.500 04/03/31 1,643,963
480,000 (a) Level 3 Financing Inc 6.875 06/30/33 497,124
665,000 (a) Level 3 Financing Inc 7.000 03/31/34 691,297
970,000 (a) Level 3 Financing Inc 8.500 01/15/36 1,009,963
450,000 (a) Lumen Technologies Inc 4.500 01/15/29 428,362
968,000 (i) Rogers Communications Inc 7.125 04/15/55 1,025,181
290,000 (a) SV RNO Property Owner 1 LLC 5.875 03/01/31 291,299
1,216,000 (a) Telesat Canada / Telesat LLC 5.625 12/06/26 954,619
800,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8.625 06/15/32 811,366
700,000 (a) Virgin Media Secured Finance PLC 4.500 08/15/30 638,090
320,000 (a) Windstream Services LLC 7.500 10/15/33 332,938
835,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 879,117
775,000 (a) WULF COMPUTE LLC 7.750 10/15/30 820,736
2,701,743 (a) Zayo Group Holdings Inc 9.250 03/09/30 2,634,152
693,137 (a) Zayo Group Holdings Inc 13.750 09/09/30 627,289
TOTAL TELECOMMUNICATION SERVICES 16,634,927
TRANSPORTATION - 0.9%
231,000 (a) Allegiant Travel Co 7.250 08/15/27 233,143
500,000 (a) Corp Quiport SA 9.000 12/15/37 546,248
100,000 (a) Genesee & Wyoming Inc 6.250 04/15/32 103,074
600,000 (a),(g) Grupo Aeromexico SAB de CV 8.625 11/15/31 615,750
600,000 (a) Montego Bay Airport Revenue Finance Ltd 6.600 06/15/35 602,700
400,000 (a) Stonepeak Nile Parent LLC 7.250 03/15/32 424,489
350,000 United Airlines Holdings Inc 5.375 03/01/31 356,846
476,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 490,950
TOTAL TRANSPORTATION 3,373,200
UTILITIES - 4.7%
1,250,000 (i) AES Corp/The 6.950 07/15/55 1,208,135
655,000 (a) Alpha Generation LLC 6.250 01/15/34 665,157
794,000 (a),(i) AltaGas Ltd 7.200 10/15/54 829,581
835,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 832,543
500,000 (a) Clearway Energy Operating LLC 5.750 01/15/34 506,589
188,150 (a) Continuum Green Energy India Pvt / Co-Issuers 7.500 06/26/33 195,837
1,200,000 (a) ContourGlobal Power Holdings SA 6.750 02/28/30 1,236,000
225,000 (a) Energuate Trust 2 0 6.350 09/15/35 229,282
250,000 (i) EUSHI Finance Inc 7.625 12/15/54 263,921
1,020,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 986,041
200,000 (a) Greenko Wind Projects Mauritius Ltd 7.250 09/27/28 204,059
305,000 (a),(h),(i) NRG Energy Inc 10.250 N/A 335,779

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 280,000 (a) NRG Energy Inc 6.000% 02/01/33 $ 286,780
290,000 (a) NRG Energy Inc 6.250 11/01/34 299,909
200,000 (a) Pampa Energia SA 7.950 09/10/31 207,302
200,000 (a) Pampa Energia SA 7.875 12/16/34 204,800
300,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 296,524
875,000 (i) PG&E Corp 7.375 03/15/55 905,190
800,000 (a) Saavi Energia Sarl 8.875 02/10/35 883,200
855,000 (a) Talen Energy Supply LLC 6.250 02/01/34 870,043
750,000 (a) Talen Energy Supply LLC 6.500 02/01/36 771,126
605,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 591,467
500,000 (a) Trinidad Generation UnLtd 7.750 06/16/33 525,850
730,000 (a),(h),(i) Vistra Corp 8.875 N/A 804,073
670,000 (a) VoltaGrid LLC 7.375 11/01/30 699,608
1,200,000 (a) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 1,245,541
590,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 624,511
340,000 (a) XPLR Infrastructure Operating Partners LP 4.500 09/15/27 338,545
TOTAL UTILITIES 17,047,393
TOTAL CORPORATE BONDS
(Cost $205,807,228) 208,353,360
SHARES DESCRIPTION VALUE
5,008,000 EXCHANGE-TRADED FUNDS - 1.4% 5,008,000
200,000 (k) Nuveen High Yield Corporate Bond ETF 5,008,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,182,873) 5,008,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 7.7% –
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.160 06/15/35 1,001,845
1,500,000 (b) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.778 12/15/62 1,081,522
856,656 (a),(b) BLP Commercial Mortgage Trust 2024-IND2, Series 2024 IND2,
(TSFR1M + 3.689%)
8.011 03/15/41 854,527
2,000,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK, Series 2024 BRBK,
(TSFR1M + 5.971%)
9.705 10/15/41 2,006,306
725,000 (a),(b) BX Trust, Series 2025 DELC, (TSFR1M + 3.050%) 6.710 12/15/42 728,100
1,000,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY, Series 2025 SBAY,
(TSFR1M + 3.750%)
7.850 10/15/37 1,004,768
1,000,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 524,979
900,000 (a) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.000 03/10/48 531,288
322,364 (b) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3.768 08/10/48 315,313
1,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R01, Series 2022
R01, (SOFR30A + 6.000%)
9.667 12/25/41 1,552,698
1,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R02, Series 2022
R02, (SOFR30A + 7.650%)
12.972 01/25/42 1,573,203
2,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R06, Series 2022
R06, (SOFR30A + 10.600%)
15.334 05/25/42 2,211,636
565,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
9.567 07/25/43 618,855
1,250,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
10.767 01/25/42 1,308,488
450,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 4.750%)
8.417 02/25/42 465,441
1,500,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13.788 02/25/42 1,597,160
2,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15.087 04/25/42 2,175,912
850,000 (a),(b) Freddie Mac STACR REMIC Trust 2023-DNA1, Series 2023
DNA1, (SOFR30A + 8.150%)
11.818 03/25/43 956,667
1,500,000 (a),(b) Freddie Mac STACR Trust 2019-HQA2, Series 2019 HQA2,
(SOFR30A + 11.364%)
15.436 04/25/49 1,788,407
1,000,000 (b) GS Mortgage Securities Trust 2018-GS10, Series 2018 GS10 4.547 07/10/51 915,494

Portfolio of Investments February 28, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 1,000,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 8.199% 07/13/42 $ 1,043,036
800,000 (b) JPMBB Commercial Mortgage Securities Trust 2014-C22,
Series 2014 C22
4.513 09/15/47 762,992
1,250,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 949,074
1,000,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 5.285%)
9.605 03/15/39 1,003,276
879,613 (a),(b) Santander Bank Mortgage Credit-Linked Notes, Series 2023
MTG1, (SOFR30A + 4.900%)
9.256 02/26/52 1,015,915
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $28,547,107) 27,986,902
SHARES DESCRIPTION RATE VALUE
2941031 PREFERRED STOCK - 0.8% 2941031
BANKS - 0.2%
27,750 Wintrust Financial Corp 7.875 740,925
TOTAL BANKS 740,925
FINANCIAL SERVICES - 0.2%
27,550 Synchrony Financial 8.250 719,606
TOTAL FINANCIAL SERVICES 719,606
INSURANCE - 0.4%
63,000 Enstar Group Ltd 7.000 1,480,500
TOTAL INSURANCE 1,480,500
TOTAL PREFERRED STOCK
(Cost $2,801,669) 2,941,031
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
16222929 SOVEREIGN DEBT - 4.5% 16222929
ANGOLA - 0.1%
500,000 (a) Angolan Government International Bond 9.244 01/15/31 507,500
TOTAL ANGOLA 507,500
ARGENTINA - 0.2%
900,000 Argentine Republic Government International Bond 4.125 07/09/35 678,420
TOTAL ARGENTINA 678,420
BAHAMAS - 0.2%
600,000 (a) Bahamas Government International Bond 8.250 06/24/36 672,318
TOTAL BAHAMAS 672,318
BARBADOS - 0.1%
200,000 (a) Barbados Government International Bond 8.000 06/26/35 213,800
TOTAL BARBADOS 213,800
BENIN - 0.1%
200,000 (a) Benin Government International Bond 7.960 02/13/38 210,397
TOTAL BENIN 210,397
BRAZIL - 0.1%
500,000 Brazilian Government International Bond 6.250 05/22/36 503,850
TOTAL BRAZIL 503,850
COLOMBIA - 0.2%
500,000 Colombia Government International Bond 3.250 04/22/32 424,175
300,000 Colombia Government International Bond 6.500 01/21/33 297,843
TOTAL COLOMBIA 722,018
COTE D'IVOIRE - 0.3%
700,000 (a) Ivory Coast Government International Bond 6.750 02/25/41 667,222
300,000 (a) Ivory Coast Government International Bond 6.125 06/15/33 298,150
TOTAL COTE D'IVOIRE 965,372
DOMINICAN REPUBLIC - 0.1%
200,000 (a) Dominican Republic International Bond 6.500 02/15/48 201,044
150,000 (a) Dominican Republic International Bond 6.600 06/01/36 157,320
TOTAL DOMINICAN REPUBLIC 358,364

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ECUADOR - 0.1%
$ 155,762 (a) Ecuador Government International Bond 6.900% 07/31/35 $ 141,276
311,523 Ecuador Government International Bond, Reg S 6.900 07/31/35 282,551
TOTAL ECUADOR 423,827
EGYPT - 0.2%
200,000 (a) Egypt Government International Bond 8.750 09/30/51 193,962
200,000 (a) Egypt Government International Bond 8.625 02/04/30 216,927
300,000 (a) Egyptian Financial Co for Sovereign Taskeek/The 6.375 04/07/29 303,372
TOTAL EGYPT 714,261
EL SALVADOR - 0.1%
400,000 (a) El Salvador Government International Bond 7.625 09/21/34 412,000
TOTAL EL SALVADOR 412,000
GHANA - 0.0%
200,000 (a) Ghana Government International Bond 5.000 07/03/35 181,070
TOTAL GHANA 181,070
GUATEMALA - 0.1%
300,000 (a) Guatemala Government Bond 3.700 10/07/33 272,547
TOTAL GUATEMALA 272,547
HONDURAS - 0.1%
200,000 (a) Honduras Government International Bond 5.625 06/24/30 202,000
TOTAL HONDURAS 202,000
JORDAN - 0.3%
300,000 (a) Jordan Government International Bond 5.850 07/07/30 301,326
600,000 (a) Jordan Government International Bond 5.750 11/12/32 589,159
TOTAL JORDAN 890,485
KENYA - 0.3%
200,000 (a) Republic of Kenya Government International Bond 9.500 03/05/36 210,630
600,000 (a) Republic of Kenya Government International Bond 7.875 02/26/34 590,198
TOTAL KENYA 800,828
MONGOLIA - 0.1%
200,000 (a) Mongolia Government International Bond 3.500 07/07/27 196,825
200,000 (a) Mongolia Government International Bond 6.625 02/25/30 208,716
TOTAL MONGOLIA 405,541
NIGERIA - 0.1%
500,000 (a) Nigeria Government International Bond 8.631 01/13/36 537,298
TOTAL NIGERIA 537,298
PAKISTAN - 0.1%
500,000 (a) Pakistan Government International Bond 7.375 04/08/31 495,195
TOTAL PAKISTAN 495,195
PANAMA - 0.2%
400,000 Panama Government International Bond 6.875 01/31/36 439,920
500,000 Panama Government International Bond 5.227 02/23/34 499,750
TOTAL PANAMA 939,670
PARAGUAY - 0.1%
200,000 (a) Paraguay Government International Bond 6.000 02/09/36 214,799
TOTAL PARAGUAY 214,799
REPUBLIC OF SERBIA - 0.1%
300,000 (a) Serbia International Bond 2.125 12/01/30 267,294
TOTAL REPUBLIC OF SERBIA 267,294
ROMANIA - 0.2%
400,000 (a) Romanian Government International Bond 7.500 02/10/37 453,393
500,000 (a) Romanian Government International Bond 5.750 07/04/36 498,724
TOTAL ROMANIA 952,117
RWANDA - 0.1%
400,000 (a) Rwanda International Government Bond 5.500 08/09/31 376,282
TOTAL RWANDA 376,282
SENEGAL - 0.0%
300,000 (a) Senegal Government International Bond 6.250 05/23/33 185,538
TOTAL SENEGAL 185,538

Portfolio of Investments February 28, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH AFRICA - 0.2%
$ 600,000 (a) Republic of South Africa Government International Bond 7.100% 11/19/36 $ 645,541
TOTAL SOUTH AFRICA 645,541
SRI LANKA - 0.2%
800,000 (a) Sri Lanka Government International Bond 3.600 06/15/35 652,626
TOTAL SRI LANKA 652,626
SURINAME - 0.1%
300,000 (a) Suriname Government International Bond 7.700 11/06/30 308,700
TOTAL SURINAME 308,700
UZBEKISTAN - 0.0%
200,000 (a) Republic of Uzbekistan International Bond 3.700 11/25/30 188,889
TOTAL UZBEKISTAN 188,889
VENEZUELA - 0.2%
1,775,000 (l) Venezuela Government International Bond, Reg S 8.250 10/13/24 687,990
TOTAL VENEZUELA 687,990
ZAMBIA - 0.2%
654,031 (a) Zambia Government International Bond 5.750 06/30/33 636,392
TOTAL ZAMBIA 636,392
TOTAL SOVEREIGN DEBT
(Cost $15,563,534) 16,222,929
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
48300393 VARIABLE RATE SENIOR LOAN INTERESTS - 13.2% 48300393
AUTOMOBILES & COMPONENTS - 0.5%
1,745,625 (b) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.423 01/28/32 1,743,810
TOTAL AUTOMOBILES & COMPONENTS 1,743,810
CAPITAL GOODS - 2.9%
454,794 (b) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6.173 01/27/32 454,083
1,940,400 (b) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5.671 07/09/32 1,948,404
667,000 (b) Columbus McKinnon Corporation, Term Loan B, (TSFR1M +
3.500%)
7.160 02/03/33 665,960
498,750 (b) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8.923 07/08/30 484,620
609,000 (b) LSF12 Helix Parent LLC, Term Loan B, (TSFR1M + 3.500%) 7.173 02/10/33 609,094
198,333 (b) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5.673 04/30/32 198,591
498,750 (b) TK Elevator Midco GmbH, Term Loan B, (TSFR1M + 3.000%) 6.377 04/30/30 499,461
2,000,000 (b),(d) TK Elevator US Newco Inc, (TBD) TBD TBD 2,002,500
1,745,581 (b),(m) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6.173 01/20/32 1,746,532
1,400,000 (b),(d) Victory Buyer LLC, (TBD) TBD TBD 1,406,125
444,842 (b) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6.423 08/01/30 444,911
TOTAL CAPITAL GOODS 10,460,281
COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
2,992,500 (b) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6.923 08/20/32 2,998,708
2,000,000 (b),(d) Archkey Solutions LLC, Term Loan B, (TBD) TBD TBD 2,008,330
750,000 (b),(m) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6.663 02/04/33 693,217
498,750 (b) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.273 03/03/32 499,997
173,290 (b),(n) Pye-Barker Fire & Safety, LLC, Delayed Draw Term Loan 1.250 12/16/32 173,662
1,159,710 (b) Pye-Barker Fire & Safety, LLC, Term Loan, (TSFR3M + 2.500%) 6.205 12/16/32 1,162,198
427,853 (b) WIN Waste Innovations Holdings, Inc., First Lien Term Loan,
(TSFR1M + 3.250%)
7.037 03/27/28 429,658
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,965,770
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
145,644 (b) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.250%) 5.921 06/09/31 145,289
500,000 (b) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7.677 08/18/32 497,915
2,000,000 (b),(d) White Cap Supply Holdings LLC, (TBD) TBD TBD 1,982,510
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,625,714
CONSUMER DURABLES & APPAREL - 0.1%
497,494 (b) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.750%)
6.416 07/31/28 495,939
TOTAL CONSUMER DURABLES & APPAREL 495,939

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4%
$ 1,000,000 (b) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.423% 01/31/31 $ 851,670
594,000 (b) GBT US III LLC, Term Loan B, (TSFR1M + 2.000%) 5.668 07/28/31 569,497
TOTAL CONSUMER SERVICES 1,421,167
FINANCIAL SERVICES - 0.3%
620,000 (b) Beach Acquisition Bidco LLC, Term Loan B, (TSFR3M + 3.250%) 6.922 09/13/32 622,908
445,000 (b) Orion US Finco Inc., First Lien Term Loan, (TSFR3M + 3.500%) 7.150 10/12/32 438,325
245,168 (b) Tiger Acquisition, LLC, Term Loan B, (TSFR1M + 2.500%) 6.176 08/23/32 245,244
TOTAL FINANCIAL SERVICES 1,306,477
FOOD, BEVERAGE & TOBACCO - 0.0%
111,906 (b) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.673%, PIK 7.000%)
10.673 09/30/30 16,786
21,381 (b) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.673%, PIK 7.000%)
10.673 09/30/30 9,621
TOTAL FOOD, BEVERAGE & TOBACCO 26,407
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
462,675 (b) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7.423 01/15/31 463,716
994,975 (b) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
7.422 05/19/31 997,010
82,176 (b) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5.423 10/23/28 82,386
698,246 (b) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.173 12/19/30 699,991
1,994,987 (b) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7.661 06/30/28 1,996,234
495,000 (b) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
6.923 11/26/31 468,669
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,708,006
INSURANCE - 1.3%
1,493,744 (b) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.173 09/19/31 1,463,241
497,500 (b) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 7.923 09/19/30 496,816
492,786 (b) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.173 06/16/31 473,179
1,495,583 (b) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5.920 06/20/30 1,481,629
743,753 (b) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.173 07/31/31 722,556
TOTAL INSURANCE 4,637,421
MATERIALS - 0.8%
1,000,000 (b),(d) Charter NEX US, Inc., Repriced Term Loan B, (TBD) TBD TBD 1,000,625
980,828 (b),(d) Clydesdale Acquisition Holdings Inc, Term Loan B, (TBD) TBD TBD 972,246
496,212 (b) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 7.662 09/15/28 490,630
500,000 (b) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6.923 03/03/31 480,022
TOTAL MATERIALS 2,943,523
MEDIA & ENTERTAINMENT - 0.3%
498,750 (b) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10.667 01/04/29 490,556
562,257 (b) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6.673 02/10/31 562,740
125,000 (b) Virgin Media Bristol LLC, Term Loan Q, (TSFR1M + 3.250%) 7.024 01/31/29 121,875
TOTAL MEDIA & ENTERTAINMENT 1,175,171
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
277,167 (b) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.750%)
6.423 12/12/31 274,310
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 274,310
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
221,579 (b) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6.173 01/31/30 222,410
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 222,410
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
798,000 (b) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6.411 11/13/31 757,769
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 757,769

Portfolio of Investments February 28, 2026
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 1.6%
$ 196,262 (b) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9.037% 01/22/29 $ 196,707
496,250 (b) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6.673 07/30/31 458,691
399,000 (b) Clearwater Analytics, LLC, Term Loan B, (TSFR1M + 2.000%) 5.677 04/21/32 399,499
197,002 (b) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6.922 03/24/31 183,606
171,948 (b) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.421 05/01/31 152,980
1,000,000 (b) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6.898 10/09/31 952,855
178,643 (b) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.173 05/30/31 173,730
1,145,518 (b) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6.668 06/27/31 1,116,880
429,165 (b) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.173 01/30/32 396,334
215,229 (b) Javelin Buyer, Inc., 2nd Lien Term Loan, (TSFR3M + 5.000%) 8.673 12/06/32 198,011
496,256 (b) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6.417 12/08/31 464,620
247,494 (b) Mitchell International, Inc., Term Loan, (TSFR1M + 3.000%) 6.673 06/17/31 229,706
494,994 (b) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.167 02/10/31 469,873
577,000 X Corp, (TSFR3M + 6.500%) 10.448 10/29/29 606,283
TOTAL SOFTWARE & SERVICES 5,999,775
TELECOMMUNICATION SERVICES - 0.2%
333,000 (b) Windstream Services LLC, Term Loan B, (TSFR1M + 4.000%) 7.673 10/06/32 333,832
524,407 (b) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 3.644 03/11/30 505,515
TOTAL TELECOMMUNICATION SERVICES 839,347
UTILITIES - 0.2%
694,122 (b) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.153 05/17/30 697,096
TOTAL UTILITIES 697,096
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $48,858,395) 48,300,393
TOTAL LONG-TERM INVESTMENTS
(Cost $347,322,494) 349,071,633
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.3%
8,262,312 (o) State Street Navigator Securities Lending Government Money
Market Portfolio
3.700 (p) 8,262,312
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $8,262,312) 8,262,312
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.9%
21730627 REPURCHASE AGREEMENTS - 5.9% 21730627
1,205,627 (q) Fixed Income Clearing Corporation 1.060 03/02/26 1,205,627
20,525,000 (r) Fixed Income Clearing Corporation 3.640 03/02/26 20,525,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,730,627) 21,730,627
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,730,627) 21,730,627
TOTAL INVESTMENTS - 103.9%
(Cost $377,315,433 ) 379,064,572
OTHER ASSETS & LIABILITIES, NET -  (3.9)% (14,208,144)
NET ASSETS - 100% $ 364,856,428
ETF Exchange-Traded Fund
EUR Euro
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $255,589,837 or 67.4% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) When-issued or delayed delivery security.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(g) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $7,960,979.
(h) Perpetual security. Maturity date is not applicable.
(i) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
5.0% of Total Investments.
(j) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 2.8% of Total Investments.
(k) Affiliated holding
(l) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(m) Portion of investment purchased on a delayed delivery basis.
(n) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(o) Investments made with cash collateral received from securities on loan.
(p) The rate shown is the one-day yield as of the end of the reporting period.
(q) Agreement with Fixed Income Clearing Corporation, 1.060% dated 2/27/26 to be repurchased at $1,205,734 on 3/2/26, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $1,229,864.
(r) Agreement with Fixed Income Clearing Corporation, 3.640% dated 2/27/26 to be repurchased at $20,531,226 on 3/2/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 8/31/30, valued at $20,935,605.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 181 6/26 $ 19,858,434 $ 19,935,453 $ 77,019
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 850,406 EUR 723,000
Morgan Stanley Capital Services
LLC 4/08/26 $ (5,373)
Total         $(5,373)
Total unrealized appreciation on forward foreign currency contracts         $–
Total unrealized depreciation on forward foreign currency contracts         $(5,373)
EUR Euro

Portfolio of Investments February 28, 2026
Flexible Income
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.0%
72980908 COMMON STOCKS - 8.4% 72980908
BANKS - 0.7%
9,400 Citigroup, Inc $ 1,035,786
8,700 JPMorgan Chase & Co 2,612,610
26,100 Wells Fargo & Co 2,125,845
TOTAL BANKS 5,774,241
CAPITAL GOODS - 1.1%
18,400 Carrier Global Corp 1,184,960
3,875 (a) Chart Industries, Inc 803,288
6,200 General Dynamics Corp 2,213,710
3,000 Hubbell, Inc 1,534,890
13,100 nVent Electric plc 1,550,516
2,300 Parker-Hannifin Corp 2,321,114
TOTAL CAPITAL GOODS 9,608,478
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
5,500 (a) Amazon.com, Inc 1,155,000
3,200 Home Depot, Inc 1,218,304
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,373,304
CONSUMER SERVICES - 0.2%
20,500 Boyd Gaming Corp 1,706,215
TOTAL CONSUMER SERVICES 1,706,215
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
14,100 Walmart, Inc 1,804,095
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,804,095
ENERGY - 0.5%
6,300 Cheniere Energy, Inc 1,485,099
14,200 Exxon Mobil Corp 2,165,500
11,900 Shell plc, ADR 993,769
TOTAL ENERGY 4,644,368
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
9,400 American Tower Corp 1,803,484
46,646 National Storage Affiliates Trust 979,566
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,783,050
FINANCIAL SERVICES - 0.4%
2,600 American Express Co 803,140
1,500 Ameriprise Financial, Inc 705,180
9,000 Bank of New York Mellon Corp 1,071,900
6,700 Morgan Stanley 1,115,617
TOTAL FINANCIAL SERVICES 3,695,837
FOOD, BEVERAGE & TOBACCO - 0.5%
17,800 Coca-Cola Co 1,451,768
16,900 Mondelez International, Inc, Class A 1,040,702
9,501 Philip Morris International, Inc 1,775,072
TOTAL FOOD, BEVERAGE & TOBACCO 4,267,542
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
15,400 Abbott Laboratories 1,791,790
2,600 Elevance Health, Inc 832,000
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,623,790
INSURANCE - 0.3%
6,100 Allstate Corp 1,308,572
6,000 Progressive Corp 1,281,960
TOTAL INSURANCE 2,590,532
MATERIALS - 0.2%
1,700 Linde plc 863,736
22,800 Smurfit Westrock plc 1,071,828
TOTAL MATERIALS 1,935,564

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT - 0.4%
6,300 Alphabet, Inc, Class C $ 1,962,009
15,600 Walt Disney Co 1,654,224
TOTAL MEDIA & ENTERTAINMENT 3,616,233
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
2,700 Amgen, Inc 1,048,032
3,800 Danaher Corp 800,432
1,600 Regeneron Pharmaceuticals, Inc 1,250,672
18,200 Roche Holding AG., Sponsored ADR 1,085,657
33,500 Sanofi S.A., ADR 1,630,110
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,814,903
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
7,700 Applied Materials, Inc 2,866,710
4,200 Texas Instruments, Inc 890,862
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,757,572
SOFTWARE & SERVICES - 0.2%
3,500 Microsoft Corp 1,374,590
TOTAL SOFTWARE & SERVICES 1,374,590
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
18,600 Corning, Inc 2,797,068
34,000 Hewlett Packard Enterprise Co 729,980
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,527,048
TELECOMMUNICATION SERVICES - 0.5%
47,200 AT&T, Inc 1,322,072
24,500 Telephone and Data Systems, Inc 1,096,375
8,700 T-Mobile US, Inc 1,888,683
TOTAL TELECOMMUNICATION SERVICES 4,307,130
TRANSPORTATION - 0.1%
2,900 FedEx Corp 1,122,300
TOTAL TRANSPORTATION 1,122,300
UTILITIES - 0.7%
26,400 Alliant Energy Corp 1,909,776
20,282 Sempra 1,952,548
18,400 Southern Co 1,791,792
TOTAL UTILITIES 5,654,116
TOTAL COMMON STOCKS
(Cost $55,054,334) 72,980,908
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13464115 CONVERTIBLE BONDS - 1.5% 13464115
TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
$ 1,150,000 Seagate HDD Cayman 3.500% 06/01/28 5,671,225
1,050,000 Western Digital Corp 3.000 11/15/28 7,792,890
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,464,115
TOTAL CONVERTIBLE BONDS
(Cost $2,619,290) 13,464,115
SHARES DESCRIPTION RATE VALUE
22759067 CONVERTIBLE PREFERRED SECURITIES - 2.6% 22759067
BANKS - 1.8%
1,100 Bank of America Corp 7.250 1,367,311
11,405 Wells Fargo & Co 7.500 14,050,846
TOTAL BANKS 15,418,157
CAPITAL GOODS - 0.6%
69,005 Boeing Co 6.000 5,032,535
TOTAL CAPITAL GOODS 5,032,535

Portfolio of Investments February 28, 2026
(continued)
Flexible Income

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
39,125 Hewlett Packard Enterprise Co 7.625% $ 2,308,375
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,308,375
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $22,101,137) 22,759,067
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
630249334 CORPORATE BONDS - 72.5% (b) 630249334
AUTOMOBILES & COMPONENTS - 3.3%
$ 4,100,000 (c) Adient Global Holdings Ltd 7.500 02/15/33 4,302,999
1,950,000 Ford Motor Co 5.291 12/08/46 1,665,127
9,365,000 Ford Motor Credit Co LLC 7.350 11/04/27 9,770,759
4,955,000 (d) General Motors Co 6.600 04/01/36 5,437,304
7,376,000 (e),(f),(g) General Motors Financial Co Inc 6.500 N/A 7,494,200
TOTAL AUTOMOBILES & COMPONENTS 28,670,389
BANKS - 7.2%
9,050,000 (f),(g) Bank of America Corp 6.625 N/A 9,474,527
8,965,000 (e),(f),(g) Bank of America Corp 6.300 N/A 8,972,710
3,049,000 (f),(g) Citigroup Inc 7.375 N/A 3,180,693
14,200,000 (f),(g) Citigroup Inc 6.625 N/A 14,679,692
3,475,000 (f),(g) Citigroup Inc 6.875 N/A 3,562,987
4,025,000 (f),(g),(h) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7.957 N/A 4,110,382
5,825,000 (f),(g) JPMorgan Chase & Co 6.875 N/A 6,182,894
4,194,000 (f),(g) PNC Financial Services Group Inc/The 6.200 N/A 4,260,119
7,250,000 (f),(g) Wells Fargo & Co 7.625 N/A 7,736,859
TOTAL BANKS 62,160,863
CAPITAL GOODS - 3.3%
3,950,000 (c) Builders FirstSource Inc 6.375 03/01/34 4,068,563
3,875,000 (c) Chart Industries Inc 7.500 01/01/30 4,025,396
4,950,000 (c) Herc Holdings Inc 7.000 06/15/30 5,187,190
10,025,000 Regal Rexnord Corp 6.400 04/15/33 10,900,441
4,147,000 (c) WESCO Distribution Inc 7.250 06/15/28 4,177,252
TOTAL CAPITAL GOODS 28,358,842
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,120,000 (c) CACI International Inc 6.375 06/15/33 2,182,524
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,182,524
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.5%
8,494,000 Bath & Body Works Inc 6.875 11/01/35 8,654,702
4,000,000 (c) Wayfair LLC 7.750 09/15/30 4,206,441
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,861,143
CONSUMER SERVICES - 2.7%
4,205,000 (c) Caesars Entertainment Inc 6.500 02/15/32 4,273,108
8,100,000 (c) Light & Wonder International Inc 7.500 09/01/31 8,444,250
6,050,000 (c) NCL Corp Ltd 7.750 02/15/29 6,464,322
4,025,000 (c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125 02/15/31 4,346,759
TOTAL CONSUMER SERVICES 23,528,439
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
6,300,000 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.250 03/15/33 6,496,430
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 6,496,430
ENERGY - 11.5%
8,100,000 (c) California Resources Corp 8.250 06/15/29 8,503,453
12,150,000 (c) Columbia Pipelines Operating Co LLC 6.544 11/15/53 13,250,479
6,447,000 (g) Enbridge Inc 8.500 01/15/84 7,440,605
4,050,000 (f),(g) Energy Transfer LP 7.125 N/A 4,201,251
13,250,000 (g) Energy Transfer LP 8.000 05/15/54 14,214,786
2,050,000 (c) PBF Holding Co LLC / PBF Finance Corp 9.875 03/15/30 2,175,827
4,275,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 4,257,155
5,625,000 (c) Permian Resources Operating LLC 7.000 01/15/32 5,903,702
2,100,000 (g) Phillips 66 Co 6.200 03/15/56 2,128,522
6,150,000 (c) SM Energy Co 8.625 11/01/30 6,508,840

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 5,686,000 (g) South Bow Canadian Infrastructure Holdings Ltd 7.500% 03/01/55 $ 6,035,337
7,906,000 (g) Transcanada Trust 5.875 08/15/76 7,923,243
1,150,000 (g) Transcanada Trust 5.600 03/07/82 1,155,487
2,050,000 (c) USA Compression Partners LP / USA Compression Finance
Corp
7.125 03/15/29 2,118,329
4,050,000 Valero Energy Corp 6.625 06/15/37 4,554,822
2,550,000 (c),(f),(g) Venture Global LNG Inc 9.000 N/A 2,230,169
2,475,000 (c) Venture Global LNG Inc 8.375 06/01/31 2,534,493
4,825,000 Western Midstream Operating LP 6.150 04/01/33 5,163,140
TOTAL ENERGY 100,299,640
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
7,917,000 (c) Iron Mountain Inc 7.000 02/15/29 8,125,399
9,586,000 Piedmont Operating Partnership LP 9.250 07/20/28 10,557,507
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,682,906
FINANCIAL SERVICES - 6.9%
5,126,700 (f),(g) Ally Financial Inc 4.700 N/A 5,112,827
5,785,000 Ally Financial Inc 8.000 11/01/31 6,565,378
2,750,000 (f),(g) American Express Co 3.550 N/A 2,732,725
5,425,000 (c),(g) Ares Finance Co III LLC 4.125 06/30/51 5,339,003
4,175,000 Block Inc 6.500 05/15/32 4,295,069
11,550,000 (f),(g) Goldman Sachs Group Inc/The 7.500 N/A 12,347,701
2,050,000 (g) HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 2,159,408
6,050,000 (g) Morgan Stanley 5.948 01/19/38 6,375,098
4,075,000 (c) PennyMac Financial Services Inc 7.125 11/15/30 4,189,198
10,450,000 (f),(g) State Street Corp 6.700 N/A 10,940,607
TOTAL FINANCIAL SERVICES 60,057,014
FOOD, BEVERAGE & TOBACCO - 2.4%
4,250,000 Altria Group Inc 5.800 02/14/39 4,431,620
7,500,000 BAT Capital Corp 7.081 08/02/53 8,598,285
2,042,000 (c),(f),(g) Land O' Lakes Inc 8.000 N/A 2,040,725
3,300,000 (c),(f),(g) Land O' Lakes Inc 7.250 N/A 3,052,500
3,200,000 (c),(f),(g) Land O' Lakes Inc 7.000 N/A 2,856,000
TOTAL FOOD, BEVERAGE & TOBACCO 20,979,130
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,100,000 (g) DENTSPLY SIRONA Inc 8.375 09/12/55 2,098,081
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,098,081
INSURANCE - 2.3%
6,200,000 (c),(e),(f),(i) Allianz SE 6.550 N/A 6,427,038
650,000 (g) Enstar Finance LLC 5.500 01/15/42 645,473
10,255,000 (c),(g) Liberty Mutual Group Inc 7.800 03/15/37 11,879,670
1,303,000 (g) MetLife Inc 6.350 03/15/55 1,353,366
TOTAL INSURANCE 20,305,547
MATERIALS - 4.4%
8,275,000 ArcelorMittal SA 7.000 10/15/39 9,558,719
2,685,500 Ashland Inc 6.875 05/15/43 2,829,642
2,050,000 Celanese US Holdings LLC 7.330 07/15/29 2,167,074
4,000,000 Celanese US Holdings LLC 7.050 11/15/30 4,264,776
1,670,000 (c) Compass Minerals International Inc 8.000 07/01/30 1,761,934
3,200,000 (c) Olin Corp 6.625 04/01/33 3,124,708
6,300,000 (c),(e) Owens-Brockway Glass Container Inc 7.250 05/15/31 6,369,640
4,025,000 (c) Sealed Air Corp 6.875 07/15/33 4,160,594
3,625,000 Southern Copper Corp 5.875 04/23/45 3,800,127
TOTAL MATERIALS 38,037,214
MEDIA & ENTERTAINMENT - 1.9%
2,050,000 (c),(e) CCO Holdings LLC / CCO Holdings Capital Corp 7.375 03/01/31 2,115,135
7,500,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484 10/23/45 7,121,460
4,199,000 (c) Nexstar Media Inc 5.625 07/15/27 4,199,395
2,950,000 Time Warner Cable Enterprises LLC 8.375 07/15/33 3,449,518
TOTAL MEDIA & ENTERTAINMENT 16,885,508

Portfolio of Investments February 28, 2026
(continued)
Flexible Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 2.1%
$ 8,175,000 (c) Amentum Holdings Inc 7.250% 08/01/32 $ 8,566,043
3,750,000 (c) Gen Digital Inc 7.125 09/30/30 3,808,590
4,525,000 (e) Intuit Inc 5.500 09/15/53 4,282,602
1,925,000 Oracle Corp 6.500 04/15/38 1,994,502
TOTAL SOFTWARE & SERVICES 18,651,737
TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
9,269,000 Hewlett Packard Enterprise Co 6.350 10/15/45 9,520,771
11,728,000 (c) Seagate Data Storage Technology Pte Ltd 9.625 12/01/32 13,154,254
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 22,675,025
TELECOMMUNICATION SERVICES - 2.6%
3,200,000 (g) Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 3,387,021
3,100,000 (c) Digicel International Finance Ltd / Difl US LLC 8.625 08/01/32 3,220,618
4,332,000 (c) GCI LLC 4.750 10/15/28 4,256,472
5,065,000 (c) Level 3 Financing Inc 8.500 01/15/36 5,273,675
6,000,000 (g) TELUS Corp 7.000 10/15/55 6,331,530
TOTAL TELECOMMUNICATION SERVICES 22,469,316
TRANSPORTATION - 1.3%
3,779,000 XPO CNW Inc 6.700 05/01/34 4,054,217
2,785,000 (c) XPO Inc 6.250 06/01/28 2,829,774
4,420,000 (c) XPO Inc 7.125 06/01/31 4,592,884
TOTAL TRANSPORTATION 11,476,875
UTILITIES - 13.0%
8,250,000 (g) AES Corp/The 7.600 01/15/55 8,292,430
4,175,000 (g) American Electric Power Co Inc 6.050 03/15/56 4,189,675
6,350,000 (g) Dominion Energy Inc 6.875 02/01/55 6,649,117
7,228,000 (g) Dominion Energy Inc 7.000 06/01/54 7,846,579
1,800,000 (g) Edison International 8.125 06/15/53 1,871,073
4,514,000 (g) Edison International 7.875 06/15/54 4,699,246
9,545,000 (g) Emera Inc 6.750 06/15/76 9,592,792
6,800,000 (g) EUSHI Finance Inc 7.625 12/15/54 7,178,658
9,290,000 (g) NextEra Energy Capital Holdings Inc 5.650 05/01/79 9,394,187
2,950,000 (g) NextEra Energy Capital Holdings Inc 6.750 06/15/54 3,138,540
11,775,000 (c),(f),(g) NRG Energy Inc 10.250 N/A 12,963,286
8,050,000 (g) PG&E Corp 7.375 03/15/55 8,327,749
3,122,000 (g) Southern Co/The 6.375 03/15/55 3,266,296
20,475,000 (c),(f),(g) Vistra Corp 8.000 N/A 20,812,140
5,090,000 (c),(f),(g) Vistra Corp 7.000 N/A 5,150,943
TOTAL UTILITIES 113,372,711
TOTAL CORPORATE BONDS
(Cost $618,358,792) 630,249,334
SHARES DESCRIPTION RATE VALUE
56358443 PREFERRED STOCK - 6.5% 56358443
FINANCIAL SERVICES - 1.7%
314,799 Morgan Stanley 7.125 8,027,375
181,000 Morgan Stanley 6.625 4,778,400
89,574 Morgan Stanley 6.875 2,273,388
TOTAL FINANCIAL SERVICES 15,079,163
FOOD, BEVERAGE & TOBACCO - 1.4%
90,213 CHS, Inc 7.100 2,291,410
384,432 CHS, Inc 6.750 9,664,621
TOTAL FOOD, BEVERAGE & TOBACCO 11,956,031
INSURANCE - 2.6%
287,059 Allstate Corp 7.375 7,664,475
87,192 Athene Holding Ltd 6.350 2,125,741
169,032 Enstar Group Ltd 7.000 3,972,252
337,825 Reinsurance Group of America, Inc 7.125 8,648,320
TOTAL INSURANCE 22,410,788

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
UTILITIES - 0.8%
85,590 Algonquin Power & Utilities Corp 8.532% $ 2,203,086
188,375 SCE Trust VII 7.500 4,709,375
TOTAL UTILITIES 6,912,461
TOTAL PREFERRED STOCK
(Cost $56,779,537) 56,358,443
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
38774099 STRUCTURED NOTES - 4.5% 38774099
24,600 (c) JPMorgan Chase Bank,
Mandatory Exchangeable
Notes, Linked to Common Stock
of Amazon.com,Inc (110.64% of
the Issue Price)
11.000% $238.3400 $263.7090 07/21/26 5,320,493
7,400 (c) Merrill Lynch B.V. Linked To
Regeneron Pharmaceuticals Inc
(111.57% of the Issue Price)
12.000 $707.5227 $789.3831 05/18/26 5,512,834
38,000 (c) Merrill Lynch BV Linked To
Echostar Corp (115.70% of the
Issue Price)
19.000 $10.0000 $86.5128 06/08/26 3,271,968
100,000 (c) Merrill Lynch BV Linked To
Echostar Corp (116.60% of the
Issue Price)
20.000 $77.2379 $90.0594 04/08/26 9,051,458
45,200 (c) Merrill Lynch BV, Linked
To Builders Firstsource Inc.
(124.94% of the Issue Price)
11.000 $112.1500 $140.1202 08/26/26 4,810,149
57,600 (c) Nomura America Finance LLC,
Linked to Common Stock of
Netflix, Inc. (116.7% of the Issue
Price)
12.000 $76.1136 $88.8246 08/25/26 4,932,053
28,300 (c) Nomura America Finance LLC,
Linked to Common Stock of
Take-Two Interactive Software,
Inc. (114.4% of the Issue Price)
10.000 $208.7114 $238.7658 09/22/26 5,875,144
TOTAL STRUCTURED NOTES
(Cost $37,024,081) 38,774,099
TOTAL LONG-TERM INVESTMENTS
(Cost $791,937,171) 834,585,966
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.4%
12,659,836 (j) State Street Navigator Securities Lending Government Money
Market Portfolio
3.700 (k) 12,659,836
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $12,659,836) 12,659,836
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.2%
27,600,000 REPURCHASE AGREEMENTS - 3.2% 27,600,000
$ 27,600,000 (l) Fixed Income Clearing Corporation 3.640 03/02/26 27,600,000
TOTAL REPURCHASE AGREEMENTS
(Cost $27,600,000) 27,600,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,600,000) 27,600,000
TOTAL INVESTMENTS - 100.6%
(Cost $832,197,007 ) 874,845,802
OTHER ASSETS & LIABILITIES, NET -  (0.6)% (5,274,450)
NET ASSETS - 100% $ 869,571,352
ADR American Depositary Receipt
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments February 28, 2026
(continued)
Flexible Income

See Notes to Financial Statements
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $290,444,243 or 33.2% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $12,095,247.
(f) Perpetual security. Maturity date is not applicable.
(g) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
35.1% of Total Investments.
(h) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(i) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.7% of Total Investments.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 3.640% dated 2/27/26 to be repurchased at $27,608,372 on 3/2/26, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 2/29/32, valued at $28,152,185.

Portfolio of Investments February 28, 2026
Floating Rate Income
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.0%
3579927 COMMON STOCKS - 0.2% 3579927
CAPITAL GOODS - 0.0%
2,687 (a) TNT Crane & Rigging, Inc $ 604
4,761 (a) TNT Crane & Rigging, Inc 48
TOTAL CAPITAL GOODS 652
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
99 (a),(b) Belk, Inc 792
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 792
CONSUMER SERVICES - 0.0%
17,726 (a) Cengage Learning Holdings II, Inc 336,794
3,843 (a) Crown Finance US, Inc 62,545
TOTAL CONSUMER SERVICES 399,339
ENERGY - 0.0%
2,246 Chord Energy Corp 243,399
TOTAL ENERGY 243,399
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
52,393 (a) Onex Carestream Finance LP 26,197
TOTAL HEALTH CARE EQUIPMENT & SERVICES 26,197
MATERIALS - 0.1%
56,897 (a) Kleopatra Finco Sarl 92,239
56,897 (a) Kleopatra Finco Sarl 92,239
56,897 (a) Kleopatra Finco Sarl 92,239
56,897 (a) Kleopatra Finco Sarl 92,239
56,897 (a) Kleopatra Finco Sarl 92,239
56,897 (a) Kleopatra Finco Sarl 92,239
56,897 (a) Kleopatra Finco Sarl, Class A 92,238
56,897 (a) Kleopatra Finco Sarl, Class B 92,239
56,897 (a) Kleopatra Finco Sarl, Class C 92,239
TOTAL MATERIALS 830,150
MEDIA & ENTERTAINMENT - 0.0%
953 (a) Crown Finance US, Inc 15,510
TOTAL MEDIA & ENTERTAINMENT 15,510
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
63,592 (a) Bright Bidco BV 22,257
46,554 (a) Bright Bidco BV 16,294
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 38,551
SOFTWARE & SERVICES - 0.0%
205 (a),(b) Bloom Parent, Inc 204,614
TOTAL SOFTWARE & SERVICES 204,614
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
7,250 (a) MLN US Holdco LLC 363
35,822 (a) Riverbed Technology LLC 358
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 721
TELECOMMUNICATION SERVICES - 0.1%
75,043 (a) Altice France Lux 3 1,378,831
43,453 (a) Uniti Group, Inc 318,076
TOTAL TELECOMMUNICATION SERVICES 1,696,907
TRANSPORTATION - 0.0%
1,018 (a) ACBL HLDG CORP 15,270
4,313 (a) ACBL HLDG CORP 107,825
TOTAL TRANSPORTATION 123,095
TOTAL COMMON STOCKS
(Cost $21,858,149) 3,579,927

Portfolio of Investments February 28, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
189444964 CORPORATE BONDS - 9.4% 189444964
AUTOMOBILES & COMPONENTS - 0.1%
$ 2,695,000 (c) Clarios Global LP / Clarios US Finance Co 6.750% 05/15/28 $ 2,756,602
TOTAL AUTOMOBILES & COMPONENTS 2,756,602
CAPITAL GOODS - 1.1%
7,156,000 (c) Camelot Return Merger Sub Inc 8.750 08/01/28 5,402,861
2,695,000 (c) Chart Industries Inc 7.500 01/01/30 2,799,598
1,275,000 (c) CP Atlas Buyer Inc 9.750 07/15/30 1,276,210
5,255,000 (c) TK Elevator US Newco Inc 5.250 07/15/27 5,252,867
6,530,000 (c) TransDigm Inc 6.875 12/15/30 6,796,117
TOTAL CAPITAL GOODS 21,527,653
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
1,275,000 (c) Allied Universal Holdco LLC 7.875 02/15/31 1,347,048
1,990,000 (c) Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl
4.625 06/01/28 1,971,105
2,000,000 (c) CoreLogic Inc 4.500 05/01/28 1,870,394
731,000 (c) Prime Security Services Borrower LLC / Prime Finance Inc 5.750 04/15/26 732,461
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,921,008
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
2,000,000 (c) Carvana Co 9.000 06/01/30 2,082,120
1,275,000 (c) LBM Acquisition LLC 9.500 06/15/31 1,189,193
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,271,313
CONSUMER SERVICES - 0.8%
2,560,000 (c) 1011778 BC ULC / New Red Finance Inc 3.875 01/15/28 2,527,665
3,970,000 (c) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 3,812,418
1,275,000 (c) Caesars Entertainment Inc 7.000 02/15/30 1,307,180
1,125,000 (c) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
4.625 01/15/29 1,093,917
5,960,000 (c) Odeon Finco PLC 12.750 11/01/27 6,108,094
TOTAL CONSUMER SERVICES 14,849,274
ENERGY - 0.1%
97,317 (c) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 101,362
1,275,000 (c) eG Global Finance PLC 12.000 11/30/28 1,370,847
TOTAL ENERGY 1,472,209
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
1,000,000 (c) Office Properties Income Trust 9.000 03/31/29 1,016,290
3,500,000 (c) RLJ Lodging Trust LP 3.750 07/01/26 3,482,349
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,498,639
FOOD, BEVERAGE & TOBACCO - 0.1%
2,066,000 (c) Froneri Lux FinCo SARL 6.000 08/01/32 2,077,483
TOTAL FOOD, BEVERAGE & TOBACCO 2,077,483
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
5,960,000 (c) Medline Borrower LP 3.875 04/01/29 5,861,728
3,545,000 (c) Radiology Partners Inc 8.500 07/15/32 3,650,216
15,129,069 (c) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9.000 06/30/28 15,923,345
5,660,000 (c) Team Health Holdings Inc 8.375 06/30/28 5,697,567
2,875,000 Tenet Healthcare Corp 4.625 06/15/28 2,871,062
437,000 Tenet Healthcare Corp 6.125 10/01/28 438,009
TOTAL HEALTH CARE EQUIPMENT & SERVICES 34,441,927
INSURANCE - 0.8%
8,060,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250 10/15/27 7,959,737
5,255,000 (c) HUB International Ltd 7.250 06/15/30 5,420,292
2,695,000 (c) Panther Escrow Issuer LLC 7.125 06/01/31 2,741,748
TOTAL INSURANCE 16,121,777
MATERIALS - 0.2%
2,415,000 (c) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4.000 09/01/29 2,304,963
1,990,000 (c) Arsenal AIC Parent LLC 8.000 10/01/30 2,101,999
TOTAL MATERIALS 4,406,962

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.6%
$ 725,000 (c) Advantage Sales & Marketing Inc 6.500% 11/15/28 $ 594,500
2,009,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 5.125 05/01/27 2,008,551
896,392 (c) iHeartCommunications Inc 9.125 05/01/29 796,417
3,970,000 (c) McGraw-Hill Education Inc 5.750 08/01/28 3,963,745
500,000 (c) Outfront Media Capital LLC / Outfront Media Capital Corp 5.000 08/15/27 500,157
3,500,000 (c) Sinclair Television Group Inc 8.125 02/15/33 3,644,375
TOTAL MEDIA & ENTERTAINMENT 11,507,745
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
4,602,000 (c) 1261229 BC Ltd 10.000 04/15/32 4,759,079
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,759,079
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
2,695,000 (c) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 2,702,295
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,702,295
SOFTWARE & SERVICES - 0.2%
1,836,000 (c) Cloud Software Group Inc 8.250 06/30/32 1,837,538
2,965,000 (c) Open Text Holdings Inc 4.125 12/01/31 2,589,917
TOTAL SOFTWARE & SERVICES 4,427,455
TELECOMMUNICATION SERVICES - 2.2%
3,464,076 (c) Altice France Lux 3 / Altice Holdings 1 9.500 11/01/29 3,517,246
2,539,663 (c) Altice France SA 6.875 07/15/32 2,438,083
1,504,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6.750 11/30/30 1,523,182
20,041,000 EchoStar Corp 10.750 11/30/29 21,883,650
2,270,000 (c) Level 3 Financing Inc 8.500 01/15/36 2,363,523
260,000 (c) Telesat Canada / Telesat LLC 5.625 12/06/26 204,112
13,107,974 (c) Zayo Group Holdings Inc 9.250 03/09/30 12,780,046
TOTAL TELECOMMUNICATION SERVICES 44,709,842
TRANSPORTATION - 0.3%
3,287,000 (c) Air Canada 3.875 08/15/26 3,287,864
1,990,000 (c) United Airlines Inc 4.625 04/15/29 1,988,498
TOTAL TRANSPORTATION 5,276,362
UTILITIES - 0.2%
2,602,000 PG&E Corp 5.000 07/01/28 2,595,122
1,000,000 PG&E Corp 5.250 07/01/30 1,000,828
1,102,000 (c) Talen Energy Supply LLC 6.250 02/01/34 1,121,389
TOTAL UTILITIES 4,717,339
TOTAL CORPORATE BONDS
(Cost $188,192,162) 189,444,964
SHARES DESCRIPTION VALUE
46844103 EXCHANGE-TRADED FUNDS - 2.3% 46844103
40,000 (d) Nuveen AA-BBB CLO ETF 1,002,400
1,815,513 (a) State Street SPDR Bloomberg Short Term High Yield Bond ETF 45,841,703
TOTAL EXCHANGE-TRADED FUNDS
(Cost $48,475,330) 46,844,103
SHARES DESCRIPTION RATE VALUE
294,833 PREFERRED STOCK - 0.0% 294,833
TELECOMMUNICATION SERVICES - 0.0%
277 (a),(b) Uniti Group Inc 11.000 294,833
TOTAL TELECOMMUNICATION SERVICES 294,833
TOTAL PREFERRED STOCK
(Cost $277,541) 294,833

Portfolio of Investments February 28, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1708828402 VARIABLE RATE SENIOR LOAN INTERESTS - 85.1% 1708828402
AUTOMOBILES & COMPONENTS - 1.3%
$ 11,171,221 (e) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.173% 05/06/30 $ 11,160,776
11,677,750 (e) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.423 01/28/32 11,665,605
3,721,591 (e),(f) DexKo Global Inc., Term Loan B, (TSFR3M + 3.750%) 7.678 10/04/28 3,711,468
TOTAL AUTOMOBILES & COMPONENTS 26,537,849
CAPITAL GOODS - 9.8%
5,690,658 (e) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8.184 05/17/28 4,576,712
211,428 (e),(g) Air Comm Corporation, LLC, Delayed Draw Term Loan 1.000 12/11/31 211,781
4,337,140 (e) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 2.750%) 6.431 12/11/31 4,344,383
1,450,000 (e) Albion Financing 3 SARL, Term Loan, (TSFR3M + 3.000%) 6.664 05/21/31 1,453,857
2,500,000 (e) Allison Transmission, Inc., Incremental Term Loan B, (TSFR1M +
1.750%)
5.410 01/03/33 2,516,063
2,542,760 (e),(f) American Trailer World Corp, (TSFR1M + 3.750%) 7.521 03/03/28 2,249,949
2,155,261 (e) Artera Services, LLC, Term Loan, (TSFR3M + 4.500%) 8.172 02/10/31 1,771,700
5,632,242 (e),(f) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6.173 01/27/32 5,623,428
2,266,000 (e) BCPE Empire Holdings, Inc., Term Loan B, (TSFR1M + 3.250%) 6.923 12/26/30 2,258,715
3,464,441 (e) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.500%) 6.172 10/17/30 3,470,001
3,687,831 (e),(f) Brand Industrial Services Inc, Term Loan B, (TSFR3M + 4.500%) 8.164 08/01/30 3,169,230
4,100,700 (e),(f) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5.671 07/09/32 4,117,615
10,951,168 (e) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6.423 09/08/32 10,929,375
5,262,739 (e) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6.161 03/18/30 5,275,896
5,556,000 (e),(f) Columbus McKinnon Corporation, Term Loan B, (TSFR1M +
3.500%)
7.160 02/03/33 5,547,333
2,137,000 (e) CompoSecure Holdings LLC, Term Loan, (TSFR1M + 2.250%) 5.910 01/14/33 2,128,986
2,323,191 (e),(f) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7.537 05/17/28 1,281,623
693,426 (e) Cornerstone Building Brands, Inc., Term Loan, (TSFR1M +
5.625%)
9.285 08/01/28 508,513
4,744,094 (e),(f) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7.010 04/12/28 3,508,945
3,455,718 (e) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8.923 07/08/30 3,357,817
3,253,000 (e),(f) Dycom Investments Inc, Term Loan B, (TSFR3M + 1.750%) 5.420 01/27/33 3,272,323
2,497,846 (e),(f) Gibraltar Industries Inc, Term Loan B, (TSFR1M + 2.250%) 5.921 02/02/33 2,504,091
2,075,000 (e) Green Infrastructure Partners Inc, (TSFR1M + 2.750%) 6.422 09/24/32 2,076,307
1,914,057 (e),(f),(g) Kaman Corporation, Delayed Draw Term Loan, (TSFR3M +
2.500%)
6.148 02/26/32 1,913,923
20,197,243 (e),(f) Kaman Corporation, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6.173 02/26/32 20,195,829
3,878,000 (e) LSF12 Helix Parent LLC, Term Loan B, (TSFR1M + 3.500%) 7.173 02/10/33 3,878,601
5,990,942 (e),(f) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6.128 06/21/28 6,003,313
1,867,053 (e) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M +
2.500%)
6.173 09/26/31 1,869,620
3,829,793 (e),(f) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M +
2.750%)
6.423 03/28/31 3,809,686
767,000 (e) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9.002 10/15/29 780,423
358,065 (e),(g) Pinnacle Buyer LLC, Delayed Draw Term Loan 2.500 10/01/32 358,886
1,857,281 (e) Pinnacle Buyer LLC, Term Loan, (TSFR1M + 2.500%) 6.161 10/01/32 1,861,543
8,956,233 (e),(f) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 5.923 01/31/32 8,961,831
6,916,016 (e) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5.673 04/30/32 6,925,007
3,592,375 (e) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.000%)
5.723 08/13/32 3,585,657
6,854,000 (e),(h) RESILIENCE PARENT LLC, (TBD) TBD TBD 6,845,433
21,244,081 (e),(f) TK Elevator Midco GmbH, Term Loan B, (TSFR1M + 3.000%) 6.377 04/30/30 21,274,354
3,250,000 (e),(h) TK Elevator US Newco Inc, (TBD) TBD TBD 3,254,063
4,117,875 (e) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6.173 01/20/32 4,120,119
8,270,636 (e) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6.173 02/28/31 8,279,940
9,378,612 (e),(f) TransDigm, Inc., Term Loan M, (TSFR1M + 2.500%) 6.173 08/19/32 9,386,444
3,409,000 (e),(f) TransDigm, Inc., Term Loan N, (TSFR3M + 2.500%) 6.155 02/10/33 3,415,852
4,900,000 (e),(h) Victory Buyer LLC, (TBD) TBD TBD 4,921,438
TOTAL CAPITAL GOODS 197,796,605

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 7.0%
$ 14,153,637 (e),(f) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6.923% 08/20/32 $ 14,176,991
2,453,457 (e) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.000%)
5.673 09/29/31 2,452,844
6,637,083 (e),(f) Anticimex International AB, Term Loan, (TSFR3M + 2.900%) 6.560 11/17/31 6,657,160
245,927 (e),(g) Archkey Solutions LLC, Delayed Draw Term Loan B 4.250 11/03/31 246,951
2,115,408 (e) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.250%) 7.922 11/03/31 2,124,219
2,167,000 (e),(h) CACI International Inc, (TBD) TBD TBD 2,168,354
6,806,039 (e) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7.287 06/02/28 6,482,752
5,051,005 (e) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6.173 10/01/31 5,043,100
1,517,104 (e) CSC ServiceWorks East LLC, (TSFR1M + 5.430%) 9.101 09/04/30 1,555,190
16,165,000 (e),(f) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6.663 02/04/33 14,941,148
4,062,000 (e) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 6.660 02/09/33 3,922,369
8,364,458 (e) Garda World Security Corporation, Term Loan B, (TSFR3M +
2.750%)
6.421 02/01/29 8,361,865
5,852,350 (e),(f) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.273 03/03/32 5,866,981
3,955,226 (e) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 6.455 07/25/30 3,951,390
2,366,000 (e) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6.140 10/08/32 2,368,969
5,221,968 (e) PG Investment Company 59 S.a r.l., Repriced Term Loan B,
(TSFR3M + 2.250%)
5.922 03/26/31 5,222,804
1,843,298 (e) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
5.671 10/15/30 1,842,247
1,695,729 (e) Prime Security Services Borrower, LLC, Incremental Term Loan
B, (TSFR1M + 1.750%)
5.421 03/08/32 1,690,735
919,620 (e),(f),(g) Pye-Barker Fire & Safety, LLC, Delayed Draw Term Loan 1.250 12/16/32 921,593
6,154,380 (e),(f) Pye-Barker Fire & Safety, LLC, Term Loan, (TSFR3M + 2.500%) 6.205 12/16/32 6,167,581
3,693,910 (e) Reverb Buyer, Inc., Steerco Term Loan, (TSFR3M + 3.500%) 7.267 11/01/28 2,659,615
1,845,000 (e),(f) Reworld Holding Corp, First Lien Term Loan B, (TSFR1M +
2.250%)
5.926 01/15/31 1,845,867
898,817 (e),(f) Reworld Holding Corp, First Lien Term Loan C, (TSFR1M +
2.250%)
5.917 01/15/31 898,898
5,531,183 (e),(f) Reworld Holding Corp, Term Loan B1, (TSFR1M + 2.250%) 5.917 01/15/31 5,531,681
1,076,251 (e) Signal Parent, Inc, Term Loan B, (TSFR3M + 3.500%) 7.267 04/03/28 792,390
9,179,501 (e),(f) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR1M +
4.000%)
7.933 09/04/30 7,198,243
2,894,610 (e) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7.792 04/12/27 898,111
518,700 (e),(f) WIN Waste Innovations Holdings, Inc., First Lien Term Loan,
(TSFR1M + 3.250%)
7.037 03/27/28 520,889
21,908,531 (e),(f) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6.537 03/27/28 21,961,549
2,718,602 (e) XPLOR T1 LLC, Term Loan, (TSFR3M + 3.500%) 7.292 12/01/32 2,460,335
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 140,932,821
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.4%
364,438 (e) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 7.536 11/08/27 365,405
4,523,842 (e) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5.660 10/16/31 4,531,374
10,165,166 (e) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6.167 11/08/32 10,170,452
550,000 (e) Dealer Tire Financial, LLC, Term Loan B4, (TSFR1M + 3.000%) 6.673 07/02/31 550,228
828,847 (e),(f) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 6.672 06/17/31 768,238
6,464,826 (e) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.250%) 5.921 06/09/31 6,449,084
2,060,503 (e) Kodiak Building Partners Inc., Term Loan B, (TSFR1M + 3.750%) 7.423 12/04/31 2,063,254
4,794,254 (e) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
7.527 06/06/31 3,994,812
3,860,123 (e) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6.173 04/23/31 3,863,751
5,096,603 (e) Michaels Companies, Inc., Term Loan B, (TSFR3M + 4.250%) 8.184 04/17/28 5,100,324
4,422,582 (e),(f) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.173 03/27/31 4,368,074
1,631,000 (e),(f) Park River Holdings Inc, Term Loan, (TSFR3M + 4.500%) 8.161 03/17/31 1,627,290
1,563,000 (e) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7.677 08/18/32 1,556,482
1,097,945 (e),(f) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6.287 10/20/28 1,080,653
12,911,647 (e) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.173 01/30/31 12,857,870
6,861,475 (e),(f) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 6.923 10/29/29 6,797,148

Portfolio of Investments February 28, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 2,500,000 (e),(h) White Cap Supply Holdings LLC, (TBD) TBD TBD $ 2,478,138
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 68,622,577
CONSUMER DURABLES & APPAREL - 2.3%
4,309,824 (e) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
5.923% 12/21/28 4,302,907
11,828,727 (e) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.750%)
6.416 07/31/28 11,791,762
5,721,798 (e),(f) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6.287 05/30/28 5,751,294
1,288,316 (e) MajorDrive Holdings IV LLC, Term Loan B, (TSFR3M + 4.000%) 7.934 06/01/28 1,202,649
31,018 (e) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11.286 06/29/28 29,212
2,571,887 (e) Somnigroup International Inc, Term Loan B, (SOFR30A +
2.250%)
5.910 10/24/31 2,587,961
6,404,625 (e) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 3.000%) 6.672 08/26/31 6,396,652
8,404,000 (e) Weber-Stephen Products LLC, Term Loan B, (TSFR3M +
3.750%)
7.411 10/01/32 8,420,808
5,300,343 (e),(f) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.500%) 8.156 02/20/32 5,304,478
TOTAL CONSUMER DURABLES & APPAREL 45,787,723
CONSUMER SERVICES - 5.0%
550,000 (e) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M
+ 1.750%)
5.423 09/23/30 550,223
7,155,800 (e) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6.173 05/31/30 7,173,689
9,818,749 (e),(f) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6.173 08/17/28 9,837,159
6,146,744 (e),(f) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5.923 02/06/30 6,119,882
4,476,110 (e) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 5.923 02/06/31 4,449,254
5,940,927 (e) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.423 01/31/31 5,059,710
1,000,000 (e) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 1.750%) 5.422 09/19/31 1,003,250
3,244,328 (e) DK Crown Holdings Inc., Term Loan B, (TSFR1M + 1.750%) 5.418 03/04/32 3,238,504
4,105,244 (e),(f) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR1M + 3.500%)
7.172 07/06/29 4,129,198
4,081,482 (e) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6.923 01/29/29 4,066,564
6,953,388 (e) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.422 11/29/30 6,860,664
6,194,904 (e) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 5.672 06/04/32 6,125,212
5,381,378 (e),(f) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(TSFR3M + 2.250%)
5.922 10/31/29 5,369,835
4,584,593 (e) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 2.500%)
6.173 05/27/32 4,605,614
2,567,000 (e),(h) Houghton Mifflin Harcourt Co, (TBD) TBD TBD 2,184,774
5,804,718 (e) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6.173 12/16/30 5,791,425
7,819,223 (e) Light and Wonder International, Inc., Term Loan B, (TSFR1M +
2.000%)
5.677 04/16/29 7,833,884
3,894,710 (e),(f) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7.172 11/30/29 3,312,451
3,638,696 (e) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 6.652 04/04/29 3,572,999
3,429,490 (e) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
5.673 12/04/31 3,420,916
550,000 (e),(h) Station Casinos LLC, (TBD) TBD TBD 550,968
5,486,133 (e) TKO Worldwide Holdings, LLC, Term Loan, (TSFR3M + 2.000%) 5.664 11/21/31 5,497,571
TOTAL CONSUMER SERVICES 100,753,746
ENERGY - 1.6%
2,555,000 (e) EG America LLC, Term Loan B, (TSFR1M + 3.250%) 6.923 01/30/31 2,555,958
18,250,000 (e) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
6.893 01/31/33 18,155,921
8,021,000 (e),(f) New Fortress Energy Inc, Incremental Term Loan B, (TSFR3M +
5.500%)
9.238 10/30/28 3,907,189
550,000 (e) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 2.250%)
5.923 10/05/28 551,100
4,915,298 (e) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.250%)
5.923 11/17/28 4,917,608
1,772,074 (e) Traverse Midstream Partners LLC, Term Loan, (TSFR3M +
2.500%)
6.167 02/16/28 1,780,935
TOTAL ENERGY 31,868,711

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 1.4%
$ 4,837,638 (e) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6.423% 07/30/31 $ 4,850,603
2,015,272 (e) Aragorn Parent Corporation, Repriced Term Loan B, (TSFR1M
+ 3.500%)
7.173 12/15/28 2,017,035
4,829,000 (e),(f) Beach Acquisition Bidco LLC, Term Loan B, (TSFR3M + 3.250%) 6.922 09/13/32 4,851,648
6,687,350 (e),(f) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5.410 07/30/32 6,677,819
1,777,219 (b),(e),(i) Ditech Holding Corporation, Term Loan 0.000 06/30/27 177
6,127,167 (e) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
6.673 03/24/31 6,045,798
3,044,000 (e) Orion US Finco Inc., First Lien Term Loan, (TSFR3M + 3.500%) 7.150 10/12/32 2,998,340
TOTAL FINANCIAL SERVICES 27,441,420
FOOD, BEVERAGE & TOBACCO - 1.9%
3,872,511 (e) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 6.787 12/08/28 3,882,192
919,492 (e) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.673%, PIK 7.000%)
10.673 09/30/30 137,924
210,942 (e) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.673%, PIK 7.000%)
10.673 09/30/30 94,924
2,210,371 (e) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6.423 02/12/31 2,149,088
8,810,000 (e),(f) Froneri Lux Finco Sarl, Term Loan, (TSFR6M + 2.250%) 5.877 09/30/32 8,622,788
1,892,000 (e) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9.172 01/24/29 1,888,254
7,613,079 (e) Pegasus BidCo BV, Repriced Term Loan B, (TSFR3M + 2.750%) 6.403 07/12/29 7,624,156
169,871 (e),(g) Sauer Brands Inc, Delayed Draw Term Loan 3.000 02/19/32 170,331
1,792,199 (e) Sauer Brands Inc, Term Loan B, (TSFR3M + 3.000%) 6.667 02/19/32 1,797,056
12,789,121 (e),(f) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 5.922 03/31/28 12,799,992
TOTAL FOOD, BEVERAGE & TOBACCO 39,166,705
HEALTH CARE EQUIPMENT & SERVICES - 7.1%
2,687,706 (e) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9.423 12/23/27 2,593,636
8,596,854 (e) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 5.923 09/20/32 8,608,675
4,479,099 (e) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7.423 01/15/31 4,489,176
12,372,540 (e) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 7.772 10/01/27 11,769,379
9,358,761 (e) Global Medical Response, Inc., Term Loan B, (TSFR3M +
3.500%)
7.170 09/20/32 9,371,348
7,290,967 (e),(f) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
7.422 05/19/31 7,305,877
401,000 (e) LifePoint Health, Inc., Incremental Term Loan B1, (TSFR3M +
3.500%)
7.152 05/19/31 401,178
3,573,000 (e) Lumexa Imaging, Inc., Term Loan B, (TSFR3M + 3.000%) 6.705 12/17/32 3,584,916
245,795 (e) Medical Solutions Holdings, Inc., First Lien Term Loan, (TSFR3M
+ 3.500%)
7.267 11/01/28 50,542
4,267,494 (e),(f) Medline Borrower, LP, Incremental Term Loan B, (TSFR1M +
1.750%)
5.423 10/23/30 4,279,827
5,635,494 (e) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5.423 10/23/28 5,649,893
945,600 (e),(f),(g) National Mentor Holdings, Inc., Delayed Draw Term Loan 6.000 12/12/30 932,007
2,206,400 (e),(f) National Mentor Holdings, Inc., First Lien Term Loan B,
(TSFR1M + 6.000%)
9.673 12/12/30 2,174,683
150,000 (e) National Mentor Holdings, Inc., Term Loan B, (TSFR1M +
6.000%)
9.673 12/12/30 147,844
2,270,000 (e) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.250%)
6.910 08/06/32 2,276,390
5,703,438 (e),(f) Opal Bidco SAS, First Lien Term Loan B, (TSFR3M + 3.000%) 6.686 04/23/32 5,704,150
5,026,061 (e),(f) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.500%) 6.167 03/17/31 5,028,147
12,941,533 (e) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.173 02/21/31 12,942,439
3,203,350 (e) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8.172 06/30/32 3,174,984
313,046 (e) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 5.500%), (cash 9.433%, PIK 1.000%)
9.433 06/28/28 322,959
5,244,256 (e),(f) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 3.500%), (cash 7.433%, PIK 1.500%)
7.433 06/28/28 5,117,843
5,335,685 (e) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 7.672 09/30/30 5,181,350
24,817,472 (e),(f) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.173 12/19/30 24,879,516
10,013,098 (e),(f) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7.661 06/30/28 10,019,357

Portfolio of Investments February 28, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 2,779,817 (e) Upstream Newco, Inc., Term Loan, (TSFR3M + 4.250%), (cash
8.179%, PIK 1.500%)
8.179% 11/20/29 $ 2,579,434
4,918,404 (e) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 7.673 10/29/31 4,910,215
6,955 (b),(e) Vyaire Medical Inc 0.000 06/14/27 1
303,385 (b),(e),(i) Vyaire Medical Inc, (TSFR3M + 4.750%) 0.000 04/16/25 30
TOTAL HEALTH CARE EQUIPMENT & SERVICES 143,495,796
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,446,234 (e) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7.434 05/16/28 1,448,859
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,448,859
INSURANCE - 6.4%
2,397,687 (e) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.673 11/06/30 2,328,753
7,496,212 (e) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6.423 05/28/32 7,156,784
21,708,918 (e) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.173 09/19/31 21,265,622
7,572,030 (e) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.000%) 5.673 01/30/32 7,505,775
4,813,982 (e) Asurion LLC, Term Lo an B10, (TSFR1M + 4.000%) 7.773 08/21/28 4,817,857
929,120 (e) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8.023 08/21/28 930,207
7,555,177 (e) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 7.923 09/19/30 7,544,789
26,726,729 (e) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.173 06/16/31 25,663,272
550,000 (e) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.250%) 5.923 10/15/30 551,375
8,756,163 (e) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5.920 06/20/30 8,674,468
14,926,196 (e) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5.673 09/15/31 14,924,331
10,724,061 (e) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.173 07/31/31 10,418,425
2,841,550 (e) Trucordia Insurance Holdings LLC, Term Loan B, (TSFR1M +
3.250%)
6.923 06/17/32 2,734,992
8,286,855 (e) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6.422 05/06/31 8,154,265
5,486,777 (e) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5.922 09/27/30 5,469,631
1,328,484 (e) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5.922 11/23/29 1,325,163
TOTAL INSURANCE 129,465,709
MATERIALS - 4.4%
3,907,737 (e),(f) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6.423 08/19/30 3,917,506
8,549,393 (e) Berlin Packaging LLC, Term Loan B7, (TSFR3M + 3.250%) 6.916 06/09/31 8,519,470
6,400,000 (e) BradyPlus Holdings LLC, Term Loan B, (TSFR3M + 3.500%) 7.190 12/29/32 6,362,016
7,772,130 (e) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6.848 04/13/29 7,719,553
8,945,243 (e),(f) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
6.923 04/01/32 8,866,973
3,324,894 (e),(f) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.500%) 7.172 04/02/32 3,312,426
2,100,000 (e) Graham Packaging Company Inc., Term Loan B, (TSFR1M +
2.250%)
5.923 01/26/33 2,098,845
1,166,000 (e),(h) Ineos US Finance LLC, (TBD) TBD TBD 1,070,289
5,512,247 (e) Klockner-Pentaplast of America, Inc., Term Loan, (TSFR3M +
3.500%)
5.333 01/30/31 4,915,077
5,340,407 (e) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 7.036 04/03/28 5,348,765
274,954 (e) Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%) 6.917 04/03/28 273,666
6,875,000 (e),(h) ProAmpac PG Borrower LLC, (TBD) TBD TBD 6,797,656
6,160,298 (e) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 7.662 09/15/28 6,090,994
8,655,000 (e) Qnity Electronics Inc, Term Loan B, (TSFR6M + 2.000%) 5.698 11/01/32 8,698,275
2,770,000 (e) Solstice Advanced Materials Inc, Term Loan B, (TSFR3M +
1.750%)
5.417 10/29/32 2,782,991
6,511,438 (e) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7.173 04/21/31 6,545,526
3,341,871 (e) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6.923 03/03/31 3,208,346
118,517 (e),(g) USALCO, LLC, Delayed Draw Term Loan 1.000 09/30/31 118,813
1,136,590 (e) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7.173 09/30/31 1,139,432
TOTAL MATERIALS 87,786,619

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 6.1%
$ 2,839,143 (e) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8.163% 10/28/27 $ 2,349,745
3,884,447 (e) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 7.797 04/28/28 3,869,881
1,392,068 (e) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8.735 10/31/28 1,389,750
5,365,016 (e) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9.047 05/14/29 5,354,957
8,846,048 (e),(f) Altice France S.A., Term Loan B14, (TSFR3M + 6.875%) 10.547 05/15/31 8,888,067
3,719,727 (e) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10.667 01/04/29 3,658,611
4,564,077 (e) Cengage Learning, Inc., Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6.671 03/24/31 4,466,565
3,536,494 (e) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.667 10/30/30 3,430,399
6,553,051 (e),(f) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.250%)
5.922 05/24/30 6,577,101
10,989,401 (e) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
7.787 08/23/28 11,051,217
1,889,429 (e) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7.272 06/18/29 1,793,304
11,552,838 (e) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8.171 12/02/31 11,259,916
3,880,919 (e),(f) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 8.250 04/15/27 3,363,069
455,110 (e) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9.532 06/30/28 461,083
819,187 (e) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7.132 11/30/29 797,888
3,617,254 (e) iHeartCommunications, Inc., Term Loan, (TSFR1M + 5.775%) 9.562 05/01/29 3,140,971
2,364,453 (e) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.750%)
6.423 08/06/31 2,363,897
3,445,000 (e),(f) NEP Group, Inc., Term Loan B, (TSFR1M + 4.500%) 8.173 10/17/31 3,156,929
5,845,753 (e) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6.673 02/10/31 5,850,780
4,033,539 (e) Radiate Holdco, LLC, FLFO Term Loan, (TSFR1M + 3.500%),
(cash 7.287%, PIK 1.500%)
7.287 09/25/29 3,514,221
1,662,254 (e) Sinclair Television Group Inc., Term Loan B6, (TSFR1M +
3.300%)
7.087 12/31/29 1,427,461
3,330,000 (e) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.500%)
6.129 02/17/32 3,306,424
4,869,922 (e),(f) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6.929 12/11/28 4,535,115
25,802,590 (e) X Corp., Term Loan, (TSFR3M + 6.500%) 10.448 10/29/29 25,902,059
TOTAL MEDIA & ENTERTAINMENT 121,909,410
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
997,500 (e) Amneal Pharmaceuticals LLC, Term Loan, (TSFR1M + 3.000%) 6.673 08/02/32 999,575
6,768,376 (e) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
9.923 10/08/30 6,616,087
5,890,000 (e),(h) BioMarin Pharmaceutical Inc, (TBD) TBD TBD 5,891,237
2,039,054 (e) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 2.750%)
6.387 01/27/32 2,041,603
4,457,000 (e),(f) Genmab AS, Term Loan B, (TSFR3M + 3.000%) 6.706 12/13/32 4,480,667
29,281,000 (e),(h) HOPPER MERGER SUB INC, (TBD) TBD TBD 28,969,889
10,607,500 (e),(f) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5.923 05/05/28 10,657,620
8,308,796 (e) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5.923 05/19/31 8,054,380
22,128,917 (e) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.750%)
6.423 12/12/31 21,900,768
2,356,777 (e) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5.673 04/20/29 2,360,713
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 91,972,539
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
8,424,511 (e) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6.173 01/31/30 8,456,103
1,667,681 (e) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B3,
(TSFR1M + 2.750%)
6.423 01/31/30 1,673,934
392,000 (e) Learning Care Group (US) No. 2 Inc., Term Loan B, (TSFR3M +
4.000%)
7.661 08/11/28 311,082
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 10,441,119

Portfolio of Investments February 28, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
$ 11,987,110 (e) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6.411% 11/13/31 $ 11,382,780
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 11,382,780
SOFTWARE & SERVICES - 10.5%
2,601,636 (e),(f) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 2.500%) 6.172 02/03/31 2,538,832
2,124,841 (e) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9.037 01/22/29 2,129,665
4,478,337 (e) Avalara, Inc, Term Loan, (TSFR3M + 2.750%) 6.422 03/29/32 4,176,049
3,264,906 (e) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.173%,
PIK 7.500%)
11.173 08/01/28 2,988,744
3,962,544 (e) BCPE Pequod Buyer Inc, Term Loan B, (TSFR3M + 2.750%) 6.417 11/25/31 3,844,916
12,400,758 (e),(f) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6.673 07/30/31 11,462,207
550,000 (e) Clearwater Analytics, LLC, Term Loan B, (TSFR1M + 2.000%) 5.677 04/21/32 550,688
1,352,851 (e) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6.922 03/24/31 1,260,857
1,857,196 (e) Cloud Software Group, Inc., Term Loan B (2032), (TSFR3M +
3.250%)
6.922 08/13/32 1,729,050
4,895,575 (e) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
6.421 03/29/32 4,352,485
3,947,299 (e) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.421 05/01/31 3,511,853
13,105,379 (e) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6.898 10/09/31 12,487,526
6,654,858 (e) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.500%)
6.173 10/09/29 6,457,608
945,000 (e),(h) EP Purchaser LLC, (TBD) TBD TBD 492,345
548,000 (e),(h) EP Purchaser LLC, (TBD) TBD TBD 288,388
11,941,398 (e) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.173 05/30/31 11,613,010
1,461,462 (e) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6.668 06/27/31 1,424,925
24,189,785 (e) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.173 01/30/32 22,339,266
5,200,076 (e) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6.417 12/08/31 4,868,571
3,956,437 (e) Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 6.923 03/22/32 3,598,933
11,521,654 (e) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6.673 03/01/29 10,102,014
12,405,123 (e) Mitchell International, Inc., Term Loan, (TSFR1M + 3.000%) 6.673 06/17/31 11,513,566
4,893,048 (e) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5.423 01/31/30 4,770,721
13,960,181 (e) Peraton Corp., Term Loan B, (TSFR3M + 3.750%) 7.517 02/01/28 12,005,756
1,413,729 (e) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 8.423 03/24/31 1,044,625
2,383,900 (e) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
6.422 11/03/31 2,369,013
7,595,028 (e) Press Ganey Holdings, Inc., Repriced Term Loan B, (TSFR1M +
3.000%)
6.673 04/30/31 7,590,281
5,101,452 (e) Proofpoint, Inc., Repriced Term Loan, (TSFR3M + 3.000%) 6.672 08/31/28 4,898,184
3,675,436 (e) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10.029 05/15/28 3,665,733
6,694,462 (e),(f) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6.529 05/15/28 2,800,528
3,456,848 (e) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7.423 11/28/28 3,224,963
1,494,304 (e) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 5.673 05/09/31 1,484,337
2,517,382 (e) Synechron Inc, Term Loan B, (TSFR1M + 3.750%) 7.423 10/03/31 2,334,872
14,965,228 (e) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.167 02/10/31 14,205,742
3,577,151 (e) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 5.917 04/14/31 3,471,321
16,871,000 X Corp, (TSFR3M + 6.500%) 10.448 10/29/29 17,727,203
4,964,653 (e) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6.423 09/28/29 4,695,941
TOTAL SOFTWARE & SERVICES 210,020,718
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
20,045,963 (e) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 6.421 11/30/29 18,793,090
1,814,332 (e) Ingram Micro Inc., Term Loan, (TSFR1M + 2.250%) 5.917 09/22/31 1,822,279
1,175,000 (e) PROJECT AURORA US FINCO, (TSFR1M + 2.750%) 6.490 12/06/32 1,178,678
387,000 (e),(h) Sonicwall US Holdings Inc, (TBD) TBD TBD 126,605
334,401 (e) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.287 03/05/29 335,281
5,858,874 (e) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.292 05/30/30 5,867,310
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 28,123,243

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 4.5%
$ 6,576,647 (e) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 5.923% 11/24/28 $ 6,574,608
2,521,544 (e) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8.173 09/28/29 2,523,119
14,159,000 (e),(f) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7.920 04/03/31 12,862,602
4,797,182 (b),(e) Cyxtera DC Holdings, Inc., Term Loan B 0.000 07/16/26 26,385
6,003,000 (e) Digicel International Finance Limited, Term Loan B, (TSFR3M +
5.250%)
9.023 08/09/32 6,034,096
2,260,800 (e) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5.923 09/20/30 2,183,786
11,458,000 (e),(f) Level 3 Financing Inc., Repriced Term Loan B4, (TSFR1M +
3.250%)
6.923 03/29/32 11,502,400
8,355,000 (e) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6.684 12/07/26 6,595,980
5,351,000 (e) Windstream Services LLC, Term Loan B, (TSFR1M + 4.000%) 7.673 10/06/32 5,364,377
37,240,091 (e),(f) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 3.644 03/11/30 35,898,517
TOTAL TELECOMMUNICATION SERVICES 89,565,870
TRANSPORTATION - 2.5%
3,144,330 (e) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5.417 03/21/31 3,146,295
5,848,217 (e),(f) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5.918 04/20/28 5,848,217
9,120,988 (e),(f) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.500%)
6.171 07/01/31 9,151,772
608,398 (e) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6.173 07/01/31 610,299
2,524,000 (e),(h) Genesee & Wyoming Inc. (New), Term Loan B, (TBD) TBD TBD 2,523,281
12,785,662 (e) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6.173 09/23/31 12,808,421
1,635,910 (e) PODS, LLC, Term Loan B, (TSFR1M + 3.000%) 6.787 03/31/28 1,626,978
9,455,000 (e) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.250%) 5.917 04/09/32 9,450,792
2,993,872 (e) United Airlines, Inc., Term Loan B, (TSFR1M + 1.750%) 5.426 02/24/31 3,001,057
1,090,000 (e),(h) WestJet Loyalty LP, Term Loan B, (TBD) TBD TBD 1,090,098
TOTAL TRANSPORTATION 49,257,210
UTILITIES - 2.7%
6,412,224 (e),(f) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 3.250%) 6.917 08/11/32 6,438,546
2,433,471 (e),(f) Hamilton Projects Acquiror, LLC , Repriced Term Loan B,
(TSFR1M + 2.500%)
6.173 05/30/31 2,445,444
1,545,746 (e) Invenergy Thermal Operating I LLC, Term Loan B, (SOFR90A +
2.750%)
6.410 05/06/32 1,563,863
107,659 (e) Invenergy Thermal Operating I LLC, Term Loan C, (SOFR90A +
2.750%)
6.410 05/06/32 108,921
321,249 (e) Kestrel Acquisition, LLC, Term Loan, (TSFR3M + 3.000%) 6.672 11/06/31 322,574
2,352,000 (e),(h) NRG Energy, Inc., Term Loan, (TBD) TBD TBD 2,360,561
15,427,317 (e) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6.153 12/15/31 15,490,955
18,430,326 (e) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.153 05/17/30 18,509,299
7,782,000 (e),(f) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.000%) 5.672 11/26/32 7,810,210
TOTAL UTILITIES 55,050,373
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,734,150,238) 1,708,828,402
SHARES DESCRIPTION VALUE
154122 WARRANTS - 0.0% 154122
TELECOMMUNICATION SERVICES - 0.0%
8,465 Windstream Parent Inc 61,879
TOTAL TELECOMMUNICATION SERVICES 61,879
TRANSPORTATION - 0.0%
1,071 ACBL HLDG CORP 16,065
3,029 ACBL HLDG CORP 75,725
11,952 (b) American Commercial Barge Line LLC 120
33,319 (b) American Commercial Barge Line LLC 333
TOTAL TRANSPORTATION 92,243
TOTAL WARRANTS
(Cost $294,354) 154,122
TOTAL LONG-TERM INVESTMENTS
(Cost $1,993,247,774) 1,949,146,351

Portfolio of Investments February 28, 2026
(continued)
Floating Rate Income

See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
6,149,517 (j) State Street Navigator Securities Lending Government Money
Market Portfolio
3.700% (k) $ 6,149,517
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,149,517) 6,149,517
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  7.5%
INVESTMENT COMPANIES - 7.5% –
151,702,490 BlackRock Liquidity Funds T-Fund 4.517(l) 151,702,490
TOTAL INVESTMENT COMPANIES
(Cost $151,702,490) 151,702,490
TOTAL SHORT-TERM INVESTMENTS
(Cost $151,702,490) 151,702,490
TOTAL INVESTMENTS - 104.8%
(Cost $2,151,099,781 ) 2,106,998,358
OTHER ASSETS & LIABILITIES, NET -  (4.8)% (97,346,829)
NET ASSETS - 100% $ 2,009,651,529
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $159,133,111 or 7.6% of Total Investments.
(d) Affiliated holding
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Portion of investment purchased on a delayed delivery basis.
(g) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(h) When-issued or delayed delivery security.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Prime
Brokerage
CDX-NAHYS45V1 5.000% 3.59 % Quarterly 12/20/30 $ 15,840,000 $ 1,226,366 $ 1,100,441 $ 125,925
Total
$ 15,840,000 $ 1,226,366
$1,100,441 $ 125,925

See Notes to Financial Statements
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments February 28, 2026
High Yield Income
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.6%
714634 COMMON STOCKS - 0 .1% 714634
TELECOMMUNICATION SERVICES - 0.1%
14,262 (a) Altice France Lux 3 $ 262,048
24,632 (a) Altice France Lux 3 452,586
TOTAL TELECOMMUNICATION SERVICES 714,634
TOTAL COMMON STOCKS
(Cost $659,862) 714,634
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
466105370 CORPORATE BONDS - 85 .4% (b) 466105370
AUTOMOBILES & COMPONENTS - 2.6%
$ 3,000,000 (c) Dealer Tire LLC / DT Issuer LLC 8 .000% 02/01/28 2,970,030
2,830,000 (c) Dornoch Debt Merger Sub Inc 6 .625 10/15/29 2,556,550
1,200,000 (d) Goodyear Tire & Rubber Co/The 5 .250 04/30/31 1,150,651
1,200,000 (c) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 1,215,432
1,000,000 (c) IHO Verwaltungs GmbH 8 .000 11/15/32 1,066,717
1,800,000 (c) Nissan Motor Acceptance Co LLC 5 .625 09/29/28 1,811,594
2,350,000 (c) Phinia Inc 6 .625 10/15/32 2,439,688
895,000 (c) ZF North America Capital Inc 7 .500 03/24/31 922,400
TOTAL AUTOMOBILES & COMPONENTS 14,133,062
CAPITAL GOODS - 5.8%
4,200,000 (c) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 4,398,463
2,275,000 (c),(d) Alta Equipment Group Inc 9 .000 06/01/29 2,148,073
500,000 (c) Camelot Return Merger Sub Inc 8 .750 08/01/28 377,506
2,200,000 (c) Columbus McKinnon Corp/NY 7 .125 01/31/33 2,261,732
369,673 (c) CP Atlas Buyer Inc, (cash 7.000%, PIK 5.750%) 12 .750 01/15/31 331,956
1,355,000 (c) Goat Holdco LLC 6 .750 02/01/32 1,400,248
1,275,000 (c) Herc Holdings Inc 7 .000 06/15/30 1,336,094
1,250,000 (c) Herc Holdings Inc 5 .750 03/15/31 1,267,151
1,000,000 (c) JH North America Holdings Inc 5 .875 01/31/31 1,021,312
925,000 (c) Lsf12 Helix Parent LLC 7 .125 02/01/33 928,592
1,750,000 (c) Masterbrand Inc 7 .000 07/15/32 1,761,258
1,480,000 (c) New Flyer Holdings Inc 9 .250 07/01/30 1,597,543
2,440,000 (c) Quikrete Holdings Inc 6 .375 03/01/32 2,535,887
1,750,000 (c) Standard Building Solutions Inc 6 .500 08/15/32 1,801,338
1,500,000 (c) Terex Corp 6 .250 10/15/32 1,544,802
2,100,000 (c) TransDigm Inc 6 .875 12/15/30 2,185,581
2,000,000 (c) TransDigm Inc 6 .000 01/15/33 2,035,378
1,500,000 (c) TransDigm Inc 6 .375 05/31/33 1,530,949
1,350,000 (c) TransDigm Inc 6 .125 07/31/34 1,371,243
TOTAL CAPITAL GOODS 31,835,106
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
1,800,000 (c) Allied Universal Holdco LLC 7 .875 02/15/31 1,901,715
1,565,000 (c) CACI International Inc 6 .375 06/15/33 1,611,156
1,200,000 (c) Garda World Security Corp 8 .375 11/15/32 1,229,035
1,595,000 (c) GFL Environmental Holdings US Inc 5 .500 02/01/34 1,600,737
1,700,000 (c) Neptune Bidco US Inc 9 .290 04/15/29 1,703,332
2,250,000 (c) RR Donnelley & Sons Co 9 .500 08/01/29 2,318,465
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,364,440
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.6%
3,000,000 (c) Cougar JV Subsidiary LLC 8 .000 05/15/32 3,195,138
640,000 (c) Gee Automotive Holdings LLC 7 .250 03/01/31 650,531
2,000,000 (c) Kohl's Corp 10 .000 06/01/30 2,177,244
1,700,000 (c),(d) LBM Acquisition LLC 6 .250 01/15/29 1,296,118
1,500,000 (c) Michaels Cos Inc/The 7 .875 05/01/29 1,506,751
990,000 (c),(e) Michaels Cos Inc/The 11 .000 03/15/34 925,316
1,525,000 (c),(e) Michaels Cos Inc/The 8 .500 03/15/33 1,483,375
1,600,000 Nordstrom Inc 4 .250 08/01/31 1,490,948
1,150,000 (c) Park River Holdings Inc 8 .000 03/15/31 1,157,375
1,250,000 (c) PetSmart Inc / PetSmart Finance Corp 10 .000 09/15/33 1,253,565

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 2,000,000 (c) QXO Building Products Inc 6 .750% 04/30/32 $ 2,071,432
2,150,000 (c) Veritiv Operating Co 10 .500 11/30/30 2,300,436
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 19,508,229
CONSUMER DURABLES & APPAREL - 1.2%
2,529,716 (c) Beach Acquisition Bidco LLC, (cash 10.00%, PIK 10.750%) 10 .000 07/15/33 2,795,343
1,520,000 (c) CD&R Smokey Buyer Inc / Radio Systems Corp 9 .500 10/15/29 1,247,643
745,000 (c) Installed Building Products Inc 5 .625 02/01/34 754,887
1,000,000 (c) Newell Brands Inc 8 .500 06/01/28 1,052,602
1,000,000 (c) S&S Holdings LLC 8 .375 10/01/31 937,214
TOTAL CONSUMER DURABLES & APPAREL 6,787,689
CONSUMER SERVICES - 4.8%
1,500,000 (c) Caesars Entertainment Inc 7 .000 02/15/30 1,537,858
1,800,000 (c) Carnival Corp 5 .875 06/15/31 1,881,040
2,500,000 (c) Churchill Downs Inc 5 .750 04/01/30 2,520,007
2,690,000 (c) Life Time Inc 6 .000 11/15/31 2,770,724
1,000,000 (c) Marriott Ownership Resorts Inc 6 .500 10/01/33 969,633
500,000 (c) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 412,524
1,500,000 MGM Resorts International 6 .125 09/15/29 1,541,674
1,200,000 (c),(d) Motion Bondco DAC 6 .625 11/15/27 1,132,729
2,500,000 (c) NCL Corp Ltd 6 .750 02/01/32 2,574,588
500,000 Six Flags Entertainment Corp 7 .250 05/15/31 490,743
2,250,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
6 .500 10/01/28 2,251,874
540,000 (c) SIX FLAGS/CAN WON/MILLEN 8 .625 01/15/32 546,747
1,500,000 (c) Travel + Leisure Co 6 .125 09/01/33 1,524,699
1,300,000 (c) Vail Resorts Inc 5 .625 07/15/30 1,322,945
2,000,000 (c) Viking Ocean Cruises Ship VII Ltd 5 .625 02/15/29 1,998,358
1,200,000 (c) Voyager Parent LLC 9 .250 07/01/32 1,281,385
1,525,000 (c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 1,557,388
TOTAL CONSUMER SERVICES 26,314,916
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
3,000,000 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4 .875 02/15/30 2,975,243
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,975,243
ENERGY - 12.2%
1,875,000 (c) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5 .750 10/15/33 1,903,408
1,500,000 (c) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 1,560,963
2,145,000 (c) ARCHROCK SERVICES/PARTNE 6 .000 02/01/34 2,171,778
1,155,000 (c) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 07/15/33 1,198,528
853,659 (c) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 889,143
1,515,000 (c) Bristow Group Inc 6 .750 02/01/33 1,537,234
1,000,000 Buckeye Partners LP 5 .850 11/15/43 942,185
845,000 (c) Chord Energy Corp 6 .000 10/01/30 863,168
750,000 (c) Chord Energy Corp 6 .750 03/15/33 778,946
2,000,000 (c) CITGO Petroleum Corp 8 .375 01/15/29 2,073,938
3,335,000 (c) CNX Resources Corp 7 .250 03/01/32 3,497,064
500,000 (c) CNX Resources Corp 5 .875 03/01/34 500,914
2,500,000 (c) CQP Holdco LP / BIP-V Chinook Holdco LLC 5 .500 06/15/31 2,493,186
865,000 (c) CVR Energy Inc 7 .500 02/15/31 862,068
457,000 (c) CVR Energy Inc 5 .750 02/15/28 456,179
1,000,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 8 .625 03/15/29 1,044,156
1,175,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 1,215,305
2,560,000 (c) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 2,704,589
1,890,000 (c) Harvest Midstream I LP 7 .500 05/15/32 1,961,788
1,800,000 (c) ITT Holdings LLC 6 .500 08/01/29 1,748,703
2,300,000 (c) Kinetik Holdings LP 6 .625 12/15/28 2,371,116
2,500,000 (c) Kodiak Gas Services LLC 6 .500 10/01/33 2,578,052
520,000 (c) Matador Resources Co 6 .000 04/15/34 519,373
1,100,000 (c) Matador Resources Co 6 .250 04/15/33 1,119,515
1,500,000 (c) Moss Creek Resources Holdings Inc 8 .250 09/01/31 1,478,168

Portfolio of Investments February 28, 2026
(continued)
High Yield Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 2,580,000 (c) Noble Finance II LLC 8 .000% 04/15/30 $ 2,685,316
1,150,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 1,145,200
1,100,000 (c) Rockies Express Pipeline LLC 6 .750 03/15/33 1,158,766
1,500,000 (c) SM Energy Co 8 .625 11/01/30 1,587,522
3,500,000 (f) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 3,647,196
2,800,000 (c) Sunoco LP 6 .250 07/01/33 2,883,793
1,500,000 (c) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6 .000 09/01/31 1,515,947
1,275,000 (c) Transocean International Ltd 7 .875 10/15/32 1,368,985
2,000,000 (c) Venture Global Calcasieu Pass LLC 3 .875 11/01/33 1,780,037
2,000,000 (c) Venture Global LNG Inc 9 .875 02/01/32 2,118,878
670,000 (c),(d) Venture Global LNG Inc 7 .000 01/15/30 679,617
1,000,000 (c),(f),(g) Venture Global LNG Inc 9 .000 N/A 874,576
1,525,000 (c) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 1,604,939
1,500,000 (c) Venture Global Plaquemines LNG LLC 6 .750 01/15/36 1,597,817
610,000 (c) Venture Global Plaquemines LNG LLC 6 .125 12/15/30 633,673
1,500,000 (c) Venture Global Plaquemines LNG LLC 6 .500 06/15/34 1,574,942
1,000,000 (c) Weatherford International Ltd 6 .750 10/15/33 1,045,484
TOTAL ENERGY 66,372,155
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.2%
2,055,000 (c) Diversified Healthcare Trust 7 .250 10/15/30 2,136,966
3,185,000 (c) Iron Mountain Inc 6 .250 01/15/33 3,254,459
2,670,000 (c) Millrose Properties Inc 6 .375 08/01/30 2,739,153
2,000,000 (c) Millrose Properties Inc 6 .250 09/15/32 2,025,086
3,250,000 (d) MPT Operating Partnership LP / MPT Finance Corp 5 .000 10/15/27 3,184,360
2,470,000 MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 1,888,908
2,145,000 (c) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 2,295,746
2,000,000 (c) Office Properties Income Trust 9 .000 03/31/29 2,032,580
1,860,000 (c) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 1,924,685
695,000 (c),(e) RHP Hotel Properties LP / RHP Finance Corp 5 .750 03/15/34 700,071
1,000,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6 .500 02/15/29 972,582
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 23,154,596
FINANCIAL SERVICES - 8.2%
2,800,000 (c) Azorra Finance Ltd 7 .750 04/15/30 2,940,773
1,280,000 (c) Azorra Finance Ltd 7 .250 01/15/31 1,335,927
1,000,000 Block Inc 6 .500 05/15/32 1,028,759
2,300,000 (c) Burford Capital Global Finance LLC 6 .250 04/15/28 2,287,068
585,000 (c) Burford Capital Global Finance LLC 8 .500 01/15/34 573,408
2,058,741 (c) Compass Group Diversified Holdings LLC 5 .250 04/15/29 1,927,084
3,500,000 (c) Encore Capital Group Inc 6 .625 04/15/31 3,553,900
2,200,000 (f) HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 2,317,414
600,000 (f) HA Sustainable Infrastructure Capital Inc 7 .125 11/15/56 599,835
2,000,000 (c) Hunt Cos Inc 5 .250 04/15/29 1,907,624
4,000,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 3,939,801
1,380,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .000 06/15/30 1,312,680
2,525,000 (c) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 2,540,077
1,145,000 OneMain Finance Corp 6 .125 05/15/30 1,148,416
2,800,000 OneMain Finance Corp 5 .375 11/15/29 2,768,246
1,165,000 (c) Osaic Holdings Inc 6 .750 08/01/32 1,175,625
1,600,000 (c) PennyMac Financial Services Inc 6 .875 05/15/32 1,609,154
4,365,000 (c) Starwood Property Trust Inc 6 .000 04/15/30 4,466,128
4,000,000 (c) Stonex Escrow Issuer LLC 6 .875 07/15/32 4,150,924
2,725,000 (c),(g),(h) UBS Group AG 6 .600 N/A 2,741,312
600,000 (c) WEX Inc 6 .500 03/15/33 603,022
TOTAL FINANCIAL SERVICES 44,927,177
FOOD, BEVERAGE & TOBACCO - 0.7%
1,750,000 (c) Post Holdings Inc 6 .375 03/01/33 1,781,293
2,000,000 (c) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 2,024,596
TOTAL FOOD, BEVERAGE & TOBACCO 3,805,889

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 4.0%
$ 1,600,000 (c) CHS/Community Health Systems Inc 10 .875% 01/15/32 $ 1,733,962
2,170,000 (c) DaVita Inc 4 .625 06/01/30 2,124,270
1,500,000 (c),(d) Embecta Corp 5 .000 02/15/30 1,409,840
2,070,000 (c) Global Medical Response Inc 7 .375 10/01/32 2,167,042
900,000 (c) LifePoint Health Inc 8 .375 02/15/32 974,373
3,500,000 (c) Molina Healthcare Inc 6 .250 01/15/33 3,443,006
875,000 (c) Molina Healthcare Inc 6 .500 02/15/31 877,796
1,375,000 (c) National Mentor Holdings Inc 10 .500 12/15/30 1,369,931
2,000,000 (c) Prime Healthcare Services Inc 9 .375 09/01/29 2,089,065
226,548 (c) Radiology Partners Inc, (cash 9.781%, PIK 9.781%) 9 .781 02/15/30 211,822
1,690,000 (c) Radiology Partners Inc 8 .500 07/15/32 1,740,159
2,070,000 (c) Team Health Holdings Inc 8 .375 06/30/28 2,083,739
425,000 (c) Tenet Healthcare Corp 6 .000 11/15/33 439,208
1,200,000 (c) US Acute Care Solutions LLC 9 .750 05/15/29 1,200,374
TOTAL HEALTH CARE EQUIPMENT & SERVICES 21,864,587
INSURANCE - 4.4%
2,650,000 (c) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 2,598,982
4,080,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 4,102,394
2,140,000 (c) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 2,073,275
2,995,000 (c) Ardonagh Finco Ltd 7 .750 02/15/31 3,066,746
1,200,000 (c) Ardonagh Group Finance Ltd 8 .875 02/15/32 1,184,365
835,000 (c) ASURION LLC/ASURION CO 8 .000 12/31/32 877,007
4,000,000 (c) ASURION LLC/ASURION CO 8 .375 02/01/34 3,980,666
2,000,000 (c) HUB International Ltd 5 .625 12/01/29 1,968,933
1,200,000 (c) HUB International Ltd 7 .375 01/31/32 1,221,390
3,000,000 (c) Panther Escrow Issuer LLC 7 .125 06/01/31 3,052,038
TOTAL INSURANCE 24,125,796
MATERIALS - 3.6%
2,135,000 (c) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6 .250 01/30/31 2,185,202
2,000,000 Celanese US Holdings LLC 7 .050 11/15/30 2,132,388
1,500,000 (c) Cleveland-Cliffs Inc 6 .875 11/01/29 1,545,022
1,500,000 (c) Clydesdale Acquisition Holdings Inc 8 .750 04/15/30 1,493,388
1,245,000 (c) Compass Minerals International Inc 8 .000 07/01/30 1,313,537
1,500,000 (c) Crown Americas LLC 5 .875 06/01/33 1,541,142
1,000,000 (d) Huntsman International LLC 5 .700 10/15/34 956,577
1,500,000 (c) Methanex US Operations Inc 6 .250 03/15/32 1,552,505
860,000 (c) Mineral Resources Ltd 7 .000 04/01/31 904,500
1,000,000 (c) Olin Corp 6 .625 04/01/33 976,471
1,240,000 (c) Olympus Water US Holding Corp 6 .750 08/01/32 1,220,669
1,325,000 (c) Qnity Electronics Inc 6 .250 08/15/33 1,375,747
1,000,000 (c) WR Grace Holdings LLC 5 .625 08/15/29 957,937
1,500,000 (c) WR Grace Holdings LLC 6 .625 08/15/32 1,517,441
TOTAL MATERIALS 19,672,526
MEDIA & ENTERTAINMENT - 6.5%
1,715,000 (c) Advantage Sales & Marketing Inc 6 .500 11/15/28 1,406,300
3,000,000 CCO Holdings LLC / CCO Holdings Capital Corp, Reg S 4 .250 02/01/31 2,796,301
3,000,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 08/15/30 2,861,482
1,125,000 (c),(d) CCO Holdings LLC / CCO Holdings Capital Corp 4 .750 02/01/32 1,046,167
1,500,000 (c) Clear Channel Outdoor Holdings Inc 7 .750 04/15/28 1,511,904
300,000 (c) CSC Holdings LLC 5 .500 04/15/27 254,351
1,000,000 (c) CSC Holdings LLC 5 .750 01/15/30 386,364
2,500,000 (c) CSC Holdings LLC 4 .125 12/01/30 1,525,176
750,000 (c) CSC Holdings LLC 11 .250 05/15/28 594,203
1,000,000 (c) Directv Financing LLC 8 .875 02/01/30 1,001,153
1,715,000 (c) Directv Financing LLC 8 .875 02/01/30 1,715,589
2,500,000 Discovery Global Holdings Inc 4 .054 03/15/29 2,473,425
1,000,000 Discovery Global Holdings Inc 4 .279 03/15/32 918,750
1,000,000 DISH DBS Corp 5 .125 06/01/29 893,033
1,000,000 (c) Gray Media Inc 7 .250 08/15/33 1,032,602

Portfolio of Investments February 28, 2026
(continued)
High Yield Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 1,000,000 (c) iHeartCommunications Inc 4 .750% 01/15/28 $ 894,580
750,000 (c) LCPR Senior Secured Financing DAC 6 .750 10/15/27 525,300
2,400,000 (c) McGraw-Hill Education Inc 7 .375 09/01/31 2,452,423
825,000 (c) Neptune Bidco US Inc 10 .375 05/15/31 832,676
500,000 (c) Neptune Bidco US Inc 9 .500 02/15/33 489,395
1,500,000 (c) Outfront Media Capital LLC / Outfront Media Capital Corp 4 .250 01/15/29 1,471,785
2,000,000 (c) Sirius XM Radio LLC 4 .125 07/01/30 1,885,161
2,000,000 (c) Univision Communications Inc 8 .000 08/15/28 2,054,406
3,000,000 (c) Univision Communications Inc 7 .375 06/30/30 3,000,058
1,125,000 (c) Univision Communications Inc 9 .375 08/01/32 1,190,437
TOTAL MEDIA & ENTERTAINMENT 35,213,021
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.7%
2,469,000 (c) 1261229 BC Ltd 10 .000 04/15/32 2,553,274
3,000,000 (c),(d) Bausch Health Americas Inc 8 .500 01/31/27 2,973,008
1,000,000 (c) Bausch Health Cos Inc 5 .250 02/15/31 652,500
296,000 (c) Bausch Health Cos Inc 4 .875 06/01/28 275,467
407,000 (c) Bausch Health Cos Inc 11 .000 09/30/28 425,563
1,250,000 (c) Charles River Laboratories International Inc 4 .000 03/15/31 1,180,190
1,500,000 (c) Emergent BioSolutions Inc 3 .875 08/15/28 1,311,561
2,020,000 (c) GENMAB A/S/GENMAB FIN 7 .250 12/15/33 2,143,495
1,000,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 931,962
1,500,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 4 .125 04/30/28 1,472,498
1,170,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 1,039,668
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 14,959,186
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
2,592,400 (c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 2,620,512
1,000,000 Kennedy-Wilson Inc 4 .750 03/01/29 985,327
1,800,000 (d) Kennedy-Wilson Inc 5 .000 03/01/31 1,744,866
1,000,000 (c) Permian Resources Operating LLC 6 .250 02/01/33 1,035,482
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 6,386,187
SOFTWARE & SERVICES - 2.0%
2,000,000 (c) Amentum Holdings Inc 7 .250 08/01/32 2,095,668
1,775,000 (c) Cloud Software Group Inc 8 .250 06/30/32 1,776,487
2,250,000 (c) Cloud Software Group Inc 6 .500 03/31/29 2,206,523
1,100,000 (c) CoreWeave Inc 9 .000 02/01/31 1,061,353
1,000,000 (c) Gen Digital Inc 6 .250 04/01/33 995,192
600,000 (c) McAfee Corp 7 .375 02/15/30 490,917
500,000 (c) Open Text Holdings Inc 4 .125 12/01/31 436,748
1,500,000 X.AI LLC / X.AI Co Issuer Corp 12 .500 06/30/30 1,708,368
TOTAL SOFTWARE & SERVICES 10,771,256
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
1,350,000 (c) Imola Merger Corp 4 .750 05/15/29 1,327,125
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,327,125
TELECOMMUNICATION SERVICES - 7.3%
1,000,000 (c) Altice France Lux 3 / Altice Holdings 1 10 .000 01/15/33 939,713
2,400,917 (c) Altice France SA 6 .500 04/15/32 2,299,373
1,100,000 (c) APLD COMPUTECO LLC 9 .250 12/15/30 1,154,551
835,000 (c) Black Pearl Compute LLC 6 .125 02/15/31 854,582
1,120,000 (c) Cipher Compute LLC 7 .125 11/15/30 1,167,425
1,500,000 (c) Connect Holding II LLC 10 .500 04/03/31 1,450,556
1,460,000 (c) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 1,516,807
2,000,000 (c) Level 3 Financing Inc 7 .000 03/31/34 2,079,089
2,200,000 (c) Level 3 Financing Inc 8 .500 01/15/36 2,290,639
1,200,000 (c) Level 3 Financing Inc 6 .875 06/30/33 1,242,810
1,500,000 (c) Lumen Technologies Inc 4 .500 01/15/29 1,427,872
3,500,000 (f) Rogers Communications Inc 7 .000 04/15/55 3,660,577
2,590,000 (c) Sable International Finance Ltd 7 .125 10/15/32 2,622,302
775,000 (c) SV RNO Property Owner 1 LLC 5 .875 03/01/31 778,472
295,000 (c) Telesat Canada / Telesat LLC 5 .625 12/06/26 231,589
1,600,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8 .625 06/15/32 1,622,731

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 2,400,000 (c) Virgin Media Secured Finance PLC 4 .500% 08/15/30 $ 2,187,738
2,720,000 (c) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 2,863,711
1,750,000 (c) WULF COMPUTE LLC 7 .750 10/15/30 1,853,275
6,405,666 (c) Zayo Group Holdings Inc 9 .250 03/09/30 6,245,412
1,727,082 (c) Zayo Group Holdings Inc 13 .750 09/09/30 1,563,009
TOTAL TELECOMMUNICATION SERVICES 40,052,233
TRANSPORTATION - 1.5%
1,388,000 (c) Allegiant Travel Co 7 .250 08/15/27 1,400,878
500,000 (c) Genesee & Wyoming Inc 6 .250 04/15/32 515,368
1,600,000 (c),(d) Grupo Aeromexico SAB de CV 8 .625 11/15/31 1,642,000
1,500,000 (c) Stonepeak Nile Parent LLC 7 .250 03/15/32 1,591,834
1,165,000 United Airlines Holdings Inc 5 .375 03/01/31 1,187,787
1,595,000 (c) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 1,645,096
TOTAL TRANSPORTATION 7,982,963
UTILITIES - 6.2%
890,000 (c) Alpha Generation LLC 6 .250 01/15/34 903,801
5,000,000 (c),(f) AltaGas Ltd 7 .200 10/15/54 5,224,060
2,775,000 (c) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 2,766,833
1,500,000 (c) Clearway Energy Operating LLC 5 .750 01/15/34 1,519,765
4,000,000 (c) ContourGlobal Power Holdings SA 6 .750 02/28/30 4,120,000
2,500,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 2,416,766
1,500,000 (c) NRG Energy Inc 5 .250 06/15/29 1,505,234
1,690,000 (c) NRG Energy Inc 6 .000 02/01/33 1,730,921
2,000,000 (c) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 1,976,829
1,500,000 (c) Talen Energy Supply LLC 6 .250 02/01/34 1,526,392
2,000,000 (c) TerraForm Power Operating LLC 4 .750 01/15/30 1,955,262
1,140,000 (c) VoltaGrid LLC 7 .375 11/01/30 1,190,378
2,500,000 (c) XPLR Infrastructure Operating Partners LP 4 .500 09/15/27 2,489,305
3,000,000 (c) XPLR Infrastructure Operating Partners LP 7 .250 01/15/29 3,113,853
1,070,000 (c) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 1,132,589
TOTAL UTILITIES 33,571,988
TOTAL CORPORATE BONDS
(Cost $456,585,517) 466,105,370
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
55085860 VARIABLE RATE SENIOR LOAN INTERESTS - 10 .1% 55085860
CAPITAL GOODS - 0.3%
1,280,000 (e),(i) Conair Holdings, LLC, Term Loan B, (TBD) TBD TBD 706,131
1,000,000 (i) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7 .010 04/12/28 739,645
TOTAL CAPITAL GOODS 1,445,776
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,333,750 (i) Spin Holdco Inc., First Lien First Out Term Loan, (TSFR1M +
5.430%)
9 .101 09/04/30 1,367,234
2,492,167 (i) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR1M +
4.000%)
7 .933 09/04/30 1,954,270
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,321,504
CONSUMER DURABLES & APPAREL - 0.2%
997,382 (i) S&S Holdings LLC, Term Loan, (TSFR1M + 5.000%) 8 .773 03/13/28 980,551
TOTAL CONSUMER DURABLES & APPAREL 980,551
CONSUMER SERVICES - 0.3%
1,495,399 (i) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .923 02/06/30 1,488,864
TOTAL CONSUMER SERVICES 1,488,864
ENERGY - 0.3%
3,800,000 (e),(i) New Fortress Energy Inc, Incremental Term Loan B, (TBD) TBD TBD 1,851,056
TOTAL ENERGY 1,851,056

Portfolio of Investments February 28, 2026
(continued)
High Yield Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
$ 2,018,737 (i) Heartland Dental, LLC, Term Loan, (TSFR1M + 3.750%) 7 .423% 08/25/32 $ 2,016,900
4,477,500 (i) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7 .661 06/30/28 4,480,298
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,497,198
INSURANCE - 0.5%
2,984,655 (i) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8 .023 08/21/28 2,988,147
TOTAL INSURANCE 2,988,147
MATERIALS - 0.5%
1,500,000 (i) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6 .848 04/13/29 1,489,853
1,500,000 (e),(i) Sparta US HoldCo LLC, (TBD) TBD TBD 1,499,325
TOTAL MATERIALS 2,989,178
MEDIA & ENTERTAINMENT - 3.2%
750,066 (i) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 7 .797 04/28/28 747,254
1,507,748 (i) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8 .735 10/31/28 1,505,237
1,875,166 (i) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9 .047 05/14/29 1,871,650
1,262,687 (i) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10 .667 01/04/29 1,241,941
1,033,832 (i) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9 .532 06/30/28 1,047,401
2,002,750 (i) Radiate Holdco, LLC, FLFO Term Loan, (TSFR1M + 3.500%),
(cash 7.287%, PIK 1.500%)
4 .394 09/25/29 1,744,896
4,939,975 (i) WideOpenWest Finance LLC, Super Priority First Out New
Money Term Loan, (TSFR3M + 7.000%)
10 .929 12/20/28 5,028,475
1,300,000 (i) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6 .929 12/11/28 1,210,625
2,984,655 (i) X Corp., Term Loan, (TSFR3M + 6.500%) 10 .448 10/29/29 2,996,160
TOTAL MEDIA & ENTERTAINMENT 17,393,639
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
2,493,734 (i) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
9 .923 10/08/30 2,437,625
1,439,000 (i) Genmab AS, Term Loan B, (TSFR3M + 3.000%) 6 .706 12/13/32 1,446,641
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,884,266
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
1,492,208 (i) U.S. Anesthesia Partners, Inc., Term Loan, (TSFR1M + 4.000%) 7 .786 10/02/28 1,495,006
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,495,006
SOFTWARE & SERVICES - 0.3%
700,000 (e),(i) Asurion LLC, Second Lien Term Loan B4, (TBD) TBD TBD 701,589
1,000,000 X Corp, (TSFR3M + 6.500%) 10 .448 10/29/29 1,050,750
TOTAL SOFTWARE & SERVICES 1,752,339
TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
1,492,366 (i) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .292 05/30/30 1,494,516
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,494,516
TELECOMMUNICATION SERVICES - 0.9%
1,500,000 (i) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7 .920 04/03/31 1,362,660
1,800,000 (i) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5 .923 09/20/30 1,738,683
2,430,000 (i) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6 .684 12/07/26 1,918,400
TOTAL TELECOMMUNICATION SERVICES 5,019,743
UTILITIES - 0.5%
2,488,731 (i) Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%) 8 .172 02/19/32 2,484,077
TOTAL UTILITIES 2,484,077
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $54,965,271) 55,085,860
TOTAL LONG-TERM INVESTMENTS
(Cost $512,210,650) 521,905,864

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.4%
12,769,191 (j) State Street Navigator Securities Lending Government Money
Market Portfolio
3 .700% (k) $ 12,769,191
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $12,769,191) 12,769,191
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  3.1%
INVESTMENT COMPANIES - 3.1% –
17,002,700 BlackRock Liquidity Funds T-Fund 4.517(l) 17,002,700
TOTAL INVESTMENT COMPANIES
(Cost $17,002,700) 17,002,700
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,002,700) 17,002,700
TOTAL INVESTMENTS - 101 .1%
(Cost $ 541,982,541 ) 551,677,755
OTHER ASSETS & LIABILITIES, NET -  (1.1)% (5,770,733)
NET ASSETS - 100% $ 545,907,022
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $415,799,081 or 75.4% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $12,258,483.
(e) When-issued or delayed delivery security.
(f) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
3.0% of Total Investments.
(g) Perpetual security. Maturity date is not applicable.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.5% of Total Investments.
(i) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

Portfolio of Investments February 28, 2026
Preferred Securities and Income
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.5%
5275864486 CORPORATE BONDS - 87.2% (a) 5275864486
AUTOMOBILES & COMPONENTS - 1.0%
$ 43,118,000 (b),(c),(d) General Motors Financial Co Inc 5.750 % N/A $ 43,195,414
16,979,000 (b),(c),(d) General Motors Financial Co Inc 5.700 N/A 17,070,992
TOTAL AUTOMOBILES & COMPONENTS 60,266,406
BANKS - 51.4%
44,883,000 (c),(e) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 49,999,168
21,382,000 (c),(e) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 21,637,707
52,800,000 (b),(c),(e) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 56,686,027
27,655,400 (c),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 30,425,503
10,700,000 (c),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 11,050,179
16,450,000 (c),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 16,920,848
78,000,000 (c),(e) Banco Santander SA 9.625 N/A 94,052,790
85,000,000 (c),(e) Banco Santander SA 8.000 N/A 93,757,380
6,780,000 (c),(d) Bank of America Corp 4.375 N/A 6,736,033
44,789,000 (c),(d) Bank of America Corp 6.250 N/A 46,086,185
70,396,000 (c),(d) Bank of America Corp 6.625 N/A 73,698,206
37,542,000 (d) Bank of Montreal 7.700 05/26/84 39,765,613
29,666,000 (d) Bank of Montreal 6.875 11/26/85 30,598,135
79,372,000 (d) Bank of Montreal 7.300 11/26/84 84,511,258
15,255,000 (d) Bank of Nova Scotia/The 8.000 01/27/84 16,323,582
51,320,000 (d) Bank of Nova Scotia/The 6.875 10/27/85 52,987,643
31,020,000 (c),(e) Barclays PLC 8.000 N/A 33,076,820
32,101,000 (b),(c),(e) Barclays PLC 7.625 N/A 34,084,200
96,433,000 (c),(e) Barclays PLC 9.625 N/A 109,327,828
32,326,000 (b),(c),(e),(f) BNP Paribas SA 7.375 N/A 33,956,329
64,127,000 (c),(e),(f) BNP Paribas SA 8.000 N/A 70,041,113
38,013,000 (c),(e),(f) BNP Paribas SA 8.500 N/A 40,635,099
24,811,000 (c),(e),(f) BNP Paribas SA 9.250 N/A 26,504,500
42,213,000 (b),(c),(e),(f) BNP Paribas SA 7.450 N/A 44,595,966
47,866,000 (c),(e),(f) BNP Paribas SA 7.750 N/A 50,948,858
22,350,000 (d) Canadian Imperial Bank of Commerce 6.500 07/28/86 22,417,058
41,102,000 (d) Canadian Imperial Bank of Commerce 7.000 10/28/85 42,613,444
41,168,000 (d) Canadian Imperial Bank of Commerce 6.950 01/28/85 42,570,923
62,359,000 (c),(d) Citigroup Inc 6.625 N/A 64,465,558
24,862,000 (c),(d) Citigroup Inc 6.875 N/A 25,491,506
13,777,000 (c),(d) Citigroup Inc 6.250 N/A 13,840,539
9,885,000 (c),(d) Citigroup Inc 7.375 N/A 10,311,956
22,271,000 (c),(d) Citigroup Inc 7.625 N/A 23,603,452
34,157,000 (c),(d) Citigroup Inc 7.125 N/A 35,304,539
33,224,000 (c),(d) Citigroup Inc 7.000 N/A 35,032,482
12,000,000 (c),(d) Citigroup Inc 6.950 N/A 12,337,032
3,846,000 (c),(d),(g) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.068 N/A 3,847,761
16,865,000 (c),(d) Citizens Financial Group Inc 4.000 N/A 16,770,043
65,935,000 (c),(e),(f) Credit Agricole SA 6.700 N/A 67,692,629
46,064,000 (c),(e),(f) Credit Agricole SA 7.125 N/A 48,458,341
7,016,000 (c),(d),(g) Fifth Third Bancorp (TSFR3M + 3.295%) 6.967 N/A 7,038,802
20,174,000 (c),(d),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7.957 N/A 20,601,951
22,326,000 (c),(d) First Citizens BancShares Inc/NC 7.000 N/A 22,985,957
53,510,000 (c),(e) HSBC Holdings PLC 8.000 N/A 56,438,709
44,378,000 (b),(c),(e) HSBC Holdings PLC 6.875 N/A 46,092,411
61,624,000 (b),(c),(e) HSBC Holdings PLC 6.950 N/A 64,962,665
14,612,000 (c),(e) HSBC Holdings PLC 6.950 N/A 15,261,708
26,515,000 (c),(d) Huntington Bancshares Inc/OH 5.625 N/A 27,172,333
24,345,000 (c),(d) Huntington Bancshares Inc/OH 6.250 N/A 24,525,202
43,158,000 (c),(e) ING Groep NV 7.000 N/A 44,862,656
33,907,000 (c),(e) ING Groep NV, Reg S 7.500 N/A 35,287,663
40,809,000 (c),(d) JPMorgan Chase & Co 6.500 N/A 42,746,760
73,116,000 (c),(d) JPMorgan Chase & Co 6.875 N/A 77,608,320
6,491,000 (c),(d) KeyCorp 5.000 N/A 6,472,177
37,007,000 (c),(e) Lloyds Banking Group PLC 8.000 N/A 40,205,293

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 58,896,000 (b),(c),(e) Lloyds Banking Group PLC 6.750 % N/A $ 61,030,921
5,323,000 (b),(c),(d) M&T Bank Corp 5.125 N/A 5,328,142
14,785,000 (c),(d) M&T Bank Corp 3.500 N/A 14,611,028
89,103,000 (c),(e) NatWest Group PLC 8.125 N/A 100,488,760
71,624,000 (c),(e) NatWest Group PLC 7.300 N/A 76,037,972
10,190,000 (b),(c),(e),(f) Nordea Bank Abp 6.300 N/A 10,459,108
56,602,000 (c),(e),(f) Nordea Bank Abp 6.750 N/A 58,472,713
16,330,000 (c),(d) PNC Financial Services Group Inc/The 3.400 N/A 16,139,973
14,835,000 (c),(d) PNC Financial Services Group Inc/The 6.000 N/A 14,957,478
6,555,000 (c),(d) PNC Financial Services Group Inc/The 6.200 N/A 6,658,340
45,844,000 (c),(d) PNC Financial Services Group Inc/The 6.250 N/A 47,543,483
60,763,000 (d) Royal Bank of Canada 6.500 05/24/86 60,688,012
49,105,000 (d) Royal Bank of Canada 6.750 08/24/85 50,949,040
45,240,000 (c),(e),(f) Societe Generale SA 9.375 N/A 48,188,834
39,975,000 (b),(c),(e),(f) Societe Generale SA 8.500 N/A 44,463,073
37,290,000 (b),(c),(e),(f) Societe Generale SA 7.125 N/A 37,060,399
54,126,000 (b),(c),(e),(f) Societe Generale SA 10.000 N/A 59,744,496
25,875,000 (c),(e),(f) Standard Chartered PLC 7.750 N/A 26,835,868
23,016,000 (d) Toronto-Dominion Bank/The 6.350 10/31/85 23,388,445
20,719,000 (d) Toronto-Dominion Bank/The 8.125 10/31/82 21,677,689
48,536,000 (c),(d) Truist Financial Corp 6.669 N/A 48,717,282
12,384,000 (c),(d) Truist Financial Corp 5.100 N/A 12,523,382
2,988,000 (c),(d) US Bancorp 5.300 N/A 2,997,893
6,580,000 (d) Wells Fargo & Co 7.950 11/15/29 7,426,632
14,036,000 (c),(d) Wells Fargo & Co 3.900 N/A 14,028,910
24,750,000 (b),(c),(d) Wells Fargo & Co 7.625 N/A 26,412,037
44,179,000 (b),(c),(d) Wells Fargo & Co 6.850 N/A 46,593,294
TOTAL BANKS 3,108,850,044
CAPITAL GOODS - 1.6%
11,955,000 (c),(d) Air Lease Corp 4.650 N/A 11,880,584
5,586,000 (c),(d) Air Lease Corp 4.125 N/A 5,538,539
27,383,000 (c),(d) Air Lease Corp 6.000 N/A 26,696,032
18,714,000 (d),(f) ILFC E-Capital Trust I 6.270 12/21/65 16,257,550
44,663,000 (d),(f) ILFC E-Capital Trust II 6.600 12/21/65 39,473,722
TOTAL CAPITAL GOODS 99,846,427
ENERGY - 4.5%
4,735,000 (d) Enbridge Inc 5.500 07/15/77 4,755,484
8,721,000 (d) Enbridge Inc 5.750 07/15/80 8,875,894
14,880,000 (d) Enbridge Inc 7.625 01/15/83 16,349,936
62,532,000 (d) Enbridge Inc 8.500 01/15/84 72,169,369
2,874,000 (c),(d) Energy Transfer LP 6.625 N/A 2,911,095
48,683,000 (c),(d) Energy Transfer LP 7.125 N/A 50,501,115
11,442,000 (c),(d) Energy Transfer LP 6.500 N/A 11,491,833
5,335,000 (d) Energy Transfer LP 8.000 05/15/54 5,723,463
24,656,000 (d) Energy Transfer LP 6.750 02/15/56 25,201,908
8,380,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 8,894,850
20,460,000 (c),(d),(f) Sunoco LP 7.875 N/A 21,150,525
4,125,000 (d) Transcanada Trust 5.875 08/15/76 4,133,997
31,347,000 (d) Transcanada Trust 5.600 03/07/82 31,496,556
11,570,000 (c),(d),(f) Venture Global LNG Inc 9.000 N/A 10,118,844
TOTAL ENERGY 273,774,869
FINANCIAL SERVICES - 11.3%
17,895,000 (d) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 18,912,775
20,600,000 (d) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.500 01/31/56 21,355,629
12,807,000 (c),(d) Ally Financial Inc 4.700 N/A 12,772,343
12,289,000 (c),(d) Ally Financial Inc 4.700 N/A 11,615,317
8,295,000 (c),(d),(f) Capital Farm Credit ACA 5.000 N/A 8,270,115
10,975,000 (c),(d) Charles Schwab Corp/The 4.000 N/A 10,937,761
3,955,000 (d) Citigroup Capital III 7.625 12/01/36 4,606,293
18,836,000 (c),(d),(f) Compeer Financial ACA 7.875 N/A 19,353,990
6,700,000 (c),(d),(f) Compeer Financial ACA 4.875 N/A 6,574,375

Portfolio of Investments February 28, 2026
(continued)
Preferred Securities and Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 14,755,000 (c),(d) Corebridge Financial Inc 6.875 % N/A $ 15,132,418
36,075,000 (h) Credit Suisse Group AG 7.500 01/17/72 12,265,500
61,301,000 (h) Credit Suisse Group AG 7.500 06/11/72 20,842,340
8,421,000 (h) Credit Suisse Group AG 5.250 02/11/72 2,863,140
12,260,000 (h) Credit Suisse Group AG 6.380 02/21/72 4,168,400
62,450,000 (h) Credit Suisse Group AG 7.250 03/12/72 21,233,000
49,069,000 (h) Credit Suisse Group AG 0.000 01/17/72 16,683,460
32,600,000 (b),(c),(e) Deutsche Bank AG, Reg S 8.130 N/A 35,005,554
36,992,000 (c),(d) Goldman Sachs Group Inc/The 6.850 N/A 38,737,578
33,489,000 (b),(c),(d) Goldman Sachs Group Inc/The 6.125 N/A 34,507,635
45,460,000 (c),(d) Goldman Sachs Group Inc/The 7.500 N/A 48,394,443
20,175,000 (c),(d) Goldman Sachs Group Inc/The 7.500 N/A 21,568,386
22,200,000 (c),(e) Julius Baer Group Ltd, Reg S 7.500 N/A 23,232,922
11,629,000 (c),(e) Nomura Holdings Inc 7.000 N/A 12,169,144
30,495,000 (c),(d) State Street Corp 6.700 N/A 31,926,679
23,334,000 (c),(e),(f) UBS Group AG 7.000 N/A 23,701,658
107,094,000 (c),(e),(f) UBS Group AG 9.250 N/A 125,245,683
29,805,000 (c),(e),(f) UBS Group AG 9.250 N/A 32,489,561
18,420,000 (c),(e),(f) UBS Group AG 7.750 N/A 19,749,663
26,248,000 (c),(d) Voya Financial Inc 7.758 N/A 27,599,798
TOTAL FINANCIAL SERVICES 681,915,560
FOOD, BEVERAGE & TOBACCO - 2.6%
13,835,000 (c),(d),(f) Dairy Farmers of America Inc 7.125 N/A 13,868,550
39,310,000 (c),(d),(f) Land O' Lakes Inc 8.000 N/A 39,285,455
65,313,000 (c),(d),(f) Land O' Lakes Inc 7.250 N/A 60,414,525
46,071,000 (c),(d),(f) Land O' Lakes Inc 7.000 N/A 41,118,367
TOTAL FOOD, BEVERAGE & TOBACCO 154,686,897
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
7,648,000 (d) CVS Health Corp 6.750 12/10/54 7,956,444
4,343,000 (d) CVS Health Corp 7.000 03/10/55 4,568,093
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,524,537
INSURANCE - 9.4%
19,306,000 (d) American National Group Inc 7.000 12/01/55 19,143,652
51,650,000 (d) Assurant Inc 7.000 03/27/48 53,196,284
64,240,000 (d),(f) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 60,841,432
19,875,000 (d) AXIS Specialty Finance LLC 4.900 01/15/40 19,571,457
25,597,000 (d) Corebridge Financial Inc 6.375 09/15/54 25,604,628
14,288,000 (d) Enstar Finance LLC 5.500 01/15/42 14,188,495
9,883,000 (d),(f) Enstar Group Ltd 7.500 04/01/45 10,295,338
5,830,000 (d),(f) Fidelis Insurance Holdings Ltd 6.625 04/01/41 5,822,895
9,614,000 (b),(d) MetLife Inc 5.850 03/15/56 9,546,170
24,448,000 (d),(f) MetLife Inc 9.250 04/08/38 29,132,041
11,023,000 (d) MetLife Inc 6.350 03/15/55 11,449,083
14,051,000 (d) PartnerRe Finance B LLC 4.500 10/01/50 13,580,283
49,816,000 (c),(e) Phoenix Group Holdings PLC, Reg S 8.500 N/A 54,177,391
21,542,000 (d) Provident Financing Trust I 7.405 03/15/38 23,523,172
5,234,000 (d) Prudential Financial Inc 5.125 03/01/52 5,143,462
13,400,000 (d) Prudential Financial Inc 6.500 03/15/54 14,121,268
12,672,000 (d) Reinsurance Group of America Inc 6.650 09/15/55 13,118,384
26,530,000 (c),(d) RLGH Finance Bermuda Ltd, Reg S 6.875 N/A 27,133,138
94,664,000 (c),(d),(f) SBL Holdings Inc 9.508 N/A 94,156,851
70,600,000 (b),(c),(d),(f) SBL Holdings Inc 6.500 N/A 63,722,087
TOTAL INSURANCE 567,467,511
MATERIALS - 0.1%
5,000,000 (c),(d),(f) Cemex SAB de CV 7.200 N/A 5,265,000
TOTAL MATERIALS 5,265,000
MEDIA & ENTERTAINMENT - 0.2%
9,267,000 (c),(d),(f) Farm Credit Bank of Texas 7.750 N/A 9,711,319
TOTAL MEDIA & ENTERTAINMENT 9,711,319

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.3%
$ 14,843,000 (d) Bell Telephone Co of Canada or Bell Canada 7.000% 09/15/55 $ 15,710,485
17,730,000 (d) Rogers Communications Inc 7.125 04/15/55 18,777,325
13,396,000 (d) TELUS Corp 7.000 10/15/55 14,136,196
22,509,000 (d) Vodafone Group PLC 7.000 04/04/79 23,832,079
9,350,000 (d) Vodafone Group PLC 4.125 06/04/81 8,837,717
TOTAL TELECOMMUNICATION SERVICES 81,293,802
UTILITIES - 3.6%
5,575,000 (d),(f) AES Andes SA 8.150 06/10/55 5,993,014
9,618,000 (d) AES Corp/The 7.600 01/15/55 9,667,465
7,093,000 (d),(f) AltaGas Ltd 7.200 10/15/54 7,410,852
11,494,000 (d) American Electric Power Co Inc 3.875 02/15/62 11,326,796
10,244,000 (d) CMS Energy Corp 6.500 06/01/55 10,705,830
6,574,000 (d) Dominion Energy Inc 7.000 06/01/54 7,136,610
8,455,000 (b),(d) Duke Energy Corp 6.450 09/01/54 8,909,118
35,009,000 (d) Emera Inc 6.750 06/15/76 35,184,290
18,153,000 (d) Entergy Corp 7.125 12/01/54 18,991,759
11,121,000 (d) EUSHI Finance Inc 7.625 12/15/54 11,740,273
15,071,000 (d) NextEra Energy Capital Holdings Inc 6.750 06/15/54 16,034,216
10,443,000 (d) PG&E Corp 7.375 03/15/55 10,803,315
11,762,000 (d) Sempra 4.125 04/01/52 11,609,416
14,485,000 (d) Sempra 6.550 04/01/55 14,787,432
10,983,000 (d) Sempra 6.375 04/01/56 11,245,735
3,395,000 (c),(d),(f) Vistra Corp 8.000 N/A 3,450,902
5,900,000 (c),(d),(f) Vistra Corp 7.000 N/A 5,970,641
17,517,000 (c),(d),(f) Vistra Corp 8.875 N/A 19,294,450
TOTAL UTILITIES 220,262,114
TOTAL CORPORATE BONDS
(Cost $5,177,771,935) 5,275,864,486
SHARES DESCRIPTION VALUE
75,062,294 EXCHANGE-TRADED FUNDS - 1.2% 75,062,294
2,847,000 (i) Nuveen Preferred And Income ETF 75,062,294
TOTAL EXCHANGE-TRADED FUNDS
(Cost $74,903,375) 75,062,294
SHARES DESCRIPTION RATE VALUE
508349004 PREFERRED STOCK - 8.4% 508349004
BANKS - 1.3%
486,433 Fifth Third Bancorp 7.973 12,520,785
280,000 (g) Huntington Bancshares, Inc (TSFR3M + 2.962%) 6.634 6,971,104
285,287 KeyCorp 6.125 7,214,908
1,355,330 KeyCorp 6.200 34,696,448
217,680 KeyCorp 5.625 4,812,905
219,879 KeyCorp 5.650 4,797,760
41,404 (j) Pinnacle Financial Partners, Inc 8.397 1,082,715
302,269 Regions Financial Corp 5.700 7,417,681
TOTAL BANKS 79,514,306
FINANCIAL SERVICES - 2.4%
680,940 Bank of New York Mellon Corp 6.150 17,575,061
558,300 Equitable Holdings, Inc 5.250 11,489,814
518,768 Morgan Stanley 6.375 13,140,394
1,344,835 Morgan Stanley 5.850 33,392,253
870,125 Morgan Stanley 6.625 22,971,300
242,300 Morgan Stanley 6.500 6,253,763
322,188 Morgan Stanley 6.875 8,177,131
350,835 (b) Synchrony Financial 5.625 6,925,483
1,058,054 Voya Financial, Inc 5.350 25,467,360
TOTAL FINANCIAL SERVICES 145,392,559

Portfolio of Investments February 28, 2026
(continued)
Preferred Securities and Income

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
FOOD, BEVERAGE & TOBACCO - 0.9%
193,870 CHS, Inc 7.875% $ 5,050,313
1,451,502 CHS, Inc 7.100 36,868,151
528,896 CHS, Inc 6.750 13,296,445
44,881 CHS, Inc 7.500 1,146,710
TOTAL FOOD, BEVERAGE & TOBACCO 56,361,619
INSURANCE - 3.7%
504,425 (b) American National Group, Inc 7.375 12,570,271
603,290 Aspen Insurance Holdings Ltd 5.625 12,457,938
526,750 (b) Aspen Insurance Holdings Ltd 7.125 13,147,680
191,504 Assurant, Inc 5.250 3,929,662
540,503 Athene Holding Ltd 7.750 13,880,117
1,006,376 Athene Holding Ltd 6.350 24,535,447
1,450,528 Delphi Financial Group, Inc 7.104 34,812,672
2,729,044 Enstar Group Ltd 7.000 64,132,534
78,593 Enstar Group Ltd 7.000 1,729,046
23,571 PartnerRe Ltd 4.875 404,950
853,330 Reinsurance Group of America, Inc 5.750 21,358,850
556,200 (b) Reinsurance Group of America, Inc 7.125 14,238,720
221,929 Selective Insurance Group, Inc 4.600 3,748,381
TOTAL INSURANCE 220,946,268
TELECOMMUNICATION SERVICES - 0.1%
314,900 AT&T, Inc 4.750 6,134,252
TOTAL TELECOMMUNICATION SERVICES 6,134,252
TOTAL PREFERRED STOCK
(Cost $524,720,186) 508,349,004
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
100732455 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7% 100732455
$ 18,191,000 (c) CoBank ACB 6.250 N/A 18,226,709
33,000,000 (c) CoBank ACB 6.450 N/A 33,330,001
7,057,000 (c) CoBank ACB 7.250 N/A 7,215,027
17,887,000 (c) CoBank ACB 7.125 N/A 18,599,564
22,524,000 (c) Farm Credit Bank of Texas 7.000 N/A 23,361,154
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $98,965,920) 100,732,455
TOTAL LONG-TERM INVESTMENTS
(Cost $5,876,361,416) 5,960,008,239
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.1%
190,584,692 (k) State Street Navigator Securities Lending Government Money
Market Portfolio
3.700 (l) 190,584,692
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $190,584,692) 190,584,692
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
32578703 REPURCHASE AGREEMENTS - 0.5% 32578703
7,203,703 (m) Fixed Income Clearing Corporation 1.060 03/02/26 7,203,703
25,375,000 (n) Fixed Income Clearing Corporation 3.640 03/02/26 25,375,000
TOTAL REPURCHASE AGREEMENTS
(Cost $32,578,703) 32,578,703
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,578,703) 32,578,703
TOTAL INVESTMENTS - 102.1%
(Cost $6,099,524,811 ) 6,183,171,634
OTHER ASSETS & LIABILITIES, NET -  (2.1)% (129,526,860)
NET ASSETS - 100% $ 6,053,644,774

See Notes to Financial Statements
Investments in Derivatives
ETF Exchange-Traded Fund
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $182,757,946.
(c) Perpetual security. Maturity date is not applicable.
(d) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
50.3% of Total Investments.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 33.7% of Total Investments.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $1,524,593,261 or 24.7% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Affiliated holding
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 1.060% dated 2/27/26 to be repurchased at $7,204,339 on 3/2/26, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $7,347,795.
(n) Agreement with Fixed Income Clearing Corporation, 3.640% dated 2/27/26 to be repurchased at $25,382,697 on 3/2/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 8/31/30, valued at $25,882,590.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 2,070 6/26 $ 234,592,322 $ 235,591,875 $ 999,553
U.S. Treasury Long Bond 523 6/26 61,516,309 61,959,156 442,847
U.S. Treasury Ultra Bond 517 6/26 62,312,723 62,863,969 551,246
Total $358,421,354 $360,415,000 $1,993,646

Portfolio of Investments February 28, 2026
Strategic Income
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.7%
ASSET-BACKED SECURITIES - 10.9% –
$ 959,011 (a) Aaset 2021-2 Trust, Series 2021 2A 2.798% 01/15/47 $ 920,053
2,000,000 (a) Adams Outdoor Advertising LP, Series 2023 1 6.967 07/15/53 2,029,428
2,200,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 5.060 09/15/29 2,203,979
1,900,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 5.500 09/15/29 1,904,027
644,891 (a) Alterna Funding III LLC, Series 2024 1A 6.260 05/16/39 645,901
693,132 (a) Alterna Funding III LLC, Series 2024 1A 7.136 05/16/39 694,137
3,000,000 (a) Applebee's Funding LLC / IHOP Funding LLC 6.720 06/07/55 3,037,437
850,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 2.130 08/20/27 844,776
2,400,000 (a) Blue Stream Issuer LLC, Series 2024 1A 5.408 11/20/54 2,433,855
2,412,875 (a) Bojangles Issuer LLC, Series 2024 1A 6.584 11/20/54 2,446,575
997,500 (a) Cajun Global LLC, Series 2025 2A 5.912 11/20/55 1,016,773
1,000,000 (a),(b) CARLYLE US CLO 2021-2 Ltd, Series 2021 2A, (TSFR3M +
2.850%)
6.518 04/20/38 974,810
1,461,250 (a) Cars Net Lease Mortgage Notes, Series 2020 1A 3.100 12/15/50 1,415,212
1,250,000 (a) Cars Net Lease Mortgage Notes, Series 2020 1A 4.690 12/15/50 1,191,649
1,150,000 (a) CARS-DB4 LP, Series 2020 1A 4.520 02/15/50 1,135,923
625,078 (a) CARS-DB5 LP, Series 2021 1A 1.920 08/15/51 616,396
238,325 Carvana Auto Receivables Trust 2021-N4, Series 2021 N4 2.300 09/11/28 233,742
500,000 (a) Carvana Auto Receivables Trust 2024-N3, Series 2024 N3 4.900 12/10/30 505,483
2,760,000 (a) Centersquare Issuer LLC, Series 2024 1A 5.600 10/26/54 2,714,608
2,240,000 (a) Centersquare Issuer LLC, Series 2024 1A 5.200 10/26/54 2,212,933
674,589 (a) CF Hippolyta Issuer LLC, Series 2020 1 2.600 07/15/60 429,715
1,349,178 (a) CF Hippolyta Issuer LLC, Series 2020 1 2.280 07/15/60 870,638
2,125,000 (a),(b) CIFC Funding 2020-I Ltd, Series 2020 1A, (TSFR3M + 3.362%) 7.034 07/15/36 2,128,408
1,500,000 (a) Compass Datacenters Issuer III LLC, Series 2025 1A 5.656 02/25/50 1,519,086
1,000,000 (a) Concord Music Royalties LLC, Series 2024 1A 5.644 10/20/74 1,008,905
2,500,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
6.000 05/20/55 2,562,909
3,000,000 (a) Crescendo Royalty Funding LP, Series 2021 1 3.567 12/20/51 2,966,610
1,000,000 (a) CyrusOne Data Centers Issuer I LLC, Series 2023 2A 5.560 11/20/48 1,006,029
2,175,000 (a) DataBank Issuer, Series 2026 1A 5.811 02/25/56 2,199,914
1,149,000 (a) DB Master Finance LLC, Series 2021 1A 2.045 11/20/51 1,131,564
1,149,000 (a) DB Master Finance LLC, Series 2021 1A 2.493 11/20/51 1,094,615
972,500 (a) Domino's Pizza Master Issuer LLC, Series 2021 1A 2.662 04/25/51 933,738
1,440,000 (a) Domino's Pizza Master Issuer LLC, Series 2019 1A 3.668 10/25/49 1,408,418
1,500,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 3.600%) 7.268 04/18/37 1,497,402
3,860,000 (a) EWC Master Issuer LLC, Series 2022 1A 5.500 03/15/52 3,829,106
2,000,000 (a) Flexential Issuer LLC, Series 2025 1A 6.030 10/25/60 2,032,828
1,807,139 (a),(b) FNA 8 LLC, Series 2025 1 5.623 03/15/45 1,825,147
2,850,000 (a) Hardee's Funding LLC, Series 2020 1A 3.981 12/20/50 2,761,090
1,500,000 (a) Hertz Vehicle Financing III LLC, Series 2024 2A 6.210 01/27/31 1,562,133
1,000,000 (a) Hertz Vehicle Financing III LLC, Series 2024 1A 6.120 01/25/29 1,022,868
1,000,000 (a) Hertz Vehicle Financing III LLC, Series 2025 6A 5.140 05/25/32 1,010,379
6,150,000 (a) HI-FI Music IP Issuer LP, Series 2022 1A 3.939 02/01/62 6,101,032
1,172,462 (a) Hin Timeshare Trust, Series 2025 B 7.580 05/15/45 1,191,851
576,205 (a) Horizon Aircraft Finance II Ltd, Series 2019 1 3.721 07/15/39 571,872
464,899 (a) Horizon Aircraft Finance III Ltd, Series 2019 2 3.425 11/15/39 455,593
2,787,600 (a) Horizon Aircraft Finance IV Ltd, Series 2024 1 5.375 09/15/49 2,842,547
1,100,000 (a) Hotwire Funding LLC, Series 2021 1 2.658 11/20/51 1,082,277
1,000,000 (a) Hotwire Funding LLC, Series 2024 1A 6.672 06/20/54 1,021,620
1,166,943 (a),(c) Industrial DPR Funding Ltd, Series 2022 1A 5.380 04/15/34 1,053,283
2,920,000 (a) Jersey Mike's Funding LLC, Series 2026 1A 4.952 02/15/56 2,957,799
1,311,314 (a),(c) Jonah Energy Abs I LLC, Series 2022 1 7.200 12/10/37 1,325,042
2,000,000 (a),(d) LIGHTPATH FIBER ISSUER LLC, Series 2026 1A 6.170 03/25/56 2,026,641
2,500,000 (a) Lmdv Issuer Co LLC, Series 2025 1A 5.310 12/15/55 2,539,125
2,000,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 5.520 09/15/55 2,036,937
764,773 (a) Lunar 2021-1 Structured Aircraft Portfolio Notes, Series 2021 1 5.682 10/15/46 747,175
1,458,059 (a) LUNAR AIRCRAFT 2020-1 LTD, Series 2020 1A 3.376 02/15/45 1,431,455
3,699,344 (a) Lyra Music Assets Delaware LP, Series 2024 2A 5.760 12/22/64 3,751,954
101,356 (a) MAPS 2021-1 Trust, Series 2021 1A 2.521 06/15/46 97,969

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 1,984,244 (a) Maritime Partners, LLC, Series 2025 1A 5.547 11/15/65 $ 2,005,916
2,000,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 4A 5.163 12/20/55 2,032,202
2,500,000 (a) Mission Lane Credit Card Master Trust, Series 2025 A 12.250 05/15/30 2,490,416
200,033 (a) MVW 2019-2 LLC, Series 2019 2A 2.680 10/20/38 199,689
1,000,000 (a),(b),(d) Neuberger Berman Loan Advisers Clo 51 Ltd, Series 2022 51A,
(TSFR3M + 2.800%)
0.000 10/23/36 1,001,895
1,000,000 (a) Oak Street Investment Grade Net Lease Fund, Series 2021 1A 4.230 01/20/51 451,296
3,000,000 (a) OHS Issuer LLC, Series 2026 1 6.000 02/25/61 3,005,902
98,381 (a) Oportun Issuance Trust 2021-C, Series 2021 C 5.570 10/08/31 97,573
173,431 (a) Oportun Issuance Trust 2021-C, Series 2021 C 3.610 10/08/31 171,619
3,330,000 (a) Oportun Issuance Trust 2025-B, Series 2025 B 6.450 05/09/33 3,353,203
1,000,000 (a) Planet Fitness Master Issuer LLC, Series 2025 1A 5.274 12/06/55 1,015,828
3,000,000 (a) QTS Issuer ABS II LLC, Series 2026 1A 5.364 01/05/56 3,047,342
1,000,000 (a) Sotheby's Artfi Master Trust, Series 2026 1A 6.800 06/20/33 1,009,358
505,797 (a) Start II LTD, Series 2019 1 5.095 03/15/44 505,874
1,481,250 (a) Subway Funding LLC, Series 2024 1A 6.028 07/30/54 1,497,781
4,000,000 (a) Summit Issuer LLC, Series 2025 1A 5.208 11/20/55 4,063,552
2,583,975 (a) Taco Bell Funding LLC, Series 2021 1A 2.294 08/25/51 2,427,761
1,500,000 (a) Uniti Fiber Abs Issuer LLC, Series 2025 1A 5.877 04/20/55 1,540,624
1,250,000 (a) UNITK 2026-1A A2, Series 2026 1A 7.653 02/25/56 1,279,195
2,025,000 (a) UNITK 2026-1A A2, Series 2026 1A 5.219 02/25/56 2,057,638
2,155,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 3.156 02/15/52 2,114,330
3,000,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 4.288 02/15/52 2,974,311
383,936 (a) Vivint Solar Financing V LLC, Series 2018 1A 7.370 04/30/48 376,319
1,379,588 (a) Wendy's Funding LLC, Series 2018 1A 3.884 03/15/48 1,365,135
830,136 (a) Wendy's Funding LLC, Series 2021 1A 2.370 06/15/51 782,686
1,985,535 (a) Willis Engine Structured Trust IX, Series 2025 B 5.159 12/15/50 2,006,958
804,930 (a) Willis Engine Structured Trust VI, Series 2021 A 3.104 05/15/46 768,101
467,827 (a) Willis Engine Structured Trust VII, Series 2023 A 8.000 10/15/48 479,576
1,464,492 (a) Willis Engine Structured Trust VIII, Series 2025 A 6.070 06/15/50 1,498,923
620,750 (a) Zaxbys Funding LLC, Series 2021 1A 3.238 07/30/51 595,287
4,500,000 (a) Zayo Issuer LLC, Series 2025 1A 5.648 03/20/55 4,602,075
1,500,000 (a) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 1,578,272
TOTAL ASSET-BACKED SECURITIES
(Cost $147,240,523) 147,610,008
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
445406962 CORPORATE BONDS - 32.7% (e) 445406962
AUTOMOBILES & COMPONENTS - 0.1%
1,500,000 (a) Ford Otomotiv Sanayi AS 7.125 04/25/29 1,558,626
TOTAL AUTOMOBILES & COMPONENTS 1,558,626
BANKS - 9.1%
2,975,000 (a),(f),(g) Akbank TAS 0.000 N/A 2,978,995
1,600,000 (f),(g) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 1,782,382
1,500,000 (a),(h) Banco Bradesco SA/Cayman Islands 6.500 01/22/30 1,585,800
800,000 (a),(f),(g) Banco de Credito e Inversiones SA 8.750 N/A 863,440
1,325,000 (a) Banco Internacional del Peru SAA Interbank 4.800 07/15/31 1,328,445
500,000 (a),(f),(g) Banco Mercantil del Norte SA/Grand Cayman 8.375 N/A 534,375
1,050,000 (a),(f),(g) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 1,084,363
1,500,000 (a),(f),(g) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 1,650,248
1,775,000 (a) Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand
5.621 12/10/29 1,853,987
2,200,000 (f),(g) Banco Santander SA 9.625 N/A 2,652,771
500,000 (a),(g) Bangkok Bank PCL/Hong Kong 3.466 09/23/36 460,256
950,000 (a) Bank Hapoalim BM, Reg S 5.252 01/14/33 961,302
1,000,000 (a),(g) Bank Hapoalim BM, Reg S 3.255 01/21/32 986,491
4,800,000 (f),(i) Bank of America Corp 6.625 N/A 5,025,163
5,000,000 (i) Bank of Montreal 7.300 11/26/84 5,323,745
3,340,000 (f),(g) Barclays PLC 8.000 N/A 3,561,463
1,100,000 (a),(g) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
7.625 02/11/35 1,174,415

Portfolio of Investments February 28, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
1,000,000 (a),(g) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
8.450% 06/29/38 $ 1,122,500
3,290,000 (a),(f),(g) BNP Paribas SA 7.450 N/A 3,475,724
2,500,000 (i) BSF Finance, Reg S 5.761 09/03/35 2,513,185
3,000,000 (i) Canadian Imperial Bank of Commerce 6.950 01/28/85 3,102,234
900,000 Citigroup Inc 5.174 09/11/36 915,711
4,000,000 (f),(i) Citigroup Inc 6.625 N/A 4,135,125
1,215,000 Citigroup Inc 4.503 09/11/31 1,224,275
3,685,000 (f),(i) Citigroup Inc 7.625 N/A 3,905,470
1,675,000 (a) Development Bank of Kazakhstan JSC 2.950 05/06/31 1,533,542
4,600,000 (f),(i) First Citizens BancShares Inc/NC 7.000 N/A 4,735,976
375,000 (a) Grupo Aval Ltd 4.375 02/04/30 354,900
1,560,000 (f),(i) Huntington Bancshares Inc/OH 5.625 N/A 1,598,674
500,000 (a),(i) Industrial Subordinated Trust 2 0 6.550 04/15/36 513,925
2,800,000 (f),(g) ING Groep NV 7.000 N/A 2,910,594
2,205,000 JPMorgan Chase & Co 5.572 04/22/36 2,331,694
2,000,000 (f),(i) JPMorgan Chase & Co 3.650 N/A 1,992,584
2,000,000 (f),(i) JPMorgan Chase & Co 6.875 N/A 2,122,882
2,000,000 (f),(g) Lloyds Banking Group PLC 6.750 N/A 2,072,498
1,700,000 (a),(g) Mizrahi Tefahot Bank Ltd, Reg S 3.077 04/07/31 1,695,180
2,400,000 (a),(g) Mizrahi Tefahot Bank Ltd, Reg S 5.837 04/15/36 2,462,643
1,550,000 Morgan Stanley Private Bank NA 4.204 11/17/28 1,555,767
10,270,000 Morgan Stanley Private Bank NA 4.465 11/19/31 10,333,210
3,000,000 (f),(g) NatWest Group PLC 8.125 N/A 3,383,346
2,000,000 (f),(i) PNC Financial Services Group Inc/The 3.400 N/A 1,976,727
2,000,000 (i) Royal Bank of Canada 6.500 05/24/86 1,997,532
CAD 4,000,000 (i) Royal Bank of Canada 3.650 11/24/81 2,883,355
4,500,000 (i) Saudi Awwal Bank, Reg S 5.947 09/04/35 4,589,706
4,775,000 (i) SNB Funding Ltd, Reg S 6.000 06/24/35 4,929,744
2,040,000 Texas Capital Bancshares Inc 5.301 02/27/32 2,046,557
CAD 4,000,000 (i) Toronto-Dominion Bank/The 3.600 10/31/81 2,883,912
2,000,000 (f),(i) Truist Financial Corp 6.669 N/A 2,007,470
1,780,000 Wells Fargo & Co 5.605 04/23/36 1,872,079
1,850,000 Wells Fargo & Co 5.150 04/23/31 1,915,185
1,440,000 (f),(i) Wells Fargo & Co 7.625 N/A 1,536,700
1,500,000 (a),(f),(g) Yapi ve Kredi Bankasi AS 8.250 N/A 1,511,933
TOTAL BANKS 123,950,180
CAPITAL GOODS - 1.3%
1,500,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 1,570,880
3,725,000 Boeing Co/The 5.805 05/01/50 3,740,049
1,225,000 Boeing Co/The 6.528 05/01/34 1,373,442
1,500,000 (a) IHS Holding Ltd 7.875 05/29/30 1,570,503
1,500,000 (a),(h) IHS Holding Ltd 8.250 11/29/31 1,597,974
2,500,000 (a) IRB Infrastructure Developers Ltd 7.110 03/11/32 2,605,951
1,275,000 (a) Sisecam UK PLC 8.625 05/02/32 1,334,160
2,000,000 (a) Sisecam UK PLC 8.375 01/23/33 2,074,775
1,200,000 (a) Sociedad Quimica y Minera de Chile SA 6.500 11/07/33 1,311,813
TOTAL CAPITAL GOODS 17,179,547
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
1,275,000 (a) Bidvest Group UK PLC/The 6.200 09/17/32 1,303,024
1,500,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 1,545,644
1,195,000 Waste Management Inc 4.950 03/15/35 1,229,176
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,077,844
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
3,500,000 (a) El Puerto de Liverpool SAB de CV 5.750 02/10/38 3,486,875
2,000,000 (a) Kohl's Corp 10.000 06/01/30 2,177,244
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,664,119
CONSUMER SERVICES - 0.2%
2,000,000 (a) Arcos Dorados BV 6.375 01/29/32 2,126,760
800,000 (h) Sands China Ltd 3.250 08/08/31 745,045
TOTAL CONSUMER SERVICES 2,871,805

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.6%
1,200,000 (a) Azule Energy Finance Plc 8.625% 01/22/33 $ 1,206,967
1,000,000 (a) CNX Resources Corp 7.250 03/01/32 1,048,595
100,000 Ecopetrol SA 5.875 05/28/45 75,245
575,000 Ecopetrol SA 6.875 04/29/30 579,009
450,000 Ecopetrol SA 4.625 11/02/31 403,048
1,000,000 Ecopetrol SA 5.875 11/02/51 721,921
1,966,901 (a) EIG Pearl Holdings Sarl 3.545 08/31/36 1,823,730
900,000 (a) Empresa Nacional del Petroleo 3.450 09/16/31 831,497
826,000 (a) Energean Israel Finance Ltd, Reg S 5.375 03/30/28 816,501
1,000,000 (a) Energean Israel Finance Ltd, Reg S 5.875 03/30/31 961,661
2,470,000 (f),(i) Energy Transfer LP 7.125 N/A 2,562,245
1,700,000 (a) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 1,511,838
1,000,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 1,056,480
2,000,000 (a) Indika Energy Tbk PT 8.750 05/07/29 1,991,244
1,000,000 (a) Kodiak Gas Services LLC 6.500 10/01/33 1,031,221
500,000 (a) Medco Laurel Tree Pte Ltd 6.950 11/12/28 502,256
500,000 (a) Medco Maple Tree Pte Ltd 8.960 04/27/29 518,550
1,210,000 ONEOK Inc 5.050 11/01/34 1,214,412
2,000,000 (a) Pan American Energy LLC/Argentina 7.750 01/15/37 2,017,500
2,000,000 Petrobras Global Finance BV 5.125 09/10/30 1,991,000
1,950,000 Petrobras Global Finance BV 6.250 01/10/36 1,977,105
200,000 (a) Petroleos del Peru SA 4.750 06/19/32 146,232
1,490,000 Petroleos Mexicanos 6.700 02/16/32 1,493,228
100,000 Petroleos Mexicanos 6.750 09/21/47 83,170
559,000 Petroleos Mexicanos 7.690 01/23/50 510,402
560,000 (a) Petronas Capital Ltd 4.950 01/03/31 583,392
2,400,000 (a) Petronas Capital Ltd 5.340 04/03/35 2,528,927
1,500,000 (a) Raizen Fuels Finance SA 5.700 01/17/35 657,750
1,575,000 (a),(h) SIERRACOL EN AND/ARA/DEV 9.000 11/14/30 1,600,594
1,993,000 (i) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 2,115,446
3,570,000 (a),(f),(i) Sunoco LP 7.875 N/A 3,690,487
1,150,000 Targa Resources Corp 5.550 08/15/35 1,191,717
1,000,000 (a) Thaioil Treasury Center Co Ltd 2.500 06/18/30 921,758
1,780,000 (i) Transcanada Trust 5.500 09/15/79 1,799,331
1,750,000 (a) Transportadora de Gas del Sur SA 7.750 11/20/35 1,771,149
2,000,000 (a),(f),(i) Venture Global LNG Inc 9.000 N/A 1,749,152
2,600,000 (a) Venture Global Plaquemines LNG LLC 6.750 01/15/36 2,769,549
TOTAL ENERGY 48,454,309
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
520,626 (a) CFE FIBRA E 5.875 09/23/40 517,607
1,440,000 (a) FIBRA Prologis 5.500 11/26/35 1,459,440
1,100,000 GLP Capital LP / GLP Financing II Inc 5.625 03/01/36 1,099,874
405,000 Healthcare Realty Holdings LP 3.500 08/01/26 403,360
3,556,000 Healthcare Realty Holdings LP 3.750 07/01/27 3,543,620
3,540,000 Healthcare Realty Holdings LP 2.400 03/15/30 3,282,936
2,100,000 Healthcare Realty Holdings LP 2.050 03/15/31 1,866,958
2,100,000 (a) Millrose Properties Inc 6.250 09/15/32 2,126,340
1,500,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 1,605,417
4,085,000 Piedmont Operating Partnership LP 9.250 07/20/28 4,499,000
560,000 (a) Trust 2401 4.869 01/15/30 553,868
290,000 (a) Trust Fibra Uno 4.869 01/15/30 285,505
1,825,000 Ventas Realty LP 5.000 01/15/35 1,842,533
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 23,086,458
FINANCIAL SERVICES - 3.7%
1,354,000 (i) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 1,431,009
1,500,000 (a) Azorra Finance Ltd 7.750 04/15/30 1,575,414
1,575,000 (a) Banco BTG Pactual SA/Cayman Islands 5.500 01/27/31 1,574,921
EUR 3,000,000 (f),(g) Deutsche Bank AG, Reg S 7.125 N/A 3,761,846
2,000,000 (a) Encore Capital Group Inc 6.625 04/15/31 2,030,800
1,955,000 (f),(i) Goldman Sachs Group Inc/The 7.500 N/A 2,090,022
3,000,000 (f),(i) Goldman Sachs Group Inc/The 6.850 N/A 3,141,564
5,680,000 (i) HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 5,678,439

Portfolio of Investments February 28, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
2,355,000 (i) HA Sustainable Infrastructure Capital Inc 8.000% 06/01/56 $ 2,480,686
14,286 (a),(b) Hestia Re Ltd (SOFR + 0.100%) 3.640 04/22/29 7,143
2,000,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375 02/01/29 1,704,637
5,850,000 JPMorgan Chase & Co 5.103 04/22/31 6,066,845
2,000,000 (f),(g) Julius Baer Group Ltd, Reg S 7.500 N/A 2,093,056
4,065,000 Morgan Stanley 5.664 04/17/36 4,295,875
2,000,000 (a) Muthoot Finance Ltd 6.375 04/23/29 2,031,353
1,650,000 (a) Muthoot Finance Ltd 5.750 08/04/30 1,649,225
3,429,000 (f),(g) Nomura Holdings Inc 7.000 N/A 3,588,270
1,970,000 (f),(i) State Street Corp 6.700 N/A 2,062,488
2,060,000 (a),(f),(g) UBS Group AG 9.250 N/A 2,409,156
1,000,000 (f),(i) Voya Financial Inc 7.758 N/A 1,051,501
TOTAL FINANCIAL SERVICES 50,724,250
FOOD, BEVERAGE & TOBACCO - 1.1%
1,050,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
Inc
4.900 02/01/46 987,625
1,275,000 (a) Arcor SAIC 7.600 07/31/33 1,314,398
1,200,000 (a) Cia Cervecerias Unidas SA 3.350 01/19/32 1,094,477
2,000,000 (a) Grupo Nutresa SA 8.000 05/12/30 2,154,500
1,575,000 Kraft Heinz Foods Co 3.875 05/15/27 1,572,170
2,730,000 (a),(f),(i) Land O' Lakes Inc 8.000 N/A 2,728,295
2,065,000 (a) Mars Inc 5.200 03/01/35 2,138,230
3,035,000 (a) Mars Inc 5.700 05/01/55 3,077,653
TOTAL FOOD, BEVERAGE & TOBACCO 15,067,348
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
1,400,000 (d) Abbott Laboratories 4.000 03/15/31 1,398,892
800,000 (d) Abbott Laboratories 5.500 03/15/56 802,750
2,500,000 (a) Auna SA / Oncosalud SAC 8.750 11/06/32 2,556,607
1,420,000 Baxter International Inc 4.450 02/15/29 1,426,156
800,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 866,981
2,205,000 CVS Health Corp 5.050 03/25/48 1,966,203
1,650,000 CVS Health Corp 5.450 09/15/35 1,704,198
1,500,000 (a) Rede D'or Finance Sarl 6.450 09/09/35 1,543,612
1,675,000 UnitedHealth Group Inc 5.050 04/15/53 1,522,693
1,700,000 UnitedHealth Group Inc 5.500 07/15/44 1,693,278
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,481,370
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,740,000 Haleon US Capital LLC 3.625 03/24/32 1,676,529
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,676,529
INSURANCE - 1.7%
1,600,000 (a),(i) Allianz SE 6.350 09/06/53 1,716,924
1,610,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 1,559,800
580,000 Arthur J Gallagher & Co 5.150 02/15/35 587,938
1,500,000 (a) ASURION LLC/ASURION CO 8.375 02/01/34 1,492,750
2,835,000 (i) AXIS Specialty Finance LLC 4.900 01/15/40 2,791,702
1,485,000 (i) Enstar Finance LLC 5.500 01/15/42 1,474,658
2,424,000 (a),(i) Enstar Group Ltd 7.500 04/01/45 2,525,134
1,000,000 (a),(i) Hanwha Life Insurance Co Ltd 3.379 02/04/32 989,236
2,335,000 (a) Omnis Funding Trust 6.722 05/15/55 2,433,893
2,900,000 (i) Prudential Financial Inc 6.500 03/15/54 3,056,095
1,000,000 (a),(b) Vitality Re XIV Ltd (Federated Hermes U.S. Treasury Cash
Reserves + 3.500%)
7.812 01/05/27 1,012,000
1,000,000 (a),(b) Vitality Re XV Ltd ( + 2.500%) 0.000 01/07/28 1,008,300
1,500,000 (a),(b) Vitality Re XVI Ltd (3-Month U.S. Treasury Bill + 1.750%) 6.049 01/08/29 1,489,650
1,000,000 (a),(b) Vitality Re XVII Ltd ( + 2.000%) 0.000 01/08/30 998,500
TOTAL INSURANCE 23,136,580
MATERIALS - 1.2%
1,700,000 (a) Alpek SAB de CV 4.250 09/18/29 1,523,159
950,000 (a) Antofagasta PLC 5.625 09/09/35 982,253
1,275,000 (a),(f),(i) Cemex SAB de CV 7.200 N/A 1,342,575

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
1,025,000 (a) Corp Nacional del Cobre de Chile 6.440% 01/26/36 $ 1,121,310
1,750,000 (a) Corp Nacional del Cobre de Chile 6.330 01/13/35 1,893,290
1,120,000 (a) Freeport Indonesia PT 5.315 04/14/32 1,145,192
1,525,000 (a) LD Celulose International GmbH 7.950 01/26/32 1,609,880
1,025,000 (a) OCP SA 3.750 06/23/31 966,734
500,000 (a) OCP SA 6.700 03/01/36 539,125
2,000,000 (a) Sasol Financing USA LLC 8.750 05/03/29 2,049,890
1,500,000 Suzano Austria GmbH 3.125 01/15/32 1,358,208
1,435,000 Suzano Netherlands BV 5.500 01/15/36 1,450,067
750,000 (a) Volcan Cia Minera SAA 8.500 10/28/32 784,282
TOTAL MATERIALS 16,765,965
MEDIA & ENTERTAINMENT - 0.4%
900,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.550 06/01/34 957,174
1,200,000 (a) Gray Media Inc 7.250 08/15/33 1,239,122
2,500,000 Grupo Televisa SAB 6.125 01/31/46 1,935,392
1,090,000 Meta Platforms Inc 5.625 11/15/55 1,066,920
TOTAL MEDIA & ENTERTAINMENT 5,198,608
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
1,125,000 Amgen Inc 5.650 03/02/53 1,122,996
1,500,000 (a),(h) Bausch Health Americas Inc 8.500 01/31/27 1,486,504
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,609,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
815,000 Broadcom Inc 4.300 01/15/31 822,231
675,000 Broadcom Inc 4.950 01/15/36 684,888
695,000 Broadcom Inc 5.700 01/15/56 713,674
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,220,793
SOFTWARE & SERVICES - 0.1%
700,000 Oracle Corp 5.200 09/26/35 676,447
305,000 Oracle Corp 5.950 09/26/55 268,398
1,000,000 Oracle Corp 5.700 02/04/36 1,000,560
TOTAL SOFTWARE & SERVICES 1,945,405
TELECOMMUNICATION SERVICES - 1.6%
3,460,000 AT&T Inc 3.800 12/01/57 2,427,383
1,150,000 AT&T Inc 5.400 02/15/34 1,205,370
2,000,000 (a) Cipher Compute LLC 7.125 11/15/30 2,084,688
775,000 (a) CT Trust 5.125 02/03/32 746,197
1,900,000 (a) Level 3 Financing Inc 6.875 06/30/33 1,967,782
907,000 (a) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 963,688
1,000,000 (a),(f),(i) Network i2i Ltd 3.975 N/A 997,937
2,544,000 (i) Rogers Communications Inc 7.125 04/15/55 2,694,276
1,375,000 (a) Sitios Latinoamerica SAB de CV 5.375 04/04/32 1,383,749
1,450,000 (a) STC SUKUK CO II LTD 4.489 01/15/31 1,453,716
2,250,000 (a) Turk Telekomunikasyon AS 6.950 10/07/32 2,304,216
1,000,000 (a) Veon Midco BV 3.375 11/25/27 961,131
2,054,064 (a) Zayo Group Holdings Inc 9.250 03/09/30 2,002,677
TOTAL TELECOMMUNICATION SERVICES 21,192,810
TRANSPORTATION - 0.9%
$ 500,000 (a) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 455,521
1,096,631 American Airlines 2021-1 Class A Pass Through Trust2021 2021 2.875 07/11/34 1,011,092
550,000 (a) Corp Quiport SA 9.000 12/15/37 600,873
1,500,000 (a) Grupo Aeromexico SAB de CV 8.250 11/15/29 1,535,625
975,000 (a) Kingston Airport Revenue Finance Ltd 6.750 12/15/36 1,005,127
3,000,000 (a) Latam Airlines Group SA 7.625 01/07/31 3,141,600
2,575,000 (a) Montego Bay Airport Revenue Finance Ltd 6.600 06/15/35 2,586,588
1,500,000 (a) Transnet/South Africa 8.250 02/06/28 1,580,748
TOTAL TRANSPORTATION 11,917,174
UTILITIES - 3.7%
2,900,000 (i) AES Corp/The 6.950 07/15/55 2,802,873
1,181,374 (a) Alfa Desarrollo SpA2021 1 4.550 09/27/51 963,292
2,625,000 (a) Colbun SA 5.375 09/11/35 2,648,625

Portfolio of Investments February 28, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
UTILITIES (continued)
$ 2,000,000 (a) Comision Federal de Electricidad 3.348% 02/09/31 $ 1,838,604
1,400,000 (a) Comision Federal de Electricidad 0.000 01/28/34 1,415,750
1,250,000 Consumers Energy Co 4.500 01/15/31 1,275,537
1,411,125 (a) Continuum Green Energy India Pvt / Co-Issuers 7.500 06/26/33 1,468,778
2,000,000 (i) Dominion Energy Inc 7.000 06/01/54 2,171,162
825,000 DTE Electric Co 5.850 05/15/55 857,194
850,000 DTE Electric Co 5.200 03/01/34 888,275
2,200,000 Duke Energy Progress LLC 5.350 03/15/53 2,123,544
1,575,000 Duke Energy Progress LLC 5.050 03/15/35 1,616,296
800,000 (a) Empresas Publicas de Medellin ESP 4.375 02/15/31 736,691
1,550,000 (a) Energuate Trust 2 0 6.350 09/15/35 1,579,498
950,000 (a) Eskom Holdings 6.350 08/10/28 980,921
2,225,000 (i) EUSHI Finance Inc 7.625 12/15/54 2,348,899
1,900,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,836,743
980,000 Idaho Power Co 4.850 03/01/36 980,883
1,475,000 (a) Israel Electric Corp Ltd, Reg S 5.633 01/28/38 1,498,214
1,300,000 (a) Kallpa Generacion SA 5.500 09/11/35 1,316,250
1,575,000 (a) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450 02/03/36 1,574,839
2,500,000 (i) PG&E Corp 7.375 03/15/55 2,586,257
1,500,000 (a) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries
4.500 07/14/28 1,451,883
1,500,000 (a) Saavi Energia Sarl 8.875 02/10/35 1,656,000
670,597 (a) Sweihan PV Power Co PJSC2022 1 3.625 01/31/49 573,468
2,250,000 (a) Talen Energy Supply LLC 6.500 02/01/36 2,313,378
529,191 (a) UEP Penonome II SA2020 1 6.500 10/01/38 470,996
3,479,000 (a),(f),(i) Vistra Corp 8.875 N/A 3,832,014
1,100,000 (a) Vistra Operations Co LLC 5.350 01/31/36 1,107,615
2,105,000 Wisconsin Public Service Corp 4.250 01/15/31 2,125,522
1,500,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 1,587,741
TOTAL UTILITIES 50,627,742
TOTAL CORPORATE BONDS
(Cost $437,415,913) 445,406,962
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 28.5% –
1,422,000 (b) 3650R 2021-PF1 Commercial Mortgage Trust, Series 2022 PF2 5.291 11/15/55 1,460,075
2,000,000 (a),(b) Alen 2021-ACEN Mortgage Trust, Series 2021 ACEN, (TSFR1M
+ 4.114%)
7.774 04/15/34 1,549,971
2,000,000 (a) Angel Oak Mortgage Trust, Series 2025 12 5.767 12/25/70 2,021,980
2,500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 1.750%)
5.410 06/15/35 2,510,067
2,500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 3.000%)
6.660 06/15/35 2,504,364
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.160 06/15/35 1,001,845
219,339 (a),(b) Arroyo Mortgage Trust 2019-3, Series 2019 3 3.416 10/25/48 213,051
3,500,000 (a),(b) BAMLL Trust 2025-ASHF, Series 2025 ASHF, (TSFR1M +
2.350%)
6.010 02/15/42 3,507,632
1,200,000 (b) BANK, Series 2017 BNK5 4.190 06/15/60 1,153,311
2,500,000 (b) BANK 2017-BNK8, Series 2017 BNK8 4.089 11/15/50 2,107,958
2,700,000 (b) BANK 2019-BNK18, Series 2019 BN18 4.214 05/15/62 2,325,944
2,000,000 (a) BANK 2019-BNK21, Series 2019 BN21 2.500 10/17/52 1,515,953
4,000,000 BANK 2025-BNK51, Series 2025 BNK51 5.544 12/25/67 4,206,863
2,000,000 (b) BANK5 2024-5YR5 6.539 02/15/29 2,096,758
3,750,000 Barclays Commercial Mortgage Trust 2019-C4, Series 2019 C4 3.469 08/15/52 3,142,168
2,000,000 (b) BBCMS Mortgage Trust 2022-C16, Series 2022 C16 4.600 06/15/55 1,956,458
3,925,000 (a),(b) BBCMS Trust 2015-SRCH, Series 2015 SRCH 4.957 08/10/35 3,782,384
3,000,000 (a),(b) BBCMS Trust 2018-CBM, Series 2018 CBM, (TSFR1M + 1.488%) 6.817 07/15/37 2,852,162
3,400,000 (b) Benchmark 2018-B1 Mortgage Trust, Series 2018 B1 4.201 01/15/51 2,827,899
3,750,000 (b) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4.291 02/15/51 2,972,380
3,500,000 (b) Benchmark 2018-B3 Mortgage Trust, Series 2018 B3 4.553 04/10/51 2,946,609
3,837,000 (b) Benchmark 2019-B10 Mortgage Trust, Series 2019 B10 4.180 03/15/62 3,505,157

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 3,750,000 (b) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.778% 12/15/62 $ 2,703,806
1,500,000 Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.493 12/15/62 1,249,060
1,000,000 (a) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 2.500 12/15/62 402,258
5,000,000 Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3.564 12/15/72 4,391,839
2,500,000 (b) Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3.713 12/15/72 2,051,287
1,750,000 Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 4.267 03/15/52 1,665,239
4,000,000 (b) Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 4.971 03/15/52 3,555,500
1,000,000 (a),(b) Benchmark 2020-IG2 Mortgage Trust, Series 2020 IG2 2.791 09/15/48 853,686
1,000,000 (a),(b) Benchmark 2020-IG3 Mortgage Trust, Series 2020 IG3 3.536 09/15/48 977,116
2,250,000 Benchmark 2021-B23 Mortgage Trust, Series 2021 B23 2.095 02/15/54 1,759,467
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C) 3.873 08/15/52 1,666,513
1,500,000 (b) BMO 2024-C9 Mortgage Trust, Series 2024 C9 6.340 07/15/57 1,610,019
2,000,000 (a),(b) BPR 2023-STON Mortgage Trust, Series 2023 STON 7.871 12/05/39 2,069,501
3,000,000 (a),(b) BSST 2022-1700 Mortgage Trust, Series 2022 1700, (TSFR1M
+ 1.300%)
4.960 02/15/37 2,644,601
2,500,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK, Series 2024 BRBK,
(TSFR1M + 4.874%)
8.538 10/15/41 2,505,957
2,200,000 (a),(b) BX Trust, Series 2025 DELC, (TSFR1M + 3.050%) 6.710 12/15/42 2,209,405
2,400,000 (a),(b) BX Trust 2025-OMG, Series 2025 OMG, (TSFR1M + 2.400%) 6.060 10/15/42 2,405,679
3,500,000 (b) Cantor Commercial Real Estate Lending 2019-CF1, Series 2019
CF1
4.352 05/15/52 2,943,202
705,000 (b) CD 2016-CD1 Mortgage Trust, Series 2016 CD1 3.631 08/10/49 400,633
2,000,000 (b) CD Mortgage Trust, Series 2017 CD3 3.984 02/10/50 1,344,058
750,000 (a),(b) CF 2020-P1 Mortgage Trust, Series 2020 P1 3.603 04/15/52 703,795
47,824 (a),(b) CF 2020-P1 Mortgage Trust, Series 2020 P1 2.840 04/15/52 47,552
3,500,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY, Series 2025 SBAY,
(TSFR1M + 2.300%)
6.400 10/15/37 3,510,918
430,842 (a),(b) Citigroup Commercial Mortgage Trust 2014-GC23, Series 2014
GC23
4.599 07/10/47 414,087
1,690,000 (b) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3.974 04/10/48 1,544,131
1,388,238 (b) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3.758 04/10/48 1,344,348
1,719,983 Citigroup Commercial Mortgage Trust 2016-GC37, Series 2016
GC37
4.233 04/10/49 1,692,420
4,000,000 (b) Citigroup Commercial Mortgage Trust 2016-P3, Series 2016 P3 4.271 04/15/49 3,856,526
2,500,000 (b) Citigroup Commercial Mortgage Trust 2017-C4, Series 2017
C4
4.136 10/12/50 2,413,784
2,260,000 (b) Citigroup Commercial Mortgage Trust 2017-P8, Series 2017 P8 4.254 09/15/50 1,866,808
1,574,000 Citigroup Commercial Mortgage Trust 2019-GC41, Series 2019
GC41
3.502 08/10/56 1,372,670
2,000,000 (a),(b) COLT 2025-11 Mortgage Loan Trust, Series 2025 11 5.952 11/25/70 2,023,908
1,686,031 COMM 2014-CCRE17 Mortgage Trust, Series 2014 CR17 4.377 05/10/47 1,669,583
507,276 (b) COMM 2014-CR14 Mortgage Trust, Series 2014 CR14 3.597 02/10/47 502,337
2,000,000 (b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.630 06/10/47 1,866,550
2,000,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 1,049,958
1,840,000 (b) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.695 03/10/48 1,719,056
2,000,000 (a) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.000 03/10/48 1,180,640
1,500,000 (b) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 3.463 08/10/48 1,401,229
363,982 (b) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 4.256 08/10/48 360,953
365,568 (b) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3.768 08/10/48 357,571
3,000,000 (b) COMM 2015-CCRE26 Mortgage Trust, Series 2015 CR26 4.613 10/10/48 2,841,360
1,634,365 (b) COMM 2015-LC23 Mortgage Trust, Series 2015 LC23 4.684 10/10/48 1,582,662
4,000,000 (b) COMM 2018-COR3 Mortgage Trust, Series 2018 COR3 4.538 05/10/51 3,500,517
2,500,000 (b) COMM 2019-GC44 Mortgage Trust, Series 2019 GC44 3.514 08/15/57 2,102,891
4,830,000 (a),(b) Connecticut Avenue Securities Trust 2021-R03, Series 2021
R03, (SOFR30A + 5.500%)
9.167 12/25/41 4,978,466
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R01, Series 2022
R01, (SOFR30A + 6.000%)
9.667 12/25/41 5,175,660
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R02, Series 2022
R02, (SOFR30A + 7.650%)
12.972 01/25/42 6,292,810
4,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R03, Series 2022
R03, (SOFR30A + 9.850%)
14.823 03/25/42 4,880,211

Portfolio of Investments February 28, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 5,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R04, Series 2022
R04, (SOFR30A + 9.500%)
14.837% 03/25/42 $ 5,403,755
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 7.000%)
10.667 04/25/42 5,317,533
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R06, Series 2022
R06, (SOFR30A + 10.600%)
15.334 05/25/42 6,634,908
4,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 12.000%)
15.667 06/25/42 4,523,605
3,350,000 (a),(b) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 7.900%)
11.567 01/25/43 3,722,583
2,640,000 (a),(b) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 5.550%)
9.217 01/25/43 2,829,857
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 8.250%)
11.917 05/25/43 5,709,563
1,415,000 (a),(b) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 6.850%)
10.517 06/25/43 1,579,146
2,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 4.750%)
8.417 06/25/43 2,135,436
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9.188 07/25/43 5,276,717
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
9.567 07/25/43 6,571,915
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08, Series 2023
R08, (SOFR30A + 3.550%)
7.217 10/25/43 6,275,647
1,900,000 CSAIL 2019-C17 Commercial Mortgage Trust, Series 2019 C17 3.480 09/15/52 1,702,845
3,995,185 (a),(b) CSMC 2021-INV2 Trust, Series 2021 INV2 3.283 11/25/56 3,428,399
1,000,000 (a),(b) CSMC 2021-NQM1, Series 2021 NQM1 2.130 05/25/65 825,624
3,500,000 (b) CSMC Trust 2016-NXSR, Series 2016 NXSR 4.422 12/15/49 3,391,011
1,871,000 (b) CSMC Trust 2016-NXSR, Series 2016 NXSR 4.251 12/15/49 1,822,325
1,072,714 DBJPM 2016-C3 Mortgage Trust, Series 2016 C3 3.264 08/10/49 1,032,258
1,300,000 (a),(b) DBSG 2024-ALTA Mortgage Trust, Series 2024 ALTA 7.296 06/10/37 1,310,825
30,450,000 (a),(b) DOLP Trust 2021-NYC, Series 2021 NYC, (I/O) 0.665 05/10/41 818,825
5,821,927 Fannie Mae Pool, FN MA5107 5.500 08/01/53 5,935,304
128,978 (b) Fannie Mae REMICS, Series 2013 98, (SOFR30A + 5.836%),
(I/O)
2.168 09/25/43 14,486
1,776,591 (a),(b) Flagstar Mortgage Trust 2021-11INV, Series 2021 11IN 3.449 11/25/51 1,516,926
11,088,808 (b) Freddie Mac Multifamily ML Certificates, Series 2021 ML12,
(I/O)
1.227 07/25/41 977,035
6,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
10.767 01/25/42 6,280,744
6,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13.788 02/25/42 6,388,639
6,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15.087 04/25/42 6,527,736
1,362,223 (b) Government National Mortgage Association, Series 2023 96,
(SOFR30A + 26.100%)
10.172 07/20/53 1,522,568
2,165,700 (b) Government National Mortgage Association, Series 2023 111,
(SOFR30A + 23.205%)
8.925 08/20/53 2,463,561
1,081,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.497%)
3.449 07/15/31 334,840
1,500,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.897%)
5.557 07/15/31 157,500
1,000,000 (b) GS Mortgage Securities Trust 2016-GS3, Series 2016 GS3 3.953 10/10/49 971,615
3,000,000 (b) GS Mortgage Securities Trust 2016-GS4, Series 2016 GS4 3.908 11/10/49 2,808,815
2,300,000 GS Mortgage Securities Trust 2017-GS7, Series 2017 GS7 4.236 08/10/50 2,086,655
1,500,000 (b) GS Mortgage Securities Trust 2018-GS10, Series 2018 GS10 4.547 07/10/51 1,373,241
6,000,000 (b) GS Mortgage Securities Trust 2018-GS9, Series 2018 GS9 4.343 03/10/51 5,190,552
1,425,000 (b) GS Mortgage Securities Trust 2019-GC38, Series 2019 GC38 4.158 02/10/52 1,398,609
1,000,000 GS Mortgage Securities Trust 2020-GSA2, Series 2020 GSA2 2.012 12/12/53 895,111
6,292,001 (a),(b) GS Mortgage-Backed Securities Trust 2022-PJ1, Series 2022
PJ1
2.829 05/28/52 5,283,929
3,000,000 (a),(b) Houston Galleria Mall Trust 2025-HGLR, Series 2025 HGLR 5.462 02/05/45 3,170,286
2,000,000 (a),(b) HTL Commercial Mortgage Trust 2024-T53, Series 2024 T53 7.088 05/10/39 2,027,836

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 1,500,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 5.829% 07/13/42 $ 1,542,796
277,077 (b) Impac Secured Assets CMN Owner Trust, Series 2000 3 8.000 10/25/30 262,234
2,000,000 (a),(b) Imperial Fund Mortgage Trust 2020-NQM1, Series 2020 NQM1 3.531 10/25/55 1,928,923
165,651 (a),(b) Imperial Fund Mortgage Trust 2020-NQM1, Series 2020 NQM1 2.051 10/25/55 159,529
450,000 (a),(b) Imperial Fund Mortgage Trust 2021-NQM1, Series 2021 NQM1 2.383 06/25/56 358,845
2,000,000 (a),(b) IP 2025-IP Mortgage Trust, Series 2025 IP 7.712 06/10/42 2,048,210
2,348,187 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, Series 2022 NLP, (TSFR1M + 2.858%)
7.918 04/15/37 2,304,813
939,275 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, Series 2022 NLP, (TSFR1M + 1.730%)
5.389 04/15/37 926,089
4,585,590 (a),(b) J.P. Morgan Mortgage Trust 2022-LTV2, Series 2022 LTV2 3.665 09/25/52 4,040,754
126,438 (b) JP Morgan Alternative Loan Trust 2007-S1, Series 2007 S1,
(TSFR1M + 0.674%)
4.348 04/25/47 122,373
2,000,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3.065 01/16/37 1,629,481
2,239,042 (a),(b) JP Morgan Mortgage Trust, Series 2025 10 6.402 05/25/56 2,344,780
1,288,889 (a),(b) JP Morgan Mortgage Trust 2020-INV1, Series 2020 INV1 4.186 08/25/50 1,171,662
1,500,000 (b) JPMBB Commercial Mortgage Securities Trust 2015-C31,
Series 2015 C31
4.652 08/15/48 1,424,015
2,500,000 (b) JPMBB Commercial Mortgage Securities Trust 2015-C31,
Series 2015 C31
4.652 08/15/48 1,978,165
3,750,000 (a),(b) JPMBB Commercial Mortgage Securities Trust 2015-C33,
Series 2015 C33
4.136 12/15/48 3,304,687
1,500,000 (b) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4.628 03/17/49 1,459,889
1,400,000 (a),(b) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4.128 03/17/49 1,318,201
2,000,000 (b) JPMCC Commercial Mortgage Securities Trust 2017-JP6,
Series 2017 JP6
3.683 07/15/50 1,809,174
1,400,000 (a),(b) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
4.422 09/15/50 1,001,231
2,000,000 (b) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
3.672 09/15/50 1,778,128
3,500,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4,
Series 2019 COR4
4.440 03/10/52 3,220,084
4,000,000 JPMDB Commercial Mortgage Securities Trust 2017-C7, Series
2017 C7
3.985 10/15/50 3,818,853
190,000 (a) Ladder Capital Commercial Mortgage 2013-GCP Mortgage
Trust, Series 2013 GCP
3.985 02/15/36 179,781
3,015,000 (a) Legends Outlets Kansas City KS Mortgage Secured Pass-
Through Trust, Series 2024 LGND
6.733 11/05/39 3,026,512
1,037,764 (a),(b) MCR 2024-HF1 Mortgage Trust, Series 2024 HF1, (TSFR1M +
2.841%)
7.204 12/15/41 1,041,456
3,250,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 2,467,593
34,356,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC, (I/O) 0.119 02/10/42 183,313
3,022,865 (a) Morgan Stanley Capital I Trust 2015-420, Series 2015 420 7.982 10/12/50 3,153,395
2,765,000 Morgan Stanley Capital I Trust 2019-H7, Series 2019 H7 3.524 07/15/52 2,668,431
2,000,000 (a) MRCD 2019-MARK Mortgage Trust, Series 2019 PARK 2.718 12/15/36 1,532,125
1,000,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 2.943%)
7.773 03/15/39 1,000,687
1,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 3.579%)
7.239 07/15/36 1,175,564
1,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
7.989 07/15/36 1,068,489
80,568 (a),(b) New Residential Mortgage Loan Trust 2015-2, Series 2015 2A 5.244 08/25/55 80,820
4,000,000 (a),(b) NYCT Trust 2024-3ELV, Series 2024 3ELV, (TSFR1M + 2.840%) 6.499 08/15/29 4,013,462
1,150,000 (a) One Bryant Park Trust 2019-OBP, Series 2019 OBP 2.516 09/15/54 1,081,075
2,000,000 (a),(b) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 0.994%)
4.654 07/15/38 1,892,528
3,500,000 (a),(b),(d) PLYM Commercial Mortgage Trust 2026-IND, Series 2026 IND,
(TSFR1M + 2.150%)
5.800 03/15/43 3,506,560
1,300,650 (a),(b) Santander Bank Mortgage Credit-Linked Notes, Series 2023
MTG1, (SOFR30A + 4.900%)
9.256 02/26/52 1,502,194

Portfolio of Investments February 28, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 40,180,000 (a),(b) SLG Office Trust 2021-OVA, Series 2021 OVA, (I/O) 0.258% 07/15/41 $ 446,058
1,155,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2.851 07/15/41 1,016,604
1,831,354 (a),(b) SMR 2022-IND Mortgage Trust, Series 2022 IND, (TSFR1M +
3.950%)
7.610 02/15/39 1,841,226
2,100,000 (a),(b) TX Trust 2024-HOU, Series 2024 1, (TSFR1M + 3.239%) 6.899 06/15/39 2,113,431
2,511,000 UBS Commercial Mortgage Trust 2017-C1, Series 2017 C1 4.036 06/15/50 2,425,375
5,100,000 (b) UBS Commercial Mortgage Trust 2018-C11, Series 2018 C11 5.044 06/15/51 4,784,702
3,450,000 (b) UBS Commercial Mortgage Trust 2018-C8, Series 2018 C8 4.682 02/15/51 3,190,137
2,239,000 (a),(b) Verus Securitization Trust, Series 2025 11 5.796 11/25/70 2,256,723
2,000,000 (a),(b) Verus Securitization Trust 2021-8, Series 2021 8 3.288 11/25/66 1,707,349
24,986 (b) Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2004 RA3
5.446 08/25/38 25,007
2,000,000 (a),(b) WCORE Commercial Mortgage Trust 2024-CORE, Series 2024
CORE, (TSFR1M + 2.940%)
6.600 11/15/41 2,005,898
2,415,000 (b) Wells Fargo Commercial Mortgage Trust 2016-C36, Series
2016 C36
4.093 11/15/59 2,070,152
2,400,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2017-SMP, Series
2017 SMP, (TSFR1M + 0.921%)
6.258 12/15/34 2,236,440
3,000,000 (b) Wells Fargo Commercial Mortgage Trust 2024-C63, Series
2024 C63
5.820 08/15/57 3,194,353
1,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AGLN, Series
2025 AGLN, (TSFR1M + 2.941%)
6.600 07/15/37 1,502,714
2,400,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-B33RP, Series
2025 B33RP, (TSFR1M + 2.500%)
6.850 08/15/42 2,417,516
2,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-DWHP, Series
2025 DWHP, (TSFR1M + 3.340%)
7.000 04/15/38 2,510,951
907,835 (a),(b) Wells Fargo Mortgage Backed Securities 2021-INV1 Trust,
Series 2021 INV1
3.301 08/25/51 758,864
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $395,631,405) 387,492,382
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
120892224 SOVEREIGN DEBT - 8.9% 120892224
ANGOLA - 0.1%
1,725,000 (a),(h) Angolan Government International Bond 9.375 05/08/48 1,560,707
TOTAL ANGOLA 1,560,707
ARGENTINA - 0.1%
2,325,000 Argentine Republic Government International Bond 4.125 07/09/35 1,752,585
TOTAL ARGENTINA 1,752,585
AZERBAIJAN - 0.1%
1,700,000 (a) Republic of Azerbaijan International Bond 3.500 09/01/32 1,600,071
TOTAL AZERBAIJAN 1,600,071
BARBADOS - 0.2%
2,725,000 (a) Barbados Government International Bond 8.000 06/26/35 2,913,025
TOTAL BARBADOS 2,913,025
BENIN - 0.2%
2,000,000 (a) Benin Government International Bond 7.960 02/13/38 2,103,968
TOTAL BENIN 2,103,968
BRAZIL - 0.4%
BRL 12,400,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/33 2,077,657
1,620,000 Brazilian Government International Bond 6.000 10/20/33 1,654,182
1,725,000 Brazilian Government International Bond 7.125 05/13/54 1,752,013
TOTAL BRAZIL 5,483,852
CHILE - 0.3%
CLP 1,600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos, Reg S 6.000 04/01/33 1,926,605
2,775,000 Chile Government International Bond 3.100 05/07/41 2,191,556
TOTAL CHILE 4,118,161

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLOMBIA - 0.3%
EUR 1,065,000 Colombia Government International Bond 5.000% 09/19/32 $ 1,221,053
$ 2,200,000 Colombia Government International Bond 5.000 06/15/45 1,616,564
875,000 Colombia Government International Bond 6.125 01/21/31 872,944
TOTAL COLOMBIA 3,710,561
COSTA RICA - 0.1%
1,955,000 (a) Costa Rica Government International Bond 5.625 04/30/43 1,909,898
TOTAL COSTA RICA 1,909,898
COTE D'IVOIRE - 0.1%
1,850,000 (a) Ivory Coast Government International Bond 6.750 02/25/41 1,763,373
TOTAL COTE D'IVOIRE 1,763,373
DOMINICAN REPUBLIC - 0.3%
1,775,000 (a) Dominican Republic International Bond 5.875 01/30/60 1,599,807
2,225,000 (a) Dominican Republic International Bond 6.950 03/15/37 2,385,200
TOTAL DOMINICAN REPUBLIC 3,985,007
ECUADOR - 0.3%
1,075,000 (a) Ecuador Government International Bond 9.250 01/29/39 1,088,437
2,800,000 (a) Ecuador Government International Bond 8.750 01/29/34 2,818,200
TOTAL ECUADOR 3,906,637
EGYPT - 0.2%
2,250,000 (a) Egypt Government International Bond 8.500 01/31/47 2,158,575
TOTAL EGYPT 2,158,575
EL SALVADOR - 0.2%
2,600,000 (a),(h) El Salvador Government International Bond 7.625 02/01/41 2,597,400
TOTAL EL SALVADOR 2,597,400
GHANA - 0.2%
137,638 (a) Ghana Government International Bond 5.000 07/03/29 134,978
2,226,200 (a) Ghana Government International Bond 5.000 07/03/35 2,015,488
TOTAL GHANA 2,150,466
GUATEMALA - 0.1%
1,700,000 (a) Guatemala Government Bond 6.250 08/15/36 1,798,889
TOTAL GUATEMALA 1,798,889
HONDURAS - 0.1%
1,675,000 (a) Honduras Government International Bond 5.625 06/24/30 1,691,750
TOTAL HONDURAS 1,691,750
HUNGARY - 0.5%
1,650,000 Hungary Government International Bond 7.625 03/29/41 1,965,888
1,600,000 (a) Hungary Government International Bond 5.500 03/26/36 1,622,687
1,500,000 (a) Hungary Government International Bond 5.375 09/26/30 1,554,082
1,300,000 (a) Magyar Export-Import Bank Zrt 6.125 12/04/27 1,339,241
TOTAL HUNGARY 6,481,898
ISRAEL - 0.1%
1,675,000 Israel Government International Bond 5.750 03/12/54 1,636,967
TOTAL ISRAEL 1,636,967
JORDAN - 0.2%
600,000 (a) Jordan Government International Bond 7.375 10/10/47 593,560
2,000,000 (a) Jordan Government International Bond 5.750 11/12/32 1,963,862
TOTAL JORDAN 2,557,422
KAZAKHSTAN - 0.2%
2,225,000 (a) Kazakhstan Government International Bond 5.500 07/01/37 2,300,448
TOTAL KAZAKHSTAN 2,300,448
MEXICO - 1.2%
2,075,000 (a) Eagle Funding Luxco Sarl 5.500 08/17/30 2,111,084
1,966,000 Mexico Government International Bond 4.750 03/08/44 1,637,678
3,325,000 Mexico Government International Bond 4.280 08/14/41 2,704,223
4,925,000 Mexico Government International Bond 6.400 05/07/54 4,803,353
1,300,000 Mexico Government International Bond 7.375 05/13/55 1,425,190
1,950,000 Mexico Government International Bond 5.850 07/02/32 2,016,008
1,500,000 Mexico Government International Bond 5.625 09/22/35 1,495,500
TOTAL MEXICO 16,193,036

Portfolio of Investments February 28, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MOROCCO - 0.1%
$ 1,650,000 (a) Morocco Government International Bond 5.500% 12/11/42 $ 1,600,404
TOTAL MOROCCO 1,600,404
NIGERIA - 0.1%
1,575,000 (a) Nigeria Government International Bond 10.375 12/09/34 1,875,135
TOTAL NIGERIA 1,875,135
OMAN - 0.2%
2,950,000 (a) Oman Government International Bond 6.500 03/08/47 3,197,010
TOTAL OMAN 3,197,010
PARAGUAY - 0.3%
2,125,000 (a) Paraguay Government International Bond 5.600 03/13/48 2,061,132
1,425,000 (a) Paraguay Government International Bond 6.000 02/09/36 1,530,441
TOTAL PARAGUAY 3,591,573
PERU - 0.2%
2,000,000 Peruvian Government International Bond 3.300 03/11/41 1,569,600
1,755,000 Peruvian Government International Bond 5.875 08/08/54 1,768,338
TOTAL PERU 3,337,938
PHILIPPINES - 0.2%
1,225,000 Philippine Government International Bond 4.200 03/29/47 1,032,695
1,150,000 Philippine Government International Bond 3.700 02/02/42 960,828
TOTAL PHILIPPINES 1,993,523
POLAND - 0.3%
PLN 6,900,000 Republic of Poland Government Bond 5.000 10/25/34 1,958,671
2,055,000 Republic of Poland Government International Bond 5.500 04/04/53 2,017,782
TOTAL POLAND 3,976,453
REPUBLIC OF SERBIA - 0.1%
1,500,000 (a) Serbia International Bond 6.500 09/26/33 1,638,809
TOTAL REPUBLIC OF SERBIA 1,638,809
ROMANIA - 0.3%
1,370,000 (a) Romanian Government International Bond 6.125 01/22/44 1,368,267
450,000 (a) Romanian Government International Bond 7.625 01/17/53 518,412
2,100,000 (a) Romanian Government International Bond 5.750 03/24/35 2,124,949
TOTAL ROMANIA 4,011,628
RWANDA - 0.1%
1,375,000 (a) Rwanda International Government Bond 5.500 08/09/31 1,293,470
TOTAL RWANDA 1,293,470
SAUDI ARABIA - 0.2%
2,740,000 (a) Saudi Government International Bond 3.750 01/21/55 1,975,726
1,500,000 (a) Saudi Government International Bond 5.625 01/13/35 1,601,646
TOTAL SAUDI ARABIA 3,577,372
SENEGAL - 0.1%
1,600,000 (a) Senegal Government International Bond 6.250 05/23/33 989,538
700,000 (a) Senegal Government International Bond 6.750 03/13/48 394,441
TOTAL SENEGAL 1,383,979
SOUTH AFRICA - 0.4%
ZAR 33,600,000 Republic of South Africa Government Bond 8.500 01/31/37 2,148,194
1,900,000 Republic of South Africa Government International Bond 5.375 07/24/44 1,597,674
1,575,000 Republic of South Africa Government International Bond 7.300 04/20/52 1,594,982
TOTAL SOUTH AFRICA 5,340,850
TURKEY - 0.4%
1,950,000 Turkiye Government International Bond 7.125 02/12/32 2,039,437
2,000,000 (a) Turkiye Ihracat Kredi Bankasi AS 6.375 01/15/31 2,006,734
TOTAL TURKEY 4,046,171
UGANDA - 0.2%
UGX 7,046,000,000 Republic of Uganda Government Bonds 15.800 06/23/39 1,985,470
TOTAL UGANDA 1,985,470

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UKRAINE - 0.0%
$ 55,000 (a) Ukraine Government International Bond 4.500% 02/01/29 $ 42,102
73,658 (a) Ukraine Government International Bond 0.000 02/01/35 41,727
15,548 (a) Ukraine Government International Bond 0.000 02/01/36 8,777
TOTAL UKRAINE 92,606
URUGUAY - 0.1%
UYU 66,000,000 Uruguay Government International Bond 9.750 07/20/33 1,957,431
TOTAL URUGUAY 1,957,431
UZBEKISTAN - 0.1%
1,600,000 (a) Republic of Uzbekistan International Bond 5.375 02/20/29 1,617,706
TOTAL UZBEKISTAN 1,617,706
TOTAL SOVEREIGN DEBT
(Cost $118,388,753) 120,892,224
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
104907832 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7% 104907832
2,000,000 (f) CoBank ACB 6.250 N/A 2,003,926
20,500,000 United States Treasury Note/Bond 4.625 11/15/55 20,464,766
18,000,000 United States Treasury Note/Bond 4.625 11/15/45 18,118,125
25,000,000 United States Treasury Note/Bond 4.625 02/15/46 25,175,781
6,000,000 United States Treasury Note/Bond 4.000 11/15/35 6,021,562
19,000,000 United States Treasury Note/Bond 3.500 12/15/28 19,056,406
7,000,000 United States Treasury Note/Bond 3.375 12/31/27 6,996,172
7,000,000 United States Treasury Note/Bond 3.750 01/31/31 7,071,094
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $104,015,130) 104,907,832
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
122752734 VARIABLE RATE SENIOR LOAN INTERESTS - 9.0% 122752734
AUTOMOBILES & COMPONENTS - 0.2%
2,496,250 (b) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.423 01/28/32 2,493,654
TOTAL AUTOMOBILES & COMPONENTS 2,493,654
CAPITAL GOODS - 1.2%
2,268,287 (b) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6.173 01/27/32 2,264,737
2,802,800 (b) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5.671 07/09/32 2,814,362
1,990,000 (b) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6.423 09/08/32 1,986,040
258,497 (b),(j) Kaman Corporation, Delayed Draw Term Loan, (TSFR3M +
2.500%)
6.146 02/26/32 258,479
2,727,672 (b) Kaman Corporation, Term Loan B, (TSFR1M + 2.500%) 6.173 02/26/32 2,727,482
549,667 (b) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5.673 04/30/32 550,381
997,500 (b) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 3.000%) 6.377 04/30/30 998,921
2,000,000 (b),(d) TK Elevator US Newco Inc, (TBD) TBD TBD 2,002,500
997,475 (b) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6.173 01/20/32 998,018
1,000,000 (b),(d) TransDigm, Inc., Term Loan J, (TBD) TBD TBD 1,001,125
1,466,511 (b) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6.423 08/01/30 1,466,739
TOTAL CAPITAL GOODS 17,068,784
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
4,987,500 (b) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6.923 08/20/32 4,995,729
1,000,000 (b) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6.663 02/04/33 924,290
994,975 (b) Garda World Security Corporation, Term Loan B, (TSFR3M +
2.750%)
6.421 02/01/29 994,667
2,992,500 (b) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.273 03/03/32 2,999,981
2,455,000 (b) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6.140 10/08/32 2,458,081
995,006 (b) WIN Waste Innovations Holdings, Inc., First Lien Term Loan,
(TSFR1M + 3.250%)
7.037 03/27/28 999,205
1,000,000 (b),(d) WIN Waste Innovations Holdings, Inc., Term Loan B, (TBD) TBD TBD 1,002,420
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,374,373

Portfolio of Investments February 28, 2026
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
$ 2,490,077 (b) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6.173% 04/23/31 $ 2,492,417
2,192,865 (b) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.173 01/30/31 2,183,732
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,676,149
CONSUMER DURABLES & APPAREL - 0.1%
1,492,481 (b) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.750%)
6.416 07/31/28 1,487,817
TOTAL CONSUMER DURABLES & APPAREL 1,487,817
CONSUMER SERVICES - 0.3%
989,720 (b) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6.173 05/31/30 992,194
1,000,000 (b) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.423 01/31/31 851,670
2,328,006 (b) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(TSFR3M + 2.250%)
5.922 10/31/29 2,323,013
TOTAL CONSUMER SERVICES 4,166,877
FOOD, BEVERAGE & TOBACCO - 0.2%
89,525 (b) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.673%, PIK 7.000%)
10.673 09/30/30 13,429
17,104 (b) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.673%, PIK 7.000%)
10.673 09/30/30 7,697
2,000,000 (b),(d) Froneri Lux Finco Sarl, Term Loan, (TBD) TBD TBD 1,957,500
120,690 (b),(j) Sauer Brands Inc, Delayed Draw Term Loan 3.000 02/19/32 121,017
1,272,914 (b) Sauer Brands Inc, Term Loan B, (TSFR3M + 3.000%) 6.667 02/19/32 1,276,363
TOTAL FOOD, BEVERAGE & TOBACCO 3,376,006
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
1,850,700 (b) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7.423 01/15/31 1,854,864
3,000,000 (b),(d) Medline Borrower, LP, Term Loan B, (TBD) TBD TBD 3,007,665
3,000,000 (b),(d) Opal Bidco SAS, First Lien Term Loan B, (TBD) TBD TBD 3,000,375
1,985,025 (b),(k) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.173 02/21/31 1,985,164
835,178 (b) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.173 12/19/30 837,266
2,000,000 (b),(d) Team Health Holdings, Inc., Repriced Term Loan B, (TBD) TBD TBD 2,001,250
1,989,950 (b) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
6.923 11/26/31 1,884,095
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,570,679
INSURANCE - 1.4%
1,984,963 (b) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.673 11/06/30 1,927,895
1,992,500 (b) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6.423 05/28/32 1,902,279
1,000,000 (b) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.173 09/19/31 979,580
1,237,500 (b) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.000%) 5.673 01/30/32 1,226,672
2,985,000 (b) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 7.923 09/19/30 2,980,896
3,617,079 (b) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.173 06/16/31 3,473,156
997,055 (b) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5.920 06/20/30 987,753
1,980,025 (b) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.173 07/31/31 1,923,594
3,595,081 (b) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6.422 05/06/31 3,537,559
TOTAL INSURANCE 18,939,384
MATERIALS - 0.8%
1,492,147 (b) Charter NEX US, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.171 12/02/30 1,493,079
3,441,350 (b) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6.848 04/13/29 3,418,070
980,828 (b),(d) Clydesdale Acquisition Holdings Inc, Term Loan B, (TBD) TBD TBD 972,246
2,014,505 (b),(d) ProAmpac PG Borrower LLC, (TBD) TBD TBD 1,991,842
3,203,713 (b) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 7.662 09/15/28 3,167,671
TOTAL MATERIALS 11,042,908

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.2%
$ 3,181,624 (b) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6.673% 02/10/31 $ 3,184,360
TOTAL MEDIA & ENTERTAINMENT 3,184,360
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
2,000,000 (b),(d) HOPPER MERGER SUB INC, (TBD) TBD TBD 1,978,750
676,986 (b) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5.923 05/05/28 680,184
1,492,407 (b) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5.923 05/19/31 1,446,710
2,920,345 (b),(k) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.750%)
6.423 12/12/31 2,890,236
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,995,880
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
997,500 (b) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6.411 11/13/31 947,211
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 947,211
SOFTWARE & SERVICES - 1.1%
1,481,250 (b) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6.673 07/30/31 1,369,142
1,990,000 (b) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6.922 03/24/31 1,854,680
2,372,888 (b) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.421 05/01/31 2,111,123
1,985,000 (b) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6.898 10/09/31 1,891,417
1,496,212 (b) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.173 05/30/31 1,455,066
480,000 (b) IGT Holding IV AB, Term Loan B5, (TSFR3M + 3.000%) 6.672 09/02/31 468,600
3,473,794 (b) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6.417 12/08/31 3,252,340
994,962 (b) Mitchell International, Inc., Term Loan, (TSFR1M + 3.000%) 6.673 06/17/31 923,454
1,084,960 (b) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.167 02/10/31 1,029,898
TOTAL SOFTWARE & SERVICES 14,355,720
TELECOMMUNICATION SERVICES - 0.2%
3,001,167 (b),(d) Zayo Group Holdings, Inc., Term Loan, (TBD) TBD TBD 2,893,050
TOTAL TELECOMMUNICATION SERVICES 2,893,050
UTILITIES - 0.2%
1,000,000 (b),(d) Talen Energy Supply, LLC, Incremental Term Loan B, (TBD) TBD TBD 1,004,125
1,170,740 (b) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.153 05/17/30 1,175,757
TOTAL UTILITIES 2,179,882
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $124,733,657) 122,752,734
TOTAL LONG-TERM INVESTMENTS
(Cost $1,327,425,381) 1,329,062,142
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
6,384,977 (l) State Street Navigator Securities Lending Government Money
Market Portfolio
3.700 (m) 6,384,977
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,384,977) 6,384,977
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.4%
73536720 REPURCHASE AGREEMENTS - 5.4% 73536720
12,986,720 (n) Fixed Income Clearing Corporation 1.060 03/02/26 12,986,720
60,550,000 (o) Fixed Income Clearing Corporation 3.640 03/02/26 60,550,000
TOTAL REPURCHASE AGREEMENTS
(Cost $73,536,720) 73,536,720
TOTAL SHORT-TERM INVESTMENTS
(Cost $73,536,720) 73,536,720
TOTAL INVESTMENTS - 103.6%
(Cost $1,407,347,078 ) 1,408,983,839
OTHER ASSETS & LIABILITIES, NET -  (3.6)% (49,079,610)
NET ASSETS - 100% $ 1,359,904,229

Portfolio of Investments February 28, 2026
(continued)
Strategic Income

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
EUR Euro
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
ZAR South African Rand
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $656,419,078 or 46.6% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) When-issued or delayed delivery security.
(e) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.4% of Total Investments.
(h) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $6,135,915.
(i) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
8.6% of Total Investments.
(j) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(k) Portion of investment purchased on a delayed delivery basis.
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) Agreement with Fixed Income Clearing Corporation, 1.060% dated 2/27/26 to be repurchased at $12,987,867 on 3/2/26, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $13,246,643.
(o) Agreement with Fixed Income Clearing Corporation, 3.640% dated 2/27/26 to be repurchased at $60,568,367 on 3/2/26, collateralized by Government Agency Securities, with coupon rates 3.000%–4.375% and maturity dates 1/31/32–5/15/47, valued at
$61,761,029.

See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 125 6/26 $ 26,123,142 $ 26,159,180 $ 36,038
U.S. Treasury Long Bond 250 6/26 29,426,298 29,617,187 190,889
Total $55,549,440 $55,776,367 $226,927
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 5,624,540 CAD 7,711,633 Barclays Bank PLC 4/08/26 $ (37,780)
EUR 906,411 $ 1,065,399
Morgan Stanley Capital Services
LLC 4/08/26 $ 7,474
EUR 1,808,661 $ 2,157,366
Morgan Stanley Capital Services
LLC 4/08/26 $ (16,545)
$ 8,266,841 EUR 7,028,080
Morgan Stanley Capital Services
LLC 4/08/26 (51,946)
Total         $(98,797)
Total unrealized appreciation on forward foreign currency contracts         $7,474
Total unrealized depreciation on forward foreign currency contracts         $(106,271)
CAD Canadian Dollar
EUR Euro
Credit Default Swaps - Centrally Cleared
PURCHASED
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets, Inc
CDX-NAHYS45V1-5Y 5.000% 3.59 % Quarterly 12/20/30 $ 19,800,000 $ (1,535,999) $ (1,386,224) $ (149,775)
Total
$ 19,800,000 $ (1,535,999)
$(1,386,224) $ (149,775)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Statement of Assets and Liabilities
See Notes to Financial Statements

February 28, 2026 (Unaudited) Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
ASSETS
Long-term investments, at value
†‡
$ 344,063,633 $ 834,585,966 $ 1,948,143,951 $ 521,905,864 $ 5,884,945,945 $ 1,329,062,142
Affiliated investments, at value
++
5,008,000 – 1,002,400 – 75,062,294 –
Investments purchased with collateral from
securities lending, at value (cost approximates
value) 8,262,312 12,659,836 6,149,517 12,769,191 190,584,692 6,384,977
Short-term investments, at value
◊
21,730,627 27,600,000 151,702,490 17,002,700 32,578,703 73,536,720
Cash 559,971 861,096 1,092,680 520,031 – 3,110,684
Cash denominated in foreign currencies
^
13 – – – – 37
Cash collateral at broker for investments in futures
contracts
(1)
240,051 – – – 8,478,872 1,352,535
Cash collateral at broker for investments in swap
contracts
(1)
– – 1,118,708 – – 1,019,634
Unrealized appreciation on forward foreign
currency contracts – – – – – 7,474
Receivables:
Dividends 27,563 433,997 – – 1,959,780 41
Interest 4,504,512 11,614,812 14,279,571 8,891,118 80,679,694 11,851,483
Investments sold 4,634,742 – 55,042,440 7,838,709 – 11,085,065
Reclaims 3,389 89,952 – – – 10,738
Reimbursement from Adviser 13,182 68,862 192 46,121 25,112 78,164
Shares sold 1,877,658 1,448,361 6,405,635 232,438 6,492,873 1,746,353
Variation margin on futures contracts 57,976 – – – 1,620,094 183,594
Variation margin on swaps contracts – – – – – 23,104
Other 54,173 83,485 361,310 84,650 395,775 117,814
Total assets 391,037,802 889,446,367 2,185,298,894 569,290,822 6,282,823,834 1,439,570,559
LIABILITIES
Cash overdraft denominated in foreign currencies
*
– – – 1,367 – –
Unrealized depreciation on forward foreign
currency contracts 5,373 – – – – 106,271
Payables:
Management fees 146,939 452,578 882,212 244,364 2,909,461 496,459
Collateral from securities lending 8,262,312 12,659,836 6,149,517 12,769,191 190,584,692 6,384,977
Dividends 17,887 434,670 905,521 69,341 4,154,339 833,649
Interest 409 210 39,991 1,517 12,346 261
Investments purchased - regular settlement 2,552,020 4,384,143 2,745 520,250 11,066,167 35,105,062
Investments purchased - when-issued/delayed-
delivery settlement 13,970,133 – 153,982,587 7,858,475 – 33,590,421
Shares redeemed 786,935 1,495,790 8,474,421 1,323,735 18,503,114 2,228,402
Unfunded senior loans 173,290 – 4,195,097 – – 328,621
Variation margin on swaps contracts – – 77,840 – – –
Accrued expenses:
Custodian fees 53,571 103,760 427,251 115,127 402,617 168,762
Directors/Trustees fees 19,766 46,475 84,258 35,376 218,486 49,999
Professional fees 21,103 27,909 30,314 27,020 48,853 26,913
Shareholder reporting expenses 21,027 29,430 39,273 45,119 101,207 43,925
Shareholder servicing agent fees 136,217 142,313 286,550 348,094 961,315 224,729
12b-1 distribution and service fees 14,165 96,702 68,767 22,015 180,947 51,775
Other 227 1,199 1,021 2,809 35,516 26,104
Total liabilities 26,181,374 19,875,015 175,647,365 23,383,800 229,179,060 79,666,330
Net assets $ 364,856,428 $ 869,571,352 $ 2,009,651,529 $ 545,907,022 $ 6,053,644,774 $ 1,359,904,229
NET ASSETS CONSIST OF:
Paid-in capital $ 504,272,262 $ 1,068,450,397 $ 2,379,622,034 $ 756,283,742 $ 6,414,858,204 $ 1,457,534,215
Total distributable earnings (loss) (139,415,834) (198,879,045) (369,970,505) (210,376,720) (361,213,430) (97,629,986)
Net assets $ 364,856,428 $ 869,571,352 $ 2,009,651,529 $ 545,907,022 $ 6,053,644,774 $ 1,359,904,229
†
Long-term investments, cost $ 342,337,494 $ 791,937,171 $ 1,992,245,174 $ 512,210,650 $ 5,801,458,041 $ 1,327,425,381
++
Affiliated investments, cost $ 4,985,000 $ — $ 1,002,600 $ — $ 74,903,375 $ —
◊
Short-term investments, cost $ 21,730,627 $ 27,600,000 $ 151,702,490 $ 17,002,700 $ 32,578,703 $ 73,536,720

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

February 28, 2026 (Unaudited) Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
‡ Includes securities loaned of $ 7,960,979 $ 12,095,247 $ — $ 12,258,483 $ 182,757,946 $ 6,135,915
^
Cash denominated in foreign currencies, cost $ 13 $ – $ – $ – $ – $ 37
*
Cash overdraft denominated in foreign
currencies, cost $ – $ – $ – $ 1,248 $ – $ –
Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
CLASS A:
Net assets $ 48,472,325 $ 180,551,712 $ 181,968,120 $ 64,518,975 $ 484,604,104 $ 164,390,967
Shares outstanding 7,272,231 9,009,680 10,329,175 3,611,732 29,663,583 16,343,315
Net asset value ("NAV") per share $ 6.67 $ 20.04 $ 17.62 $ 17.86 $ 16.34 $ 10.06
Maximum sales charge 4.75% 4.75% 3.00% 4.75% 4.75% 4.25%
Offering price per share (NAV per share plus
maximum sales charge) $ 7.00 $ 21.04 $ 18.16 $ 18.75 $ 17.15 $ 10.51
CLASS C:
Net assets $ 6,399,069 $ 80,712,149 $ 41,104,143 $ 12,764,665 $ 115,911,588 $ 26,971,445
Shares outstanding 961,640 4,034,989 2,332,832 715,206 7,090,354 2,694,417
NAV and offering price per share $ 6.65 $ 20.00 $ 17.62 $ 17.85 $ 16.35 $ 10.01
CLASS R6:
Net assets $ — $ 38,639,364 $ 793,096,163 $ 22,963,743 $ 1,165,583,730 $ 342,337,917
Shares outstanding — 1,913,984 44,786,523 1,277,010 71,098,230 33,921,050
NAV and offering price per share $ — $ 20.19 $ 17.71 $ 17.98 $ 16.39 $ 10.09
CLASS I:
Net assets $ 309,985,034 $ 569,668,127 $ 993,483,103 $ 445,659,639 $ 4,287,545,352 $ 826,203,900
Shares outstanding 46,415,493 28,390,932 56,339,501 24,917,605 262,159,659 82,148,362
NAV and offering price per share $ 6.68 $ 20.07 $ 17.63 $ 17.89 $ 16.35 $ 10.06
Authorized shares - per class 2 billion Unlimited Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.0001
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
See Notes to Financial Statements

Six Months Ended February 28, 2026 (Unaudited) Credit Income Flexible Income
Floating Rate
Income High Yield Income
INVESTMENT INCOME
Affiliated income $ — $ 8,993 $ — $ —
Dividends 112,362 5,396,339 1,556,610 31,391
Dividends from affiliated investments 30,020 — 10,060 —
Interest 11,161,672 19,949,617 76,460,050 22,267,726
Securities lending income, net 41,549 35,215 150,184 80,241
Total investment income 11,345,603 25,390,164 78,176,904 22,379,358
EXPENSES
– – – –
Management fees 811,017 2,891,550 5,472,863 1,647,982
12b-1 service fees - Class A 58,111 218,559 255,007 76,789
12b-1 distribution and service fees - Class C 31,096 414,970 221,185 58,638
Shareholder servicing agent fees - Class A 38,347 55,011 84,028 46,425
Shareholder servicing agent fees - Class C 5,158 26,159 18,213 8,852
Shareholder servicing agent fees - Class R6 — 401 9,504 383
Shareholder servicing agent fees - Class I 207,191 180,009 419,983 353,865
Interest expense 1,705 739 148,760 5,513
Directors/Trustees fees 8,351 25,954 56,535 17,058
Custodian expenses 23,331 44,051 180,426 50,412
Registration fees 32,647 38,793 70,559 33,159
Professional fees 29,114 35,397 76,359 32,871
Shareholder reporting expenses 29,705 33,017 44,191 43,383
Other 3,615 5,762 9,105 5,297
Total expenses before fee waiver/expense reimbursement 1,279,388 3,970,372 7,066,718 2,380,627
Fee waiver/expense reimbursement (144,014) (346,977) — (169,894)
Net expenses 1,135,374 3,623,395 7,066,718 2,210,733
Net investment income (loss) 10,210,229 21,766,769 71,110,186 20,168,625
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 587,841 23,216,158 (10,442,629) 2,774,174
Forward foreign currency contracts 7,950 — — —
Futures contracts 142,455 — — —
Swap contracts — — (18,738) —
Foreign currency transactions 486 — — —
Net realized gain (loss) 738,732 23,216,158 (10,461,367) 2,774,174
Change in unrealized appreciation (depreciation) on:
Investments (1,106,157) 14,173,603 (34,276,783) (2,000,829)
Affiliated investments 23,000 — (200) —
Forward foreign currency contracts (8,635) — — —
Futures contracts (24,479) — — —
Swap contracts — — 125,925 —
Foreign currency translations 421 — — (14)
Net change in unrealized appreciation (depreciation) (1,115,850) 14,173,603 (34,151,058) (2,000,843)
Net realized and unrealized gain (loss) (377,118) 37,389,761 (44,612,425) 773,331
Net increase (decrease) in net assets from operations $ 9,833,111 $ 59,156,530 $ 26,497,761 $ 20,941,956

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended February 28, 2026 (Unaudited)
Preferred Securities
and Income Strategic Income
INVESTMENT INCOME
Dividends $ 17,464,254 $ 252
Dividends from affiliated investments 588,947 —
Interest 169,327,677 38,791,641
Securities lending income, net 534,609 39,328
Total investment income 187,915,487 38,831,221
EXPENSES
– –
Management fees 17,948,580 3,015,426
12b-1 service fees - Class A 587,147 192,636
12b-1 distribution and service fees - Class C 563,723 121,107
Shareholder servicing agent fees - Class A 177,881 66,249
Shareholder servicing agent fees - Class C 42,706 10,398
Shareholder servicing agent fees - Class R6 15,989 10,029
Shareholder servicing agent fees - Class I 1,546,518 320,317
Interest expense 48,656 1,030
Directors/Trustees fees 165,382 36,670
Custodian expenses 176,553 72,363
Registration fees 131,441 62,375
Professional fees 70,083 36,633
Shareholder reporting expenses 142,423 40,108
Other 15,319 7,103
Total expenses before fee waiver/expense reimbursement 21,632,401 3,992,444
Fee waiver/expense reimbursement — (410,243)
Net expenses 21,632,401 3,582,201
Net investment income (loss) 166,283,086 35,249,020
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 7,614,292 5,520,581
Forward foreign currency contracts — 133,857
Futures contracts 7,943,046 2,305,692
Swap contracts — (112,198)
Foreign currency transactions (3) 42,035
Net realized gain (loss) 15,557,335 7,889,967
Change in unrealized appreciation (depreciation) on:
Investments 121,934,443 8,115,744
Affiliated investments 158,919 —
Forward foreign currency contracts — (131,683)
Futures contracts 910,576 69,034
Swap contracts — (61,468)
Foreign currency translations — 3,132
Net change in unrealized appreciation (depreciation) 123,003,938 7,994,759
Net realized and unrealized gain (loss) 138,561,273 15,884,726
Net increase (decrease) in net assets from operations $ 304,844,359 $ 51,133,746

Statement of Changes in Net Assets
See Notes to Financial Statements

Credit Income Flexible Income
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 10,210,229 $ 9,861,588 $ 21,766,769 $ 44,596,878
Net realized gain (loss) 738,732 (974,382) 23,216,158 (6,996,126)
Net change in unrealized appreciation (depreciation) (1,115,850) 3,029,816 14,173,603 23,544,646
Net increase (decrease) in net assets from operations 9,833,111 11,917,022 59,156,530 61,145,398
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,627,814) (4,154,447) (5,282,618) (5,956,884)
Class C (195,521) (473,436) (2,186,918) (2,687,594)
Class R6 — — (605,264) (531,919)
Class I (8,851,431) (6,588,592) (17,976,391) (23,469,161)
Return of Capital:
Class A — — — (2,730,505)
Class C — — — (1,588,514)
Class R6 — — — (222,053)
Class I — — — (10,028,362)
Total distributions (10,674,766) (11,216,475) (26,051,191) (47,214,992)
FUND SHARE TRANSACTIONS
Subscriptions 150,265,074 193,160,478 105,888,053 104,920,773
Reinvestments of distributions 10,559,592 10,919,283 24,730,451 45,727,811
Redemptions (27,702,299) (59,859,310) (131,269,112) (362,826,418)
Net increase (decrease) from Fund share transactions 133,122,367 144,220,451 (650,608) (212,177,834)
Net increase (decrease) in net assets 132,280,712 144,920,998 32,454,731 (198,247,428)
Net assets at the beginning of period 232,575,716 87,654,718 837,116,621 1,035,364,049
Net assets at the end of period $ 364,856,428 $ 232,575,716 $ 869,571,352 $ 837,116,621

See Notes to Financial Statements

Floating Rate Income High Yield Income
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 71,110,186 $ 118,591,789 $ 20,168,625 $ 48,940,049
Net realized gain (loss) (10,461,367) (21,341,786) 2,774,174 (302,371)
Net change in unrealized appreciation (depreciation) (34,151,058) 7,081,172 (2,000,843) (753,858)
Net increase (decrease) in net assets from operations 26,497,761 104,331,175 20,941,956 47,883,820
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (7,136,437) (16,923,196) (2,253,628) (4,483,363)
Class C (1,381,950) (3,407,278) (386,939) (831,810)
Class R6 (23,878,140) (20,081,086) (815,559) (1,899,960)
Class I (37,097,549) (81,903,164) (17,729,037) (43,761,517)
Total distributions (69,494,076) (122,314,724) (21,185,163) (50,976,650)
FUND SHARE TRANSACTIONS
Subscriptions 875,156,047 778,530,046 65,262,391 149,518,668
Reinvestments of distributions 63,546,254 108,808,189 20,612,808 49,256,021
Redemptions (483,956,672) (793,925,225) (145,006,717) (252,179,134)
Net increase (decrease) from Fund share transactions 454,745,629 93,413,010 (59,131,518) (53,404,445)
Net increase (decrease) in net assets 411,749,314 75,429,461 (59,374,725) (56,497,275)
Net assets at the beginning of period 1,597,902,215 1,522,472,754 605,281,747 661,779,022
Net assets at the end of period $ 2,009,651,529 $ 1,597,902,215 $ 545,907,022 $ 605,281,747

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Preferred Securities and Income Strategic Income
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
Unaudited
Six Months Ended
2/28/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 166,283,086 $ 290,129,929 $ 35,249,020 $ 62,114,053
Net realized gain (loss) 15,557,335 (11,261,334) 7,889,967 (12,563,303)
Net change in unrealized appreciation (depreciation) 123,003,938 118,722,840 7,994,759 12,927,178
Net increase (decrease) in net assets from operations 304,844,359 397,591,435 51,133,746 62,477,928
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (13,151,729) (25,346,949) (4,269,633) (9,001,828)
Class C (2,740,586) (5,978,155) (578,984) (1,064,482)
Class R6 (28,298,324) (37,835,606) (9,418,396) (19,112,428)
Class I (119,664,240) (220,299,721) (21,586,479) (37,760,450)
Total distributions (163,854,879) (289,460,431) (35,853,492) (66,939,188)
FUND SHARE TRANSACTIONS
Subscriptions 1,084,602,756 1,767,095,427 319,601,719 450,690,437
Reinvestments of distributions 140,004,528 249,861,390 31,071,053 58,253,667
Redemptions (729,613,536) (1,550,449,335) (148,273,988) (278,903,938)
Net increase (decrease) from Fund share transactions 494,993,748 466,507,482 202,398,784 230,040,166
Net increase (decrease) in net assets 635,983,228 574,638,486 217,679,038 225,578,906
Net assets at the beginning of period 5,417,661,546 4,843,023,060 1,142,225,191 916,646,285
Net assets at the end of period $ 6,053,644,774 $ 5,417,661,546 $ 1,359,904,229 $ 1,142,225,191

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Credit Income
Class
A
2/28/26
(d)
$ 6.68 $ 0.22 $ — $ 0.22 $ (0.23) $ — $ — $ (0.23) $ 6.67
8/31/25
6.72 0.50 0.03 0.53 (0.57) — — (0.57) 6.68
8/31/24
6.36 0.58 0.30 0.88 (0.52) — — (0.52) 6.72
8/31/23
6.36 0.47 (0.05) 0.42 (0.42) — — (0.42) 6.36
8/31/22
(f)
6.22 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.36
6/30/22
7.42 0.32 (1.20) (0.88) (0.32) — — (0.32) 6.22
6/30/21
6.69 0.34 0.71 1.05 (0.32) — — (0.32) 7.42
Class
C
2/28/26
(d)
6.67 0.19 — 0.19 (0.21) — — (0.21) 6.65
8/31/25
6.71 0.45 0.03 0.48 (0.52) — — (0.52) 6.67
8/31/24
6.35 0.53 0.30 0.83 (0.47) — — (0.47) 6.71
8/31/23
6.35 0.42 (0.05) 0.37 (0.37) — — (0.37) 6.35
8/31/22
(f)
6.21 0.05 0.14 0.19 (0.04) — (0.01) (0.05) 6.35
6/30/22
7.41 0.26 (1.19) (0.93) (0.27) — — (0.27) 6.21
6/30/21
6.69 0.29 0.70 0.99 (0.27) — — (0.27) 7.41
Class
I
2/28/26
(d)
6.69 0.23 — 0.23 (0.24) — — (0.24) 6.68
8/31/25
6.73 0.50 0.05 0.55 (0.59) — — (0.59) 6.69
8/31/24
6.37 0.60 0.30 0.90 (0.54) — — (0.54) 6.73
8/31/23
6.37 0.48 (0.04) 0.44 (0.44) — — (0.44) 6.37
8/31/22
(f)
6.23 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.37
6/30/22
7.45 0.34 (1.22) (0.88) (0.34) — — (0.34) 6.23
6/30/21
6.71 0.36 0.72 1.08 (0.34) — — (0.34) 7.45
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
3 .21% $ 48,472 1 .05%
(e)
0 .96%
(e)
6 .65%
(e)
31%
8 .22 47,766 1 .07 0 .96 7 .55 99
14 .38 48,050 1 .25 1 .04 8 .87 133
6 .87 47,566 1 .23 1 .01 7 .49 86
3 .16 51,908 1 .50
(e)
1 .03
(e)
5 .53
(e)
6
( 12 .23 ) 51,332 1 .15 1 .00 4 .51 120
16 .01 77,953 1 .12 1 .00 4 .75 196
2 .85 6,399 1 .80
(e)
1 .71
(e)
5 .90
(e)
31
7 .39 6,373 1 .82 1 .71 6 .81 99
13 .57 6,346 1 .99 1 .79 8 .12 133
6 .09 6,265 1 .98 1 .76 6 .72 86
3 .02 8,926 2 .25
(e)
1 .78
(e)
4 .77
(e)
6
( 12 .92 ) 8,887 1 .90 1 .75 3 .70 120
15 .03 15,101 1 .87 1 .75 4 .02 196
3 .50 309,985 0 .80
(e)
0 .70
(e)
6 .92
(e)
31
8 .49 178,437 0 .82 0 .71 7 .59 99
14 .67 33,259 0 .99 0 .79 9 .17 133
7 .16 26,519 0 .98 0 .76 7 .61 86
3 .20 60,706 1 .25
(e)
0 .78
(e)
5 .55
(e)
6
( 12 .23 ) 25,439 0 .90 0 .75 4 .63 120
16 .40 94,051 0 .87 0 .75 4 .99 196

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Flexible Income
Class
A
2/28/26
(e)
$ 19.28 $ 0.49 $ 0.86 $ 1.35 $ (0.59) $ — $ — $ (0.59) $ 20.04
8/31/25
18.93 0.89 0.40 1.29 (0.64) — (0.30) (0.94) 19.28
8/31/24
18.11 0.86 0.91 1.77 (0.64) — (0.31) (0.95) 18.93
8/31/23
18.93 0.81 (0.43) 0.38 (1.20) — — (1.20) 18.11
8/31/22
(g)
22.27 0.72 (3.16) (2.44) (0.90) — — (0.90) 18.93
9/30/21
21.36 0.81 1.04 1.85 (0.94) — — (0.94) 22.27
9/30/20
22.06 0.88 (0.39) 0.49 (1.19) — — (1.19) 21.36
Class
C
2/28/26
(e)
19.24 0.42 0.86 1.28 (0.52) — — (0.52) 20.00
8/31/25
18.89 0.74 0.41 1.15 (0.50) — (0.30) (0.80) 19.24
8/31/24
18.08 0.72 0.90 1.62 (0.50) — (0.31) (0.81) 18.89
8/31/23
18.90 0.67 (0.43) 0.24 (1.06) — — (1.06) 18.08
8/31/22
(g)
22.22 0.58 (3.15) (2.57) (0.75) — — (0.75) 18.90
9/30/21
21.31 0.64 1.04 1.68 (0.77) — — (0.77) 22.22
9/30/20
22.01 0.72 (0.39) 0.33 (1.03) — — (1.03) 21.31
Class
R6
2/28/26
(e)
19.42 0.53 0.86 1.39 (0.62) — — (0.62) 20.19
8/31/25
19.06 0.95 0.42 1.37 (0.71) — (0.30) (1.01) 19.42
8/31/24
18.24 0.92 0.91 1.83 (0.70) — (0.31) (1.01) 19.06
8/31/23
19.06 0.87 (0.43) 0.44 (1.26) — — (1.26) 18.24
8/31/22
(g)
22.42 0.79 (3.19) (2.40) (0.96) — — (0.96) 19.06
9/30/21
21.50 0.89 1.04 1.93 (1.01) — — (1.01) 22.42
9/30/20
22.20 0.96 (0.40) 0.56 (1.26) — — (1.26) 21.50
Class
I
2/28/26
(e)
19.30 0.52 0.86 1.38 (0.61) — — (0.61) 20.07
8/31/25
18.95 0.94 0.40 1.34 (0.69) — (0.30) (0.99) 19.30
8/31/24
18.13 0.91 0.90 1.81 (0.68) — (0.31) (0.99) 18.95
8/31/23
18.95 0.86 (0.44) 0.42 (1.24) — — (1.24) 18.13
8/31/22
(g)
22.29 0.77 (3.16) (2.39) (0.95) — — (0.95) 18.95
9/30/21
21.38 0.87 1.03 1.90 (0.99) — — (0.99) 22.29
9/30/20
22.08 0.93 (0.39) 0.54 (1.24) — — (1.24) 21.38
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
7 .09% $ 180,552 1 .04%
(f)
0 .96%
(f)
5 .03%
(f)
18%
7 .05 170,489 1 .03 0 .96 4 .71 27
10 .04 180,920 1 .04 0 .96 4 .69 40
2 .13 190,438 1 .03 0 .96 4 .45 26
( 11 .18 ) 230,505 1 .02
(f)
0 .95
(f)
3 .78
(f)
31
8 .71 298,734 1 .04 0 .95 3 .66 30
2 .35 264,865 1 .04 0 .96 4 .13 38
6 .71 80,712 1 .79
(f)
1 .71
(f)
4 .27
(f)
18
6 .25 87,598 1 .78 1 .71 3 .95 27
9 .17 119,398 1 .79 1 .71 3 .94 40
1 .37 150,633 1 .78 1 .71 3 .70 26
( 11 .81 ) 208,775 1 .77
(f)
1 .70
(f)
3 .03
(f)
31
7 .97 276,035 1 .79 1 .70 2 .91 30
1 .59 262,068 1 .79 1 .71 3 .38 38
7 .27 38,639 0 .73
(f)
0 .65
(f)
5 .45
(f)
18
7 .40 14,523 0 .72 0 .65 5 .02 27
10 .36 14,599 0 .73 0 .65 5 .00 40
2 .48 15,278 0 .72 0 .65 4 .75 26
( 10 .96 ) 15,113 0 .71
(f)
0 .64
(f)
4 .12
(f)
31
9 .09 14,881 0 .72 0 .64 3 .97 30
2 .69 6,682 0 .72 0 .64 4 .46 38
7 .21 569,668 0 .79
(f)
0 .71
(f)
5 .27
(f)
18
7 .31 564,507 0 .78 0 .71 4 .95 27
10 .31 720,447 0 .79 0 .71 4 .94 40
2 .40 833,193 0 .78 0 .71 4 .69 26
( 11 .00 ) 1,040,308 0 .77
(f)
0 .70
(f)
4 .03
(f)
31
9 .02 1,283,908 0 .79 0 .70 3 .90 30
2 .60 1,060,386 0 .79 0 .71 4 .38 38

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Floating Rate Income
Class
A
2/28/26
(d)
$ 18.00 $ 0.64 $ (0.40) $ 0.24 $ (0.62) $ — $ (0.62) $ 17.62
8/31/25
18.18 1.35 (0.13) 1.22 (1.40) — (1.40) 18.00
8/31/24
17.99 1.50 0.31 1.81 (1.62) — (1.62) 18.18
8/31/23
18.11 1.36 (0.11) 1.25 (1.37) — (1.37) 17.99
8/31/22
(f)
19.06 0.63 (0.93) (0.30) (0.65) — (0.65) 18.11
9/30/21
17.80 0.72 1.32 2.04 (0.78) — (0.78) 19.06
9/30/20
19.08 0.80 (1.14) (0.34) (0.94) — (0.94) 17.80
Class
C
2/28/26
(d)
18.01 0.57 (0.41) 0.16 (0.55) — (0.55) 17.62
8/31/25
18.18 1.22 (0.13) 1.09 (1.26) — (1.26) 18.01
8/31/24
17.99 1.37 0.31 1.68 (1.49) — (1.49) 18.18
8/31/23
18.11 1.23 (0.11) 1.12 (1.24) — (1.24) 17.99
8/31/22
(f)
19.06 0.50 (0.93) (0.43) (0.52) — (0.52) 18.11
9/30/21
17.80 0.59 1.31 1.90 (0.64) — (0.64) 19.06
9/30/20
19.08 0.66 (1.14) (0.48) (0.80) — (0.80) 17.80
Class
R6
2/28/26
(d)
18.10 0.66 (0.40) 0.26 (0.65) — (0.65) 17.71
8/31/25
18.27 1.42 (0.13) 1.29 (1.46) — (1.46) 18.10
8/31/24
18.09 1.57 0.30 1.87 (1.69) — (1.69) 18.27
8/31/23
18.21 1.45 (0.13) 1.32 (1.44) — (1.44) 18.09
8/31/22
(f)
19.16 0.69 (0.93) (0.24) (0.71) — (0.71) 18.21
9/30/21
17.88 0.79 1.33 2.12 (0.84) — (0.84) 19.16
9/30/20
19.17 0.86 (1.15) (0.29) (1.00) — (1.00) 17.88
Class
I
2/28/26
(d)
18.02 0.66 (0.40) 0.26 (0.65) — (0.65) 17.63
8/31/25
18.20 1.40 (0.14) 1.26 (1.44) — (1.44) 18.02
8/31/24
18.01 1.55 0.31 1.86 (1.67) — (1.67) 18.20
8/31/23
18.14 1.38 (0.09) 1.29 (1.42) — (1.42) 18.01
8/31/22
(f)
19.08 0.67 (0.92) (0.25) (0.69) — (0.69) 18.14
9/30/21
17.81 0.77 1.32 2.09 (0.82) — (0.82) 19.08
9/30/20
19.10 0.84 (1.15) (0.31) (0.98) — (0.98) 17.81
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
1 .34% $ 181,968 0 .96%
(e)
7 .15%
(e)
32%
6 .93 213,719 0 .97 7 .49 49
10 .51 211,263 0 .99 8 .31 24
7 .24 204,409 1 .02 7 .61 24
( 1 .61 ) 246,410 0 .94
(e)
3 .70
(e)
37
11 .67 121,925 1 .03 3 .88 52
( 1 .81 ) 90,684 1 .01 4 .43 63
0 .91 41,104 1 .71
(e)
6 .40
(e)
32
6 .18 47,085 1 .72 6 .75 49
9 .69 51,907 1 .74 7 .56 24
6 .45 48,289 1 .77 6 .89 24
( 2 .30 ) 55,285 1 .69
(e)
2 .93
(e)
37
10 .79 34,192 1 .78 3 .14 52
( 2 .50 ) 33,375 1 .76 3 .66 63
1 .46 793,096 0 .63
(e)
7 .43
(e)
32
7 .33 276,319 0 .65 7 .79 49
10 .79 274,487 0 .67 8 .64 24
7 .59 271,373 0 .70 8 .08 24
( 1 .29 ) 227,215 0 .61
(e)
4 .03
(e)
37
12 .03 83,970 0 .70 4 .20 52
( 1 .46 ) 55,634 0 .67 4 .75 63
1 .42 993,483 0 .71
(e)
7 .44
(e)
32
7 .20 1,060,780 0 .72 7 .73 49
10 .79 984,816 0 .74 8 .56 24
7 .46 1,016,373 0 .77 7 .73 24
( 1 .32 ) 1,795,387 0 .69
(e)
3 .97
(e)
37
11 .93 828,572 0 .78 4 .10 52
( 1 .56 ) 535,410 0 .76 4 .65 63

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
High Yield Income
Class
A
2/28/26
(d)
$ 17.87 $ 0.62 $ 0.02 $ 0.64 $ (0.65) $ — $ (0.65) $ 17.86
8/31/25
17.91 1.29 0.01 1.30 (1.34) — (1.34) 17.87
8/31/24
17.07 1.26 0.85 2.11 (1.27) — (1.27) 17.91
8/31/23
17.09 1.10 (0.05) 1.05 (1.07) — (1.07) 17.07
8/31/22
(f)
19.77 0.77 (2.68) (1.91) (0.77) — (0.77) 17.09
9/30/21
18.51 0.86 1.40 2.26 (1.00) — (1.00) 19.77
9/30/20
20.16 1.04 (1.57) (0.53) (1.12) — (1.12) 18.51
Class
C
2/28/26
(d)
17.85 0.55 0.03 0.58 (0.58) — (0.58) 17.85
8/31/25
17.90 1.15 0.01 1.16 (1.21) — (1.21) 17.85
8/31/24
17.06 1.13 0.84 1.97 (1.13) — (1.13) 17.90
8/31/23
17.08 0.97 (0.05) 0.92 (0.94) — (0.94) 17.06
8/31/22
(f)
19.75 0.64 (2.67) (2.03) (0.64) — (0.64) 17.08
9/30/21
18.49 0.72 1.40 2.12 (0.86) — (0.86) 19.75
9/30/20
20.14 0.89 (1.56) (0.67) (0.98) — (0.98) 18.49
Class
R6
2/28/26
(d)
17.99 0.66 0.02 0.68 (0.69) — (0.69) 17.98
8/31/25
18.02 1.37 0.02 1.39 (1.42) — (1.42) 17.99
8/31/24
17.17 1.33 0.86 2.19 (1.34) — (1.34) 18.02
8/31/23
17.19 1.19 (0.07) 1.12 (1.14) — (1.14) 17.17
8/31/22
(f)
19.88 0.84 (2.70) (1.86) (0.83) — (0.83) 17.19
9/30/21
18.60 0.93 1.42 2.35 (1.07) — (1.07) 19.88
9/30/20
20.25 1.11 (1.57) (0.46) (1.19) — (1.19) 18.60
Class
I
2/28/26
(d)
17.89 0.64 0.04 0.68 (0.68) — (0.68) 17.89
8/31/25
17.94 1.33 0.01 1.34 (1.39) — (1.39) 17.89
8/31/24
17.09 1.31 0.85 2.16 (1.31) — (1.31) 17.94
8/31/23
17.11 1.15 (0.06) 1.09 (1.11) — (1.11) 17.09
8/31/22
(f)
19.79 0.81 (2.67) (1.86) (0.82) — (0.82) 17.11
9/30/21
18.53 0.91 1.40 2.31 (1.05) — (1.05) 19.79
9/30/20
20.17 1.08 (1.55) (0.47) (1.17) — (1.17) 18.53
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
3 .64% $ 64,519 1 .06%
(e)
1 .00%
(e)
6 .99%
(e)
44%
7 .55 59,354 1 .07 1 .00 7 .23 170
12 .81 58,657 1 .08 1 .01 7 .26 181
6 .37 49,840 1 .07 1 .00 6 .51 135
( 9 .85 ) 50,895 1 .05
(e)
1 .00
(e)
4 .54
(e)
116
12 .44 53,994 1 .06 0 .99 4 .40 134
( 2 .58 ) 39,747 1 .04 1 .00 5 .43 128
3 .32 12,765 1 .81
(e)
1 .75
(e)
6 .25
(e)
44
6 .71 11,248 1 .82 1 .75 6 .48 170
11 .96 11,835 1 .83 1 .76 6 .50 181
5 .57 13,359 1 .82 1 .75 5 .72 135
( 10 .46 ) 18,123 1 .80
(e)
1 .75
(e)
3 .76
(e)
116
11 .61 30,391 1 .81 1 .75 3 .69 134
( 3 .33 ) 36,222 1 .80 1 .75 4 .70 128
3 .84 22,964 0 .66
(e)
0 .60
(e)
7 .39
(e)
44
8 .02 19,779 0 .66 0 .59 7 .62 170
13 .26 17,151 0 .69 0 .62 7 .62 181
6 .70 17,731 0 .68 0 .61 6 .99 135
( 9 .50 ) 7,779 0 .67
(e)
0 .62
(e)
4 .94
(e)
116
12 .87 7,568 0 .70 0 .63 4 .78 134
( 2 .19 ) 6,567 0 .68 0 .63 5 .82 128
3 .83 445,660 0 .81
(e)
0 .75
(e)
7 .24
(e)
44
7 .77 514,901 0 .82 0 .75 7 .48 170
13 .14 574,136 0 .83 0 .76 7 .53 181
6 .62 427,359 0 .82 0 .75 6 .76 135
( 9 .63 ) 458,620 0 .80
(e)
0 .75
(e)
4 .77
(e)
116
12 .69 579,139 0 .81 0 .74 4 .66 134
( 2 .29 ) 427,818 0 .79 0 .75 5 .67 128

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Preferred Securities and Income
Class
A
2/28/26
(d)
$ 15.93 $ 0.46 $ 0.40 $ 0.86 $ (0.45) $ — $ — $ (0.45) $ 16.34
8/31/25
15.60 0.88 0.33 1.21 (0.88) — — (0.88) 15.93
8/31/24
14.46 0.84 1.17 2.01 (0.87) — — (0.87) 15.60
8/31/23
15.49 0.79 (0.98) (0.19) (0.84) — — (0.84) 14.46
8/31/22
(f)
17.84 0.66 (2.25) (1.59) (0.73) — (0.03) (0.76) 15.49
9/30/21
16.73 0.76 1.18 1.94 (0.83) — — (0.83) 17.84
9/30/20
17.21 0.83 (0.45) 0.38 (0.86) — — (0.86) 16.73
Class
C
2/28/26
(d)
15.94 0.40 0.40 0.80 (0.39) — — (0.39) 16.35
8/31/25
15.61 0.77 0.33 1.10 (0.77) — — (0.77) 15.94
8/31/24
14.47 0.73 1.17 1.90 (0.76) — — (0.76) 15.61
8/31/23
15.50 0.68 (0.98) (0.30) (0.73) — — (0.73) 14.47
8/31/22
(f)
17.85 0.55 (2.26) (1.71) (0.61) — (0.03) (0.64) 15.50
9/30/21
16.74 0.63 1.18 1.81 (0.70) — — (0.70) 17.85
9/30/20
17.21 0.70 (0.44) 0.26 (0.73) — — (0.73) 16.74
Class
R6
2/28/26
(d)
15.98 0.48 0.41 0.89 (0.48) — — (0.48) 16.39
8/31/25
15.65 0.94 0.32 1.26 (0.93) — — (0.93) 15.98
8/31/24
14.51 0.90 1.16 2.06 (0.92) — — (0.92) 15.65
8/31/23
15.53 0.84 (0.97) (0.13) (0.89) — — (0.89) 14.51
8/31/22
(f)
17.89 0.71 (2.26) (1.55) (0.78) — (0.03) (0.81) 15.53
9/30/21
16.77 0.83 1.18 2.01 (0.89) — — (0.89) 17.89
9/30/20
17.25 0.89 (0.46) 0.43 (0.91) — — (0.91) 16.77
Class
I
2/28/26
(d)
15.95 0.48 0.39 0.87 (0.47) — — (0.47) 16.35
8/31/25
15.62 0.92 0.33 1.25 (0.92) — — (0.92) 15.95
8/31/24
14.47 0.88 1.18 2.06 (0.91) — — (0.91) 15.62
8/31/23
15.50 0.83 (0.98) (0.15) (0.88) — — (0.88) 14.47
8/31/22
(f)
17.86 0.70 (2.26) (1.56) (0.77) — (0.03) (0.80) 15.50
9/30/21
16.74 0.81 1.19 2.00 (0.88) — — (0.88) 17.86
9/30/20
17.22 0.87 (0.45) 0.42 (0.90) — — (0.90) 16.74
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
5 .45% $ 484,604 0 .99%
(e)
5 .67%
(e)
8%
8 .03 463,327 1 .00 5 .66 28
14 .31 441,911 1 .03 5 .65 22
( 1 .21 ) 459,831 1 .01 5 .36 22
( 9 .07 ) 551,741 0 .99
(e)
4 .34
(e)
12
11 .79 597,657 0 .99 4 .32 14
2 .33 458,391 1 .03 4 .97 37
5 .06 115,912 1 .74
(e)
4 .92
(e)
8
7 .22 113,220 1 .75 4 .90 28
13 .46 130,468 1 .78 4 .90 22
( 1 .93 ) 146,126 1 .76 4 .62 22
( 9 .72 ) 184,904 1 .74
(e)
3 .57
(e)
12
10 .96 232,618 1 .74 3 .57 14
1 .63 235,790 1 .78 4 .21 37
5 .60 1,165,584 0 .67
(e)
6 .03
(e)
8
8 .35 857,656 0 .68 5 .97 28
14 .62 634,395 0 .70 5 .96 22
( 0 .81 ) 559,817 0 .69 5 .66 22
( 8 .84 ) 1,051,040 0 .67
(e)
4 .65
(e)
12
12 .16 944,235 0 .68 4 .65 14
2 .66 453,348 0 .69 5 .32 37
5 .51 4,287,545 0 .74
(e)
5 .92
(e)
8
8 .28 3,983,458 0 .75 5 .91 28
14 .64 3,636,249 0 .78 5 .89 22
( 0 .94 ) 3,222,096 0 .76 5 .62 22
( 8 .91 ) 3,338,638 0 .74
(e)
4 .57
(e)
12
12 .11 3,842,118 0 .74 4 .57 14
2 .57 2,792,500 0 .78 5 .20 37

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Strategic Income
Class
A
2/28/26
(d)
$ 9.93 $ 0.27 $ 0.13 $ 0.40 $ (0.27) $ — $ (0.27) $ 10.06
8/31/25
9.99 0.58 (0.02) 0.56 (0.62) — (0.62) 9.93
8/31/24
9.55 0.57 0.45 1.02 (0.58) — (0.58) 9.99
8/31/23
9.78 0.49 (0.23) 0.26 (0.49) — (0.49) 9.55
8/31/22
(f)
9.66 0.07 0.12 0.19 (0.07) — (0.07) 9.78
6/30/22
11.23 0.35 (1.59) (1.24) (0.33) — (0.33) 9.66
6/30/21
10.69 0.34 0.53 0.87 (0.33) — (0.33) 11.23
Class
C
2/28/26
(d)
9.88 0.23 0.14 0.37 (0.24) — (0.24) 10.01
8/31/25
9.94 0.50 (0.01) 0.49 (0.55) — (0.55) 9.88
8/31/24
9.51 0.50 0.43 0.93 (0.50) — (0.50) 9.94
8/31/23
9.73 0.41 (0.22) 0.19 (0.41) — (0.41) 9.51
8/31/22
(f)
9.61 0.05 0.13 0.18 (0.06) — (0.06) 9.73
6/30/22
11.17 0.26 (1.57) (1.31) (0.25) — (0.25) 9.61
6/30/21
10.64 0.26 0.52 0.78 (0.25) — (0.25) 11.17
Class
R6
2/28/26
(d)
9.97 0.29 0.12 0.41 (0.29) — (0.29) 10.09
8/31/25
10.02 0.61 — 0.61 (0.66) — (0.66) 9.97
8/31/24
9.59 0.61 0.43 1.04 (0.61) — (0.61) 10.02
8/31/23
9.82 0.52 (0.23) 0.29 (0.52) — (0.52) 9.59
8/31/22
(f)
9.69 0.07 0.13 0.20 (0.07) — (0.07) 9.82
6/30/22
11.27 0.39 (1.60) (1.21) (0.37) — (0.37) 9.69
6/30/21
10.73 0.38 0.53 0.91 (0.37) — (0.37) 11.27
Class
I
2/28/26
(d)
9.93 0.28 0.14 0.42 (0.29) — (0.29) 10.06
8/31/25
9.99 0.60 (0.01) 0.59 (0.65) — (0.65) 9.93
8/31/24
9.55 0.60 0.44 1.04 (0.60) — (0.60) 9.99
8/31/23
9.78 0.51 (0.23) 0.28 (0.51) — (0.51) 9.55
8/31/22
(f)
9.66 0.07 0.12 0.19 (0.07) — (0.07) 9.78
6/30/22
11.23 0.37 (1.58) (1.21) (0.36) — (0.36) 9.66
6/30/21
10.69 0.37 0.53 0.90 (0.36) — (0.36) 11.23
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
4 .12% $ 164,391 0 .86%
(e)
0 .80%
(e)
5 .44%
(e)
54%
5 .85 144,931 0 .87 0 .80 5 .84 87
11 .04 143,953 0 .93 0 .82 5 .94 60
2 .72 117,023 0 .96 0 .83 5 .12 66
1 .94 105,182 1 .02
(e)
0 .84
(e)
3 .99
(e)
10
( 11 .26 ) 102,000 0 .93 0 .83 3 .19 75
8 .25 139,845 0 .95 0 .84 3 .07 128
3 .74 26,971 1 .61
(e)
1 .55
(e)
4 .70
(e)
54
5 .06 21,434 1 .62 1 .55 5 .10 87
10 .11 14,533 1 .68 1 .57 5 .18 60
2 .04 12,794 1 .71 1 .59 4 .33 66
1 .82 18,212 1 .77
(e)
1 .59
(e)
3 .23
(e)
10
( 11 .91 ) 19,754 1 .68 1 .58 2 .43 75
7 .39 30,993 1 .70 1 .59 2 .33 128
4 .19 342,338 0 .53
(e)
0 .47
(e)
5 .77
(e)
54
6 .32 304,223 0 .54 0 .47 6 .18 87
11 .28 275,725 0 .59 0 .48 6 .28 60
3 .09 243,866 0 .62 0 .50 5 .45 66
2 .10 240,575 0 .69
(e)
0 .51
(e)
4 .31
(e)
10
( 10 .97 ) 236,581 0 .59 0 .49 3 .59 75
8 .59 67,689 0 .62 0 .51 3 .40 128
4 .25 826,204 0 .61
(e)
0 .55
(e)
5 .70
(e)
54
6 .12 671,636 0 .62 0 .55 6 .10 87
11 .32 482,436 0 .68 0 .57 6 .18 60
2 .97 327,839 0 .71 0 .58 5 .35 66
1 .99 329,623 0 .77
(e)
0 .59
(e)
4 .23
(e)
10
( 11 .01 ) 333,270 0 .68 0 .58 3 .46 75
8 .51 424,677 0 .70 0 .59 3 .32 128

Notes to Financial Statements

(Unaudited)
1. General Information
Trust and Fund Information : The Nuveen Investment Funds, Inc., Nuveen Investment Trust III and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Nuveen Investment Funds, Inc. is comprised of Nuveen Credit Income Fund (“Credit Income”) and Nuveen Strategic Income Fund
(“Strategic Income”), among others, Nuveen Investment Trust III is comprised of Nuveen Floating Rate Income Fund (“Floating Rate Income”) and
Nuveen High Yield Income Fund (“High Yield Income”), and Nuveen Investment Trust V is comprised of Nuveen Flexible Income Fund (“Flexible
Income”) and Nuveen Preferred Securities and Income Fund (“Preferred Securities and Income”) among others (each a “Fund” and collectively the
“Funds”). Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. Nuveen Investment Trust III was organized as a Massachusetts business trust on August 20, 1998. Nuveen Investment Trust V was organized as a Massachusetts business trust on September 27,
2006.
Current Fiscal Period : The end of the reporting period for the Funds is February 28, 2026, and the period covered by these Notes to Financial
Statements is the six months ended February 28, 2026 (the "current fiscal period").
Investment Adviser and Sub-Advisers: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation : None of the Trusts pay compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Directors/Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

Notes to Financial Statements
(continued)
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, the percentage of investments in non-U.S. securities for Preferred Securities and Income and Strategic
Income are as follows:
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable.
Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class.  Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Preferred Securities and Income Value
% of Total
Investments
Country:
United Kingdom $ 756,513,237 12.2%
Canada 726,386,076 11.7
France 572,289,636 9.3
Spain 316,133,073 5.1
Switzerland 302,475,326 4.9
Netherlands 80,150,318 1.3
Finland 68,931,821 1.1
Mexico 63,661,530 1.0
Bermuda 53,143,706 0.9
Other 93,436,116 1.6
Total non-U.S. Securities $3,033,120,839 49.1%
Strategic Income Value
% of Total
Investments
Country:
Mexico $ 43,250,123 3.1%
Canada 29,895,529 2.1
Brazil 23,343,578 1.7
Chile 18,969,758 1.3
Saudi Arabia 18,887,454 1.3
Turkey 15,808,876 1.1
United Kingdom 11,340,320 0.8
South Africa 11,255,433 0.8
Israel 11,018,959 0.8
Other 176,982,039 12.6
Total non-U.S. Securities $360,752,069 25.6%

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09) : In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270)
Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Notes to Financial Statements
(continued)
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Structured notes are valued based upon a price supplied by a pricing service and are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Credit Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 39,330,138 $ 852,300 $ 40,182,438
Common Stocks – 76,491 89 76,580
Corporate Bonds – 208,353,360 – 208,353,360
Exchange-Traded Funds 5,008,000 – – 5,008,000
Mortgage-Backed Securities – 27,986,902 – 27,986,902
Preferred Stock 2,941,031 – – 2,941,031
Sovereign Debt – 16,222,929 – 16,222,929
Variable Rate Senior Loan Interests – 48,300,393 – 48,300,393
Investments Purchased with Collateral from Securities
Lending 8,262,312 – – 8,262,312
Short-Term Investments:
Repurchase Agreements – 21,730,627 – 21,730,627
Investments in Derivatives:
Forward Foreign Currency Contracts* – (5,373) – (5,373)
Futures Contracts* 77,019 – – 77,019
Total $ 16,288,362 $ 361,995,467 $ 852,389 $ 379,136,218

Flexible Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 72,980,908 $ – $ – $ 72,980,908
Convertible Bonds – 13,464,115 – 13,464,115
Convertible Preferred Securities 22,759,067 – – 22,759,067
Corporate Bonds – 630,249,334 – 630,249,334
Preferred Stock 56,358,443 – – 56,358,443
Structured Notes – 38,774,099 – 38,774,099
Investments Purchased with Collateral from Securities
Lending 12,659,836 – – 12,659,836
Short-Term Investments:
Repurchase Agreements – 27,600,000 – 27,600,000
Total $ 164,758,254 $ 710,087,548 $ – $ 874,845,802
Floating Rate Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 561,475 $ 2,813,046 $ 205,406 $ 3,579,927
Corporate Bonds – 189,444,964 – 189,444,964
Exchange-Traded Funds 46,844,103 – – 46,844,103
Preferred Stock – – 294,833 294,833
Variable Rate Senior Loan Interests – 1,708,801,810 26,593 1,708,828,403
Warrants – 153,669 453 154,122
Investments Purchased with Collateral from Securities
Lending 6,149,517 – – 6,149,517
Short-Term Investments:
Investment Companies 151,702,490 – – 151,702,490
Investments in Derivatives:
Credit Default Swaps - Centrally Cleared* – 125,925 – 125,925
Total $ 205,257,585 $ 1,901,339,414 $ 527,285 $ 2,107,124,284
High Yield Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ 714,634 $ – $ 714,634
Corporate Bonds – 466,105,370 – 466,105,370
Variable Rate Senior Loan Interests – 55,085,860 – 55,085,860
Investments Purchased with Collateral from Securities
Lending 12,769,191 – – 12,769,191
Short-Term Investments:
Investment Companies 17,002,700 – – 17,002,700
Total $ 29,771,891 $ 521,905,864 $ – $ 551,677,755
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 5,197,808,646 $ 78,055,840 $ 5,275,864,486
Exchange-Traded Funds 75,062,294 – – 75,062,294
Preferred Stock 508,349,004 – – 508,349,004
U.S. Government and Agency Obligations – 100,732,455 – 100,732,455
Investments Purchased with Collateral from Securities
Lending 190,584,692 – – 190,584,692
Short-Term Investments:
Repurchase Agreements – 32,578,703 – 32,578,703
Investments in Derivatives:
Futures Contracts* 1,993,646 – – 1,993,646
Total $ 775,989,636 $ 5,331,119,804 $ 78,055,840 $ 6,185,165,280

Notes to Financial Statements
(continued)
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
Strategic Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 145,231,683 $ 2,378,325 $ 147,610,008
Corporate Bonds – 445,406,962 – 445,406,962
Mortgage-Backed Securities – 387,492,382 – 387,492,382
Sovereign Debt – 120,892,224 – 120,892,224
U.S. Government and Agency Obligations – 104,907,832 – 104,907,832
Variable Rate Senior Loan Interests – 122,752,734 – 122,752,734
Investments Purchased with Collateral from Securities
Lending 6,384,977 – – 6,384,977
Short-Term Investments:
Repurchase Agreements – 73,536,720 – 73,536,720
Investments in Derivatives:
Credit Default Swaps - Centrally Cleared* – (149,775) – (149,775)
Forward Foreign Currency Contracts* – (98,797) – (98,797)
Futures Contracts* 226,927 – – 226,927
Total $ 6,611,904 $ 1,399,971,965 $ 2,378,325 $ 1,408,962,194
* Represents net unrealized appreciation (depreciation).
Level 3
Credit Income Common Stocks
Asset-Backed
Securities
Balance at the beginning of period $89 $535,885
Gains (losses):
Net realized gains (losses) - -
Change in net unrealized appreciation (depreciation) - (127,257)
Purchases at cost - 450,310
Sales at proceeds - -
Net discounts (premiums) - (6,638)
Transfers into - -
Transfers (out of) - -
Balance at the end of period $89 $852,300
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $- $(127,257)
Level 3
Floating Rate Income
Common
Stocks
Variable Rate
Senior Loan
Interests
Preferred
Stocks Warrants
Balance at the beginning of period $211,634 $26,593 $- $12,529
Gains (losses):
Net realized gains (losses) 103,198 - - -
Change in net unrealized appreciation (depreciation) (6,228) (13,880) 17,292 (12,076)
Purchases at cost - - 277,541 -
Sales at proceeds (103,198) - - -
Net discounts (premiums) - 13,880 - -
Transfers into - - - -
Transfers (out of) - - - -
Balance at the end of period $205,406 $26,593 $294,833 $453
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $-
$(13,880)
$17,292 $(12,076)

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 3
Preferred Securities and Income Corporate Bonds
Balance at the beginning of period $28,697,000
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 49,358,840
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $78,055,840
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $49,358,840
Level 3
Strategic Income
Asset-Backed
Securities
Balance at the beginning of period $1,098,735
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 10,283
Purchases at cost -
Sales at proceeds (55,735)
Net discounts (premiums) -
Transfers into 1,325,042
Transfers (out of) -
Balance at the end of period $2,378,325
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $11,536
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Strategic Income
Asset-backed
Securities $- $- $- $(1,325,042) $1,325,042 $-

Notes to Financial Statements
(continued)
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the current fiscal period, were as follows:
4. Portfolio Securities
Unfunded Commitments: Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds (except Flexible Income and Preferred Securities and Income) may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds’ outstanding unfunded senior loan commitments were as follows:
Participation Commitments: With respect to the senior loans held in each Fund’s portfolio, the Funds (except Flexible Income and Preferred
Securities and Income) may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.
Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
Credit Income Asset-Backed Securities $401,990 Indicative Trade Broker Quote $26.36 N/A
450,399 Enterprise Value Acquisition Cost $15,856.00 N/A
Total $852,389
Floating Rate
Income Common Stocks
$792 Expected Recovery Recovery Proceeds $8.00 N/A
205,067 Enterprise Value Acquisition Cost $1,000.00 N/A
Preferred Stocks $294,833 Expected Recovery Recovery Proceeds $1,063.59 N/A
Variable Rate Senior Loan
Interests
$26,594 Broker-Dealer Price
Quotation(s)
Litigation Proceeds $0.55 N/A
Total $527,286
Preferred
Securities Corporate Bonds
$78,055,840 Indicative Trade Broker Quote $34.00 N/A
Strategic Income Asset-Backed Securities $2,378,325 Indicative Trade Broker Quote $90.26-$101.05 $96.27
Fund
Outstanding Unfunded Senior Loan
Commitments
Credit Income $ 173,290
Floating Rate Income 4,195,097
Strategic Income 328,621

Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Forward Foreign Currency Contracts: During the current fiscal period, Credit Income and Strategic Income used forward foreign currency contracts to manage non-U.S. dollar denominated currency exposure.
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Credit Income $– $7,960,979 $8,262,312
Flexible Income – 12,095,247 12,659,836
Floating Rate Income
(1)
– – 6,149,517
High Yield Income – 12,258,483 12,769,191
Preferred Securities and Income 337,577 182,420,369 190,584,692
Strategic Income – 6,135,915 6,384,977
*May include cash and investment of cash collateral.
(1)
As of the close of the current fiscal period, the Fund recalled all securities out on loan and returned the associated collateral to the Agent on the next business day.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Credit Income Fixed Income Clearing Corporation $ 21,730,627 $ (22,165,469)
Flexible Income Fixed Income Clearing Corporation 27,600,000 (28,152,185)
Preferred Securities and Income Fixed Income Clearing Corporation 32,578,703 (33,230,385)
Strategic Income Fixed Income Clearing Corporation 73,536,720 (75,007,672)
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
Credit Income
$ 214,769,426 $ 4,776,166 $ 87,695,576 $ 1,044,063
Flexible Income
149,661,128 — 168,589,880 —
Floating Rate Income
1,010,369,797 15,888,985 585,891,386 16,000,000
High Yield Income
240,762,527 — 306,027,144 —
Preferred Securities and Income
919,457,635 — 433,541,227 —
Strategic Income
440,787,142 433,249,267 212,315,731 451,687,861

Notes to Financial Statements
(continued)
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Funds realizes gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
Credit Default Swap Contracts: A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. During the current fiscal period, Floating Rate Income used credit default swap contracts to purchase credit protection on a basket of high yield credits and Strategic
Income used credit default swap index contracts to gain broad exposure to the high yield bond market.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid
(received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For
OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of swap contracts outstanding during the current fiscal period was as follows:
Fund
Average Notional Amount of Forward
Contracts Outstanding
*
Credit Income $ 785,107
Strategic Income 10,253,498
Fund Counterparty
Gross Unrealized
Appreciation on
Forward Foreign
Currency Contracts*
Gross Unrealized
(Depreciation) on
Forward Foreign
Currency Contracts*
Net Unrealized
Appreciation
(Depreciation) on
Forward Foreign
Currency Contracts
Collateral
Pledged
to (from)
Counterparty Net Exposure
Credit Income
Morgan Stanley Capital Services
LLC $ - $ (5,373) $ (5,373) $ - $ (5,373)
Strategic Income Barclays Bank PLC - (37,780) (37,780) - (37,780)
Morgan Stanley Capital Services
LLC $ 7,474 $ (68,491) $ (61,017) $ - $ (61,017)
Total $ 7,474 $ (106,271) $ (98,797) $ - $ (98,797)
*  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Funds’ Portfolio of Investments.

Futures Contracts: During the current fiscal period, Credit Income, Preferred Securities and Income and Strategic Income used U.S. Treasury futures as part of their overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Fund
Average Notional Amount of Credit Default
Swaps Contracts Outstanding
*
Floating Rate Income $ 10,613,333
Strategic Income 36,666,667
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Credit Income $ 19,426,506
Preferred Securities and Income 366,564,944
Strategic Income 68,292,698
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Credit Income
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
$ 77,019 - $ –
Forward Foreign Currency
Contracts
Foreign currency
exchange rate
- – Unrealized depreciation on
forward contracts
(5,373)
1 1 1 1 1 1 1 1
Preferred Securities and Income
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
1,993,646 - –
1 1 1 1 1 1 1 1
Strategic Income
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
226,927 - –
Forward Foreign Currency
Contracts
Foreign currency
exchange rate
- – Unrealized depreciation on
forward contracts
(98,797)
Credit Default Swaps -
Centrally Cleared
Credit - – Unrealized depreciation on
swap contracts
**
(149,775)
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statement of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

Notes to Financial Statements
(continued)
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Credit Income
Forward foreign currency contracts Foreign currency exchange rate $ 7,950 $ (8,635)
Futures contracts Interest rate 142,455 (24,479)
Floating Rate Income
Swap contracts Credit (18,738) 125,925
Preferred Securities and Income
Futures contracts Interest rate 7,943,046 910,576
Strategic Income
Forward foreign currency contracts Foreign currency exchange rate 133,857 (131,683)
Futures contracts Interest rate 2,305,692 69,034
Swap contracts Credit (112,198) (61,468)
Six Months Ended
2/28/26
Year Ended
8/31/25
Credit Income Shares Value Shares Value
Subscriptions:
Class A 1,029,355 $6,873,379 2,282,955 $15,290,614
Class A - automatic conversion of Class C 154 1,029 308 2,056
Class C 138,891 925,682 366,389 2,435,023
Class I 21,285,183 142,464,984 26,375,081 175,432,785
Total subscriptions 22,453,583 150,265,074 29,024,733 193,160,478
Reinvestments of distributions:
Class A 229,076 1,529,942 584,641 3,903,492
Class C 29,309 195,405 70,987 473,436
Class I 1,320,556 8,834,245 981,204 6,542,355
Total reinvestments of distributions 1,578,941 10,559,592 1,636,832 10,919,283
Redemptions:
Class A (1,135,226) (7,589,856) (2,871,275) (19,190,675)
Class C (161,657) (1,078,080) (428,065) (2,850,165)
Class C - automatic conversion to Class A (154) (1,029) (309) (2,056)
Class I (2,844,651) (19,033,334) (5,642,489) (37,816,414)
Total redemptions (4,141,688) (27,702,299) (8,942,138) (59,859,310)
Net increase (decrease) 19,890,836 $133,122,367 21,719,427 $144,220,451

Six Months Ended
2/28/26
Year Ended
8/31/25
Flexible Income Shares Value Shares Value
Subscriptions:
Class A 1,039,361 $20,481,940 1,424,462 $26,905,852
Class A - automatic conversion of Class C 3,146 62,486 1,277 24,172
Class C 180,406 3,563,033 126,259 2,384,651
Class R6 1,217,213 24,356,662 77,752 1,474,868
Class I 2,909,069 57,423,932 3,921,034 74,131,230
Total subscriptions 5,349,195 105,888,053 5,550,784 104,920,773
Reinvestments of distributions:
Class A 261,026 5,156,261 449,679 8,497,666
Class C 110,215 2,172,358 224,529 4,234,800
Class R6 7,834 155,922 12,574 239,325
Class I 872,251 17,245,910 1,731,313 32,756,020
Total reinvestments of distributions 1,251,326 24,730,451 2,418,095 45,727,811
Redemptions:
Class A (1,137,117) (22,401,652) (2,589,956) (48,864,945)
Class C (804,419) (15,821,296) (2,117,089) (39,848,883)
Class C - automatic conversion to Class A (3,152) (62,486) (1,279) (24,172)
Class R6 (58,987) (1,171,021) (108,265) (2,054,292)
Class I (4,635,621) (91,812,657) (14,423,204) (272,034,126)
Total redemptions (6,639,296) (131,269,112) (19,239,793) (362,826,418)
Net increase (decrease) (38,775) $(650,608) (11,270,914) $(212,177,834)
Six Months Ended
2/28/26
Year Ended
8/31/25
Floating Rate Income Shares Value Shares Value
Subscriptions:
Class A 1,414,570 $25,298,948 5,285,888 $95,655,468
Class A - automatic conversion of Class C — — 1,858 33,722
Class C 174,339 3,121,199 628,381 11,364,708
Class R6 33,033,558 595,611,584 4,512,867 81,874,956
Class I 14,010,860 251,124,316 32,543,677 589,601,192
Total subscriptions 48,633,327 875,156,047 42,972,671 778,530,046
Reinvestments of distributions:
Class A 324,697 5,801,632 761,234 13,758,055
Class C 69,191 1,236,224 169,657 3,067,018
Class R6 1,279,747 22,946,678 986,255 17,921,662
Class I 1,876,927 33,561,720 4,093,610 74,061,454
Total reinvestments of distributions 3,550,562 63,546,254 6,010,756 108,808,189
Redemptions:
Class A (3,281,875) (58,553,539) (5,799,007) (104,401,809)
Class C (525,780) (9,403,036) (1,036,766) (18,746,929)
Class C - automatic conversion to Class A — — (1,858) (33,722)
Class R6 (4,793,138) (86,380,193) (5,252,765) (95,546,624)
Class I (18,412,005) (329,619,904) (31,888,199) (575,196,141)
Total redemptions (27,012,798) (483,956,672) (43,978,595) (793,925,225)
Net increase (decrease) 25,171,091 $454,745,629 5,004,832 $93,413,010

Notes to Financial Statements
(continued)
Six Months Ended
2/28/26
Year Ended
8/31/25
High Yield Income Shares Value Shares Value
Subscriptions:
Class A 621,158 $11,103,081 818,647 $14,613,283
Class A - automatic conversion of Class C — — 840 15,107
Class C 157,137 2,808,255 224,268 4,004,875
Class R6 187,024 3,367,251 2,212,975 39,894,865
Class I 2,675,723 47,983,804 5,090,857 90,990,538
Total subscriptions 3,641,042 65,262,391 8,347,587 149,518,668
Reinvestments of distributions:
Class A 117,081 2,094,431 232,287 4,139,467
Class C 21,391 382,341 45,788 814,919
Class R6 45,019 810,649 86,098 1,543,047
Class I 967,134 17,325,387 2,396,260 42,758,588
Total reinvestments of distributions 1,150,625 20,612,808 2,760,433 49,256,021
Redemptions:
Class A (447,964) (8,013,969) (1,004,820) (17,848,293)
Class C (93,307) (1,668,027) (300,377) (5,330,221)
Class C - automatic conversion to Class A — — (840) (15,107)
Class R6 (54,563) (982,970) (2,151,348) (38,622,505)
Class I (7,502,350) (134,341,751) (10,717,275) (190,363,008)
Total redemptions (8,098,184) (145,006,717) (14,174,660) (252,179,134)
Net increase (decrease) (3,306,517) $(59,131,518) (3,066,640) $(53,404,445)
Six Months Ended
2/28/26
Year Ended
8/31/25
Preferred Securities and Income Shares Value Shares Value
Subscriptions:
Class A 3,532,982 $57,255,583 7,682,763 $120,155,000
Class A - automatic conversion of Class C — — 1,697 26,930
Class C 1,186,737 19,270,368 1,098,444 17,227,064
Class R6 21,669,635 353,475,624 26,263,698 412,696,662
Class I 40,319,691 654,601,181 77,811,701 1,216,989,771
Total subscriptions 66,709,045 1,084,602,756 112,858,303 1,767,095,427
Reinvestments of distributions:
Class A 708,028 11,502,000 1,432,171 22,432,813
Class C 156,882 2,550,042 356,562 5,588,025
Class R6 1,433,620 23,373,809 1,907,089 29,999,323
Class I 6,308,468 102,578,677 12,233,625 191,841,229
Total reinvestments of distributions 8,606,998 140,004,528 15,929,447 249,861,390
Redemptions:
Class A (3,667,399) (59,381,599) (8,352,879) (130,606,969)
Class C (1,356,503) (21,988,428) (2,706,946) (42,329,861)
Class C - automatic conversion to Class A — — (1,696) (26,930)
Class R6 (5,666,180) (92,253,172) (15,043,589) (236,097,567)
Class I (34,287,709) (555,990,337) (73,078,945) (1,141,388,008)
Total redemptions (44,977,791) (729,613,536) (99,184,055) (1,550,449,335)
Net increase (decrease) 30,338,252 $494,993,748 29,603,695 $466,507,482

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
2/28/26
Year Ended
8/31/25
Strategic Income Shares Value Shares Value
Subscriptions:
Class A 3,414,376 $34,183,518 4,876,876 $48,144,280
Class A - automatic conversion of Class C 43 427 2,824 27,902
Class C 693,034 6,906,320 1,199,989 11,836,037
Class R6 3,883,588 39,019,368 5,427,815 53,714,595
Class I 23,919,008 239,492,086 34,138,673 336,967,623
Total subscriptions 31,910,049 319,601,719 45,646,177 450,690,437
Reinvestments of distributions:
Class A 358,191 3,588,544 770,855 7,621,078
Class C 49,638 494,909 95,960 943,896
Class R6 918,193 9,230,963 1,882,852 18,677,958
Class I 1,772,336 17,756,637 3,138,098 31,010,735
Total reinvestments of distributions 3,098,358 31,071,053 5,887,765 58,253,667
Redemptions:
Class A (2,019,590) (20,223,492) (5,472,949) (54,018,163)
Class C (216,577) (2,157,424) (586,954) (5,767,776)
Class C - automatic conversion to Class A (43) (427) (2,836) (27,902)
Class R6 (1,403,635) (14,098,629) (4,297,518) (42,344,642)
Class I (11,168,209) (111,794,016) (17,956,725) (176,745,455)
Total redemptions (14,808,054) (148,273,988) (28,316,982) (278,903,938)
Net increase (decrease) 20,200,353 $202,398,784 23,216,960 $230,040,166
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Credit Income
$ 377,524,700 $ 6,131,875 $ (4,520,357) $ 1,611,518
Flexible Income
831,846,931 48,708,196 (5,709,325) 42,998,871
Floating Rate Income
2,152,725,787 13,249,003 (57,750,066) (44,501,063)
High Yield Income
543,222,084 11,976,481 (3,520,810) 8,455,671
Preferred Securities and Income
6,078,741,699 250,525,250 (144,101,669) 106,423,581
Strategic Income
1,405,272,533 27,026,249 (24,722,812) 2,303,437

Notes to Financial Statements
(continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Credit Income
$ 1,211,208 $ — $ 2,529,804 $ (140,916,434) $ — $ (1,398,757) $ (138,574,179)
Flexible Income
— — 28,239,591 (256,678,566) — (3,545,409) (231,984,384)
Floating Rate Income
3,508,090 — (11,430,055) (308,623,502) — (10,428,723) (326,974,190)
High Yield Income
4,421,103 — 10,562,585 (221,038,525) — (4,078,677) (210,133,514)
Preferred Securities and
Income
370,633 — (12,603,873) (463,632,281) — (26,337,389) (502,202,910)
Strategic Income
2,797,909 — (5,958,697) (104,107,411) — (5,642,041) (112,910,240)
Fund Short-Term Long-Term Total
Credit Income $ 46,905,679 $ 94,010,755 $ 140,916,434
Flexible Income 78,595,619 178,082,947 256,678,566
Floating Rate Income 74,763,786 233,859,716 308,623,502
High Yield Income 27,208,918 193,829,607 221,038,525
Preferred Securities and Income 114,038,738 349,593,543 463,632,281
Strategic Income 40,108,436 63,998,975 104,107,411
Average Daily Net Assets
Credit
Income
Flexible
Income
Floating
Rate
Income
High
Yield
Income
Preferred
Securities
and
Income
Strategic
Income
For the first $125 million 0.4000% 0.5500% 0.4500% 0.4500% 0.5500% 0.3600%
For the next $125 million 0.3875 0.5375 0.4375 0.4375 0.5375 0.3475
For the next $250 million 0.3750 0.5250 0.4250 0.4250 0.5250 0.3350
For the next $500 million 0.3625 0.5125 0.4125 0.4125 0.5125 0.3225
For the next $1 billion 0.3500 0.5000 0.4000 0.4000 0.5000 0.3100
For the next $3 billion 0.3250 0.4750 0.3750 0.3750 0.4750 0.2850
For the next $5 billion 0.3000 0.4500 0.3500 0.3500 0.4500 0.2600
For net assets over $10 billion 0.2875 0.4375 0.3375 0.3375 0.4375 0.2475
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:  Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment
Fund
Complex-Level Fee
Credit Income
0.1555%
Flexible Income
0.1555
Floating Rate Income
0.1555
High Yield Income
0.1555
Preferred Securities and Income
0.1555
Strategic Income
0.1555
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Credit Income 0.75% July 31, 2027 N/A
Flexible Income 0.75% July 31, 2027 1.25%
Floating Rate Income 0.85% July 31, 2027 1.10%
High Yield Income 0.79% July 31, 2027 1.35%
Preferred Securities and Income N/A N/A 1.25%
Strategic Income 0.59% July 31, 2027 N/A
N/A - Not Applicable.
Fund
Value
Credit Income
$ —
Flexible Income
8,993
Floating Rate Income
—
High Yield Income
—
Preferred Securities and Income
—
Strategic Income
—

Notes to Financial Statements
(continued)
adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Credit Income
$ 32,642 $ 28,876
Flexible Income
86,174 80,865
Floating Rate Income
75,495 70,223
High Yield Income
120,121 105,405
Preferred Securities and Income
311,774 286,752
Strategic Income
235,041 222,805
Fund
Commission
Advances
Credit Income
$ 8,493
Flexible Income
65,618
Floating Rate Income
70,641
High Yield Income
18,268
Preferred Securities and Income
279,153
Strategic Income
195,187
Fund
12b-1 Fees
Retained
Credit Income
$ 7,734
Flexible Income
10,900
Floating Rate Income
33,194
High Yield Income
8,474
Preferred Securities and Income
68,402
Strategic Income
33,914
Fund
CDSC
Retained
Credit Income
$ 420
Flexible Income
1,427
Floating Rate Income
14,505
High Yield Income
103
Preferred Securities and Income
2,433
Strategic Income
2,804

Affiliated Owned Shares: As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
Affiliated Investments:  Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/mutual-funds/prospectuses, or upon request by calling (800) 257-8787.
Information regarding transactions with affiliated investments is as follows:
9. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
Fund Nuveen Owned Shares
Flexible Income -%*
Floating Rate Income -%*
*Rounds to less than 1%.
Underlying Fund
Nuveen
Lifecycle
Funds Total
Credit Income –% –%
Flexible Income –% –%
Floating Rate Income 27% 27%
High Yield Income –% –%
Preferred Securities and Income –% –%
Strategic Income –% –%
Issue
Value at
8/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
2/28/26
Value at
2/28/26
Dividend
Income
Credit Income
Exchange-Traded Funds
Nuveen High Yield Corporate
Bond ETF $– $4,985,000 $– $– $23,000 200,000 $5,008,000 $30,020
Total $– $4,985,000 $– $– $23,000 200,000 $5,008,000 $30,020
Floating Rate Income
Exchange-Traded Funds
Nuveen AA-BBB CLO ETF $– $1,002,600 $– $– $(200) 40,000 $1,002,400 $10,060
Total $– $1,002,600 $– $– $(200) 40,000 $1,002,400 $10,060
Preferred Securities and Income
Exchange-Traded Funds
Nuveen Preferred And Income
ETF $– $74,903,375 $– $– $158,919 2,847,000 $75,062,294 $588,947
Total $– $74,903,375 $– $– $158,919 2,847,000 $75,062,294 $588,947

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the directors/trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Directors/Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust V

Date: May 7, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 7, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: May 7, 2026	By:	/s/ Marc Cardella
Marc Cardella Vice President and Controller (principal financial officer)